SECURITIES ACT FILE NO. 333-08653
INVESTMENT COMPANY ACT FILE NO. 811-07725

FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 30	☑
SEASONS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
1 SunAmerica Center
Los Angeles, California 90067-6022
(Address of Principal Executive Offices) (Zip Code)
(800.445.7862)
(Registrant’s Telephone Number, including area code)
Nori L. Gabert, Esq.
Vice President and Deputy General Counsel
SunAmerica Asset Management Corp.
2929 Allen Parkway
Houston, Texas 77019
(Name and Address for Agent for Service)
Copy to:
Mallary Reznik, Esq.
General Counsel
SunAmerica Life Companies
1 SunAmerica Center, Century City
Los Angeles, California 90067-6022
Margery K. Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on July 28, 2010, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SEASONS SERIES TRUST
Focus TechNet Portfolio
Focus Growth and Income Portfolio
Large Cap Composite Portfolio
Focus Growth Portfolio
Large Cap Growth Portfolio
Supplement to the Prospectus dated July 28, 2010
     The Board of Trustees of the Seasons Series Trust (the “Trust”), on behalf of each of the Focus TechNet Portfolio, the Focus Growth and Income Portfolio, and the Large Cap Composite Portfolio (each, a “Target Portfolio”), have determined that it is in the best interests of each of the Target Portfolios to reorganize each Target Portfolio into another existing Portfolio of the Trust (each, an “Acquiring Portfolio”). Each proposed transaction is referred to as a “Reorganization.” The Target Portfolio and the Acquiring Portfolio for each Reorganization are shown in the table below.

Target Portfolios	Acquiring Portfolios
Focus TechNet Portfolio	Focus Growth Portfolio
Focus Growth and Income Portfolio	Focus Growth Portfolio
Large Cap Composite Portfolio	Large Cap Growth Portfolio
     In each Reorganization, all of the Target Portfolio’s assets and liabilities would be transferred to the respective Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. If the Reorganization is completed, shareholders of the Target Portfolio will receive shares of the respective Acquiring Portfolio, the total value of which will be equal to the total value of their shares of the Target Portfolio on the date of the Reorganization, after which the Target Portfolio will cease operations.
     Each Target Portfolio expects to convene a special meeting of its shareholders on or about September 17, 2010, to vote on the approval of its Reorganization. Shareholders of record of each Target Portfolio as of June 30, 2010 (the “Record Date”), are entitled to notice of and to vote at the special meeting, and they will receive proxy materials describing the relevant Reorganization.
     Until a Reorganization is completed, each Target Portfolio will continue sales and redemptions of its shares as described in its Prospectus. However, holders of shares purchased after the Record Date set for each special meeting of shareholders will not be entitled to vote those shares at the special meeting.
Date: July 21, 2010
Versions: Version 2 Class 1, Version 3 Class 2, Version 4 Class 3, and Combined Master

PROSPECTUS
July 28, 2010
SEASONS SERIES TRUST
(Class 1, Class 2 and Class 3 Shares)

	Class 1 Shares:	Class 2 Shares:	Class 3 Shares:
Portfolio	Ticker Symbols	Ticker Symbols	Ticker Symbols
Allocation Balanced Portfolio	N/A	N/A	N/A
Allocation Growth Portfolio	N/A	N/A	N/A
Allocation Moderate Growth Portfolio	N/A	N/A	N/A
Allocation Moderate Portfolio	N/A	N/A	N/A
Asset Allocation: Diversified Growth Portfolio	SEAAA	SEAAB	N/A
Cash Management Portfolio	SECMA	SECMB	N/A
Diversified Fixed Income Portfolio	SEDFA	SEDFB	N/A
Focus Growth and Income Portfolio	N/A	SEFIA	N/A
Focus Growth Portfolio	SEFGA	SEFGB	N/A
Focus TechNet Portfolio	N/A	SEFTA	N/A
Focus Value Portfolio	N/A	SEFVA	N/A
International Equity Portfolio	SEIEA	SEIEB	N/A
Large Cap Composite Portfolio	SELCA	SELCB	N/A
Large Cap Growth Portfolio	SELGA	SELGB	N/A
Large Cap Value Portfolio	SELVA	SELVB	N/A
Mid Cap Growth Portfolio	SEMCA	SEMCB	N/A
Mid Cap Value Portfolio	SEMVA	SEMVB	N/A
Multi-Managed Growth Portfolio	SEMGA	SEMGB	N/A
Multi-Managed Income Portfolio	SEMIA	SEMIB	N/A
Multi-Managed Income/Equity Portfolio	SEMEA	SEMEB	N/A
Multi-Managed Moderate Growth Portfolio	SEMMA	SEMMB	N/A
Real Return Portfolio	N/A	N/A	N/A
Small Cap Portfolio	SESCA	SESCB	N/A
Stock Portfolio	SESTA	SESTB	N/A
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Portfolio Summary: Allocation Balanced Portfolio
Investment Goal
The Portfolio’s investment goal is long-term capital appreciation and current income.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.10%
Service (12b-1) Fees	None
Other Expenses	0.06%
Acquired Fund Fees and Expenses	1.18%
Total Annual Portfolio Operating Expenses	1.34%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$136	$425	$734	$1,613
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Trust’s Portfolios (collectively, the “Underlying Portfolios”).
The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which no more than 70% of its assets will be invested in equity portfolios.
The subadviser determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the subadviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of June 30, 2010 were:

• Large cap growth/value stocks	26.0%
• Mid cap growth/value stocks	8.0%
• Small cap stocks	4.0%
• International stocks	12.0%
• Bonds	30.0%
• Treasury inflation protected securities	12.0%
• Cash equivalents	8.0%
The subadviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time. The Portfolio is non-diversified.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of

Portfolio Summary: Allocation Balanced Portfolio
the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Value Investing Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk of Investing in Bonds. The Portfolio may invest in Underlying Portfolios that invest principally in bonds, which may result in the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Risk of Investing in Junk Bonds. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage in which may be invested in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.
Non-Diversification Risk. The Portfolio is organized as a “non-diversified” portfolio and may invest a significant portion of its assets in any one Underlying Portfolio, and thus, it can concentrate in a smaller number of Underlying Portfolios. A non-diversified portfolio’s risk is increased because the effect of the performance of each Underlying Portfolio on the Portfolio’s overall performance is greater.
Foreign Investment Risk. The Portfolio may invest in Underlying Portfolios that may invest in foreign securities, which may cause the value of the Portfolio to be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Risks of Investing in Inflation-Indexed Securities. The Portfolio invests in Underlying Portfolio(s) that invests in inflation-indexed securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index (“CPI”) in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rates, which is the nominal interest rate minus the expected rate of inflation. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other

Portfolio Summary: Allocation Balanced Portfolio
than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity.
Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in actively-managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P500® Index, the Barclays Capital U.S. Aggregate Index and a Blended Index. The Blended Index consists of 50% S&P500® Index and 50% Barclays Capital U.S. Aggregate Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)
During the periods shown in the bar chart, the highest return for a quarter was 12.55% (quarter ended June 30, 2009) and the lowest return for a quarter was -12.02% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -1.64%.

Portfolio Summary: Allocation Balanced Portfolio
Average Annual Total Returns (For the periods ended December 31, 2009)

		Since
		Inception
	1	Class 3
	Year	(2/14/05)
Class 3 Shares	21.44%	2.63%
S&P 500® Index	26.46%	0.50%
Barclays Capital U.S. Aggregate Index	5.93%	4.89%
Blended Index	16.34%	3.00%

Portfolio Summary: Allocation Balanced Portfolio
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Ibbotson Associates Advisors, LLC.
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Peng Chen, Ph.d, CFA	2005	President and Portfolio Manager
Carrie Scherkenbach	2005	Portfolio Manager
Scott Wentsel, CFA, CFP	2005	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Allocation Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.10%
Service (12b-1) Fees	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses	1.27%
Total Annual Portfolio Operating Expenses	1.44%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$147	$456	$787	$1,724
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Trust’s Portfolios (collectively, the “Underlying Portfolios”).
The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 80% of its assets will be invested in equity portfolios.
The subadviser determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the subadviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of June 30, 2010 were:

• Large cap growth/value stocks	41.0%
• Mid cap growth/value stocks	15.0%
• Small cap stocks	12.5%
• International stocks	26.5%
• Bonds	4.0%
• Treasury inflation protected securities	1.0%
• Cash equivalents	0.0%
The subadviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time. The Portfolio is non-diversified.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

Portfolio Summary: Allocation Growth Portfolio
The following is a summary description of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Medium-Capitalization Companies Risk. The Portfolio may invest in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.
Foreign Investment Risk. The Portfolio may invest in Underlying Portfolios that may invest in foreign securities, which may cause the value of the Portfolio to be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Emerging Markets Risk. The Portfolio may invest in Underlying Portfolios that may invest in securities of issuers located in developing or “emerging” markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.
Non-Diversification Risk. The Portfolio is organized as a “non-diversified” portfolio and may invest a significant portion of its assets in any one Underlying Portfolio, and thus, it can concentrate in a smaller number of Underlying Portfolios. A non-diversified portfolio’s risk is increased because the effect of the performance of each Underlying Portfolio on the Portfolio’s overall performance is greater.
Growth Stock Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Value Investing Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in actively-managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P500® Index, the Barclays Capital U.S. Aggregate Index and a Blended Index. The Blended Index consists of 95% S&P500® Index and 5% Barclays Capital U.S. Aggregate Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: Allocation Growth Portfolio
(Class 3 Shares)
During the periods shown in the bar chart, the highest return for a quarter was 20.23% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.89% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -7.32%.

Portfolio Summary: Allocation Growth Portfolio
Average Annual Total Returns (For the periods ended December 31, 2009)

		Since
		Inception
	1	Class 3
	Year	(2/14/05)
Class 3 Shares	31.02%	1.36%
S&P 500® Index	26.46%	0.50%
Barclays Capital U.S. Aggregate Index	5.93%	4.89%
Blended Index	25.47%	0.77%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Ibbotson Associates Advisors, LLC.
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Peng Chen, Ph.d, CFA	2005	President and Portfolio Manager
Carrie Scherkenbach	2005	Portfolio Manager
Scott Wentsel, CFA, CFP	2005	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Allocation Moderate Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.10%
Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	1.22%
Total Annual Portfolio Operating Expenses	1.36%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$138	$431	$745	$1,635
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Trust’s Portfolios (collectively, the “Underlying Portfolios”).
The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 30% and no more than 90% of its net assets will be invested in equity portfolios and at least 10% and no more than 70% of its net assets will be invested in fixed income portfolios.
The subadviser determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the subadviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of June 30, 2010 were:

• Large cap growth/value stocks	34.5%
• Mid cap growth/value stocks	12.0%
• Small cap stocks	8.5%
• International stocks	20.0%
• Bonds	21.0%
• Treasury inflation protected securities	4.0%
• Cash equivalents	0.0%
The subadviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time. The Portfolio is non-diversified.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.

Portfolio Summary: Allocation Moderate Growth Portfolio
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Value Investing Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk of Investing in Bonds. The Portfolio may invest in Underlying Portfolios that invest principally in bonds, which may result in the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Medium-Capitalization Companies Risk. The Portfolio may invest in Underlying Portfolios that may invest in securities of medium-capitalization companies. Securities of medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.
Non-Diversification Risk. The Portfolio is organized as a “non-diversified” portfolio and may invest a significant portion of its assets in any one Underlying Portfolio, and thus, it can concentrate in a smaller number of Underlying Portfolios. A non-diversified portfolio’s risk is increased because the effect of the performance of each Underlying Portfolio on the Portfolio’s overall performance is greater.
Foreign Investment Risk. The Portfolio may invest in Underlying Portfolios that may invest in foreign securities, which may cause the value of the Portfolio to be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in actively-managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P500® Index, the Barclays Capital U.S. Aggregate Index and a Blended Index. Effective May 1, 2010, the Portfolio changed the composition of its Blended Index to more accurately reflect the Portfolio’s target asset category allocations. The New Blended Index consists of 75% the S&P500® Index and 25% Barclays Capital U.S. Aggregate Index. The Prior Blended Index consists of 80% S&P500® Index and 20% Barclays Capital U.S. Aggregate Index. Fees and expenses incurred at the

Portfolio Summary: Allocation Moderate Growth Portfolio
contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)
During the periods shown in the bar chart, the highest return for a quarter was 16.76% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.40% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -4.66%.
Average Annual Total Returns (For the periods ended December 31, 2009)

		Since
		Inception
	1	Class 3
	Year	(2/14/05)
Class 3 Shares	25.97%	1.61%
S&P 500® Index	26.46%	0.50%
Barclays Capital U.S. Aggregate Index	5.93%	4.89%
New Blended Index	21.45%	1.82%
Prior Blended Index	22.46%	1.57%

Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Ibbotson Associates Advisors, LLC.
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Peng Chen, Ph.d, CFA	2005	President and Portfolio Manager
Carrie Scherkenbach	2005	Portfolio Manager
Scott Wentsel, CFA, CFP	2005	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Allocation Moderate Portfolio
Investment Goal
The Portfolio’s investment goal is long-term capital appreciation and moderate current income.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Portfolio invests. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.10%
Service (12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	1.21%
Total Annual Portfolio Operating Expenses	1.36%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$138	$431	$745	$1,635
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Trust’s Portfolios (collectively, the “Underlying Portfolios”).
The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 20% and no more than 80% of its net assets will be invested in equity portfolios and at least 20% and no more than 80% of its net assets will be invested in fixed income portfolios.
The subadviser determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the subadviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of June 30, 2010 were:

• Large cap growth/value stocks	31.5%
• Mid cap growth/value stocks	10.0%
• Small cap stocks	6.5%
• International stocks	17.0%
• Bonds	23.0%
• Treasury inflation protected securities	8.0%
• Cash equivalents	4.0%
The subadviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time. The Portfolio is non-diversified.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

Portfolio Summary: Allocation Moderate Portfolio
The following is a summary description of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Medium-Capitalization Companies Risk. The Portfolio may invest in Underlying Portfolios that may invest in securities of medium-capitalization companies. Securities of medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.
Growth Stock Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Value Investing Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk of Investing in Bonds. The Portfolio may invest in Underlying Portfolios that invest principally in bonds, which may result in the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Non-Diversification Risk. The Portfolio is organized as a “non-diversified” portfolio and may invest a significant portion of its assets in any one Underlying Portfolio, and thus, it can concentrate in a smaller number of Underlying Portfolios. A non-diversified portfolio’s risk is increased because the effect of the performance of each Underlying Portfolio on the Portfolio’s overall performance is greater.
Foreign Investment Risk. The Portfolio may invest in Underlying Portfolios that may invest in foreign securities, which may cause the value of the Portfolio to be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in actively-managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P500® Index, the Barclays Capital U.S. Aggregate Index and a Blended Index. The Blended Index consists of 65% S&P500® Index and 35% Barclays Capital U.S. Aggregate Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: Allocation Moderate Portfolio
(Class 3 Shares)
During the periods shown in the bar chart, the highest return for a quarter was 15.01% (quarter ended June 30, 2009) and the lowest return for a quarter was -15.58% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -3.50%.
Average Annual Total Returns (For the periods ended December 31, 2009)

		Since
		Inception
	1	Class 3
	Year	(2/14/05)
Class 3 Shares	24.83%	2.29%
S&P 500® Index	26.46%	0.50%
Barclays Capital U.S. Aggregate Index	5.93%	4.89%
Blended Index	19.42%	2.31%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Ibbotson Associates Advisors, LLC.
Portfolio Managers

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
Peng Chen, Ph.d, CFA	2005	President and Portfolio Manager
Carrie Scherkenbach	2005	Portfolio Manager
Scott Wentsel, CFA, CFP	2005	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Asset Allocation: Diversified Growth Portfolio
Investment Goal
The Portfolio’s investment goal is capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.31%	0.31%	0.31%
Total Annual Portfolio Operating Expenses	1.16%	1.31%	1.41%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$118	$368	$638	$1,409
Class 2 Shares	$133	$415	$718	$1,579
Class 3 Shares	$144	$446	$771	$1,691
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 123% of the average value of its portfolio.

Portfolio Summary: Asset Allocation: Diversified Growth Portfolio
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities. Using qualitative analysis and quantitative techniques, the subadviser adjusts portfolio allocations from time to time within these ranges to try to optimize the Portfolio’s performance consistent with its goal.
The subadviser invests mainly in a diversified portfolio of equity securities (growth or value stocks or both) of companies of any size. The subadviser may consider, among other things, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The subadviser also invests, to a lesser extent, in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations and corporate obligations. The subadviser may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions when deciding whether to buy or sell fixed income investments.
The Portfolio may invest in foreign securities (up to 60% of net assets), lower rated fixed income securities or junk bonds (up to 20% of net assets), derivatives such as futures and options, and short-term investments (up to 20% of net assets). The subadviser may engage in frequent and active trading of the portfolio securities.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses

Portfolio Summary: Asset Allocation: Diversified Growth Portfolio
from non-hedging positions may be substantially greater than the cost of the position.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Active Trading Risk. A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio. During periods of increased market volatility, active trading may be more pronounced.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P500® Index and a Blended Index and each of its components. The Blended Index consists of 60% Russell 3000® Index, 15% Morgan Stanley Capital International Europe, Australasia, Far East Index (gross) (“MSCI EAFE Index”), 15% Barclays Capital U.S. Aggregate Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Index (gross)sm. The Blended Index data given is based on information available as of July 31, 2001. The returns of the MSCI Emerging Markets Index (gross)sm for the periods since inception of class 2 shares and class 3 shares is from October 31, 2000 and November 30, 2002, respectively. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: Asset Allocation: Diversified Growth Portfolio
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.43% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.95% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -5.25%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	31.17%	2.35%	0.52%	N/A	N/A
Class 2 Shares	31.00%	2.18%	N/A	0.92%	N/A
Class 3 Shares	30.72%	2.08%	N/A	N/A	5.35%
Russell 3000® Index	28.34%	0.76%	-0.20%	0.17%	5.94%
S&P 500® Index	26.46%	0.42%	-0.95%	-0.41%	5.20%
MSCI EAFE Index (gross)	32.46%	4.02%	1.58%	3.37%	10.54%
Barclays Capital U.S. Aggregate Index	5.93%	4.97%	6.33%	6.06%	4.87%
JP Morgan Developed Market High Yield Index	58.76%	6.44%	6.94%	7.88%	10.35%
MSCI Emerging Markets Index (gross)sm	79.02%	15.88%	10.09%	14.74%	21.51%
Blended Index	29.35%	3.19%	2.18%	2.66%	7.22%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Putnam Investment Management, LLC.
Portfolio Manager

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Jeffrey L. Knight, CFA	2002	Managing Director and Head of
Jeffrey L. Knight, CFA	2002	Managing Director and Head of Global Asset Allocation
Robert J. Kea	2002	Managing Director and Portfolio Manager
Robert J. Schoen	2002	Managing Director and Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Cash Management Portfolio
Investment Goal
The Portfolio’s investment goal is high current yield while preserving capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.45%	0.45%	0.45%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.09%	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.54%	0.69%	0.79%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$55	$173	$302	$677
Class 2 Shares	$70	$221	$384	$859
Class 3 Shares	$81	$252	$439	$978
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing in a diversified selection of money market instruments. The Portfolio may invest in fixed income securities (consisting of U.S. treasury bills, agency discount notes, corporate debt instruments and asset-backed securities) and short-term investments (consisting of commercial paper, repurchase agreements and bank obligations). These securities may have fixed, floating or variable rates of interest.
The Portfolio may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
The subadviser evaluates a number of factors in identifying investment opportunities and constructing the Portfolio’s portfolio. The subadviser considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Portfolio’s assets among different securities.
The subadviser, in connection with selecting individual investments for the Portfolio, evaluates a security based on its potential to generate income and to preserve capital. The subadviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.
The subadviser may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the subadviser believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Risk of Investing in Money Market Securities. An investment in the Portfolio is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The Portfolio does not seek to maintain a stable net asset value.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as

Portfolio Summary: Cash Management Portfolio
interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Portfolio’s yield may become negative, which may result in a decline in the value of your investment.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s income and the value of your investment in the Portfolio to decline.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Concentration Risk. The Portfolio may invest more than 25% of its assets in U.S. dollar-denominated obligations of banks. Therefore, the Portfolio is more sensitive to factors affecting that industry, such as changes in the regulatory or competitive environment or in investor perceptions regarding an industry. This means that the value of the Portfolio is subject to greater volatility than a portfolio that invests in a broader range of companies and industries.
Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically.
Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected the portfolio manager, may fail to produce the intended return.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the Portfolio’s average annual returns. The returns of the U.S. Treasury Bills 0-3 Months Index for the periods since inception of class 2 shares and class 3 shares is from October 31, 2000 and November 30, 2002, respectively. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: Cash Management Portfolio
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended December 31, 2000 and the lowest return for a quarter was -0.04% (quarter ended December 31, 2009). The year to date calendar return as of June 30, 2010 was -0.19%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	-0.04%	2.50%	2.34%	N/A	N/A
Class 2 Shares	-0.19%	2.34%	N/A	1.92%	N/A
Class 3 Shares	-0.28%	2.24%	N/A	N/A	1.64%
U.S. Treasury Bills 0-3 Months Index	0.15%	2.72%	2.70%	2.41%	2.28%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by BofA Advisors, LLC, formerly, Columbia Management Advisors, LLC (“BofA Advisors”).
Portfolio Managers

	Portfolio Manager
	of the Portfolio
Name	Since	Title
Patrick Ford	2007	Managing Director
Dale Albright	2008	Director
Erica McKinley	2000	Vice President
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Diversified Fixed Income Portfolio
Investment Goal
The Portfolio’s investment goal is relatively high current income and secondarily capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.68%	0.68%	0.68%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.79%	0.94%	1.04%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$81	$252	$439	$978
Class 2 Shares	$96	$300	$520	$1,155
Class 3 Shares	$106	$331	$574	$1,271
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 121% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in fixed income securities, including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds (up to 20% of net assets).
The Portfolio may invest in foreign securities (up to 30% of net assets), passive foreign investment companies (PFICs) and short-term investments (up to 20% of net assets).
The Portfolio’s assets are not divided equally between the three subadvisers, but have a targeted allocation of 50% to one subadviser with a portion actively managed and another passively-managed, and 25% each to the two other subadvisers. The subadvisers may engage in frequent and active trading of portfolio securities.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically

Portfolio Summary: Diversified Fixed Income Portfolio
rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Liquidity Risk for Mortgage- and Asset-Backed Securities: Beginning in the second half of 2007 and continuing through the present, the market for mortgage-backed securities began experiencing substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have similarly been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously. As noted above, the Portfolio may invest in mortgage- and asset-backed securities and therefore may be exposed to these increased risks.
Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected the portfolio manager, may fail to produce the intended return.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Barclays Capital U.S. Aggregate Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset

Portfolio Summary: Diversified Fixed Income Portfolio
Management, Inc. PineBridge Investments, LLC (“PineBridge”) (formerly, AIG Global Investment Corp.) assumed management duties for this component effective December 10, 2001.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 4.62% (quarter ended September 30, 2009) and the lowest return for a quarter was -3.01% (quarter ended June 30, 2004). The year to date calendar return as of June 30, 2010 was 5.39%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	5.76%	3.96%	4.83%	/A	N/A
Class 2 Shares	5.62%	3.81%	N/A	4.45%	N/A
Class 3 Shares	5.43%	3.70%	N/A	N/A	3.67%
Barclays Capital U.S. Aggregate Index	5.93%	4.97%	6.33%	6.06%	4.87%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by PineBridge and Wellington Management Company, LLP (“Wellington Management”), and a portion of the Portfolio is managed by SAAMCo.
Portfolio Managers

	Portfolio
	Manager
	of the
	Portfolio
Name	Since	Title
PineBridge
• Michael Kelly	2009	Managing Director, Global Head of Asset Allocation and Structured Securities
• Timothy Campion	2005	Vice President and Portfolio Manager
• Bryan Petermann	2007	Head of High Yield Investments and Portfolio Manager
• John Yovanovic, CFA	2007	Head of High Yield Portfolio Management and Portfolio Manager
• Tim Lindvall, CFA	2007	Vice President and Portfolio Manager
• John Dunlevy	2009	Managing Director and Portfolio Manager
• Robert Vanden Assem	2007	Managing Director and Head of Investment Grade Fixed Income
• Rajeev Mittal	2007	Managing Director and Head of Emerging Markets and International Fixed Income
SAAMCo
• Michael Cheah, CFA		Vice President and Portfolio Manager
Wellington Management
• Lucius T. Hill, III	2002	Senior Vice President and Fixed Income Portfolio Manager
• Scott I. St. John, CFA	2003	Vice President and Fixed Income Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Focus Growth and Income Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital and current income.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3
Management Fees	1.00%	1.00%
Service (12b-1) Fees	0.15%	0.25%
Other Expenses	0.28%	0.28%
Total Annual Portfolio Operating Expenses	1.43%	1.53%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 2 Shares	$146	$452	$782	$1,713
Class 3 Shares	$156	$483	$834	$1,824
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 167% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing in equity securities selected to achieve a blend of growth companies, value companies and companies that the managers believe have elements of growth and value, issued by large-cap companies including those that may offer the potential for a reasonable level of current income. Each manager may emphasize either a growth orientation or a value orientation at any particular time.
The Portfolio offers you access to three different professional managers. The Portfolio utilizes a “focus” strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Each manager will generally invest in up to 10 securities, and the Portfolio will generally hold up to a total of 30 securities.
Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new subadviser to manage the Portfolio or a portion of the Portfolio. In this situation the new subadviser may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security position.
The subadvisers may engage in frequent and active trading of portfolio securities.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.

Portfolio Summary: Focus Growth and Income Portfolio
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 2 Shares)
During the period shown in the bar chart, the highest return for a quarter was 19.86% (quarter ended June 30, 2009) and the lowest return for a quarter was -25.90% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -6.90%.
Average Annual Total Returns (For the periods ended December 31, 2009)

			Since	Since
			Inception	Inception
	1	5	Class 2	Class 3
	Year	Years	(12/29/00)	(11/11/02)
Class 2 Shares	27.26%	-0.58%	-0.55%	N/A
Class 3 Shares	27.23%	-0.68%	N/A	4.36%
S&P 500® Index	26.46%	0.42%	0.00%	5.20%

Portfolio Summary: Focus Growth and Income Portfolio
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by Marsico Capital Management, LLC (“Marsico”) and Thornburg Investment Management, Inc. (“Thornburg”), and a portion of the Portfolio is managed by SAAMCo.
Portfolio Managers

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
SAAMCo
• Steven A. Neimeth	2004	Portfolio Manager
Marsico
• Thomas Marsico	2001	Portfolio Manager
Thornburg
• W. Vinson Walden, CFA	2006	Managing Director and Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Focus Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	1.00%	1.00%	1.00%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.18%	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.18%	1.33%	1.43%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$120	$375	$649	$1,432
Class 2 Shares	$135	$421	$729	$1,601
Class 3 Shares	$146	$452	$782	$1,713
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104%% of the average value of its portfolio.

Portfolio Summary: Focus Growth Portfolio
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of growth criteria, without regard to market capitalization.
The Portfolio offers you access to three different professional managers. The Portfolio utilizes a “focus” strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Each manager will generally invest in up to 10 securities, and the Portfolio will generally hold up to a total of 30 securities.
Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new subadviser to manage the Portfolio or a portion of the Portfolio. In this situation the new subadviser may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security position.
The subadvisers may engage in frequent and active trading of portfolio securities.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P500® Index and Russell 3000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: Focus Growth Portfolio
(Class 1 Shares)
During the period shown in the bar chart, the highest return for a quarter was 18.63% (quarter ended September 30, 2009) and the lowest return for a quarter was -21.60% (quarter ended September 30, 2008). The year to date calendar return as of June 30, 2010 was -5.81%.
Average Annual Total Returns (For the periods ended December 31, 2009)

			Since	Since	Since
			Inception	Inception	Inception
	1	5	Class 1	Class 2	Class 3
	Year	Years	(7/5/00)	(10/16/00)	(11/11/02)
Class 1 Shares	38.64%	1.30%	-1.64%	N/A	N/A
Class 2 Shares	38.41%	1.16%	N/A	-0.62%	N/A
Class 3 Shares	38.32%	1.07%	N/A	N/A	5.53%
S&P 500® Index	26.46%	0.42%	-0.90%	-0.41%	5.20%
Russell 3000® Growth Index	37.01%	1.58%	-4.14%	-3.24%	5.56%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”) and Marsico Capital Management, LLC (“Marsico”), and a portion of the Portfolio is managed by SAAMCo.

Portfolio Summary: Focus Growth Portfolio
Portfolio Manager

	Portfolio
	Manager of the
Name	Portfolio Since	Title
SAAMCo
• John Massey	2006	Portfolio Manager
Marsico
• Thomas Marsico	2001	Portfolio Manager
Janus
• Ron Sachs, CFA	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Focus TechNet Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3
Management Fees	1.20%	1.20%
Service (12b-1) Fees	0.15%	0.25%
Other Expenses	0.35%	0.35%
Total Annual Portfolio Operating Expenses	1.70%	1.80%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 2 Shares	$173	$536	$923	$2,009
Class 3 Shares	$183	$566	$975	$2,116
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing in equity securities of companies that demonstrate the potential for long-term growth of capital and that the managers believe will benefit significantly from technological advances or improvements, without regard to market capitalization. Under normal circumstances, at least 80% of net assets will be invested in companies that the manager believes will benefit significantly from technological advances or improvements (“technology companies”).
The Portfolio offers you access to three different professional managers. The Portfolio utilizes a “focus” strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Each manager will generally invest in up to 10 securities, and the Portfolio will generally hold up to a total of 30 securities.
Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new subadviser to manage the Portfolio or a portion of the Portfolio. In this situation the new subadviser may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security position.
The subadvisers may engage in frequent and active trading of portfolio securities.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.

Portfolio Summary: Focus TechNet Portfolio
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Technology Sector Risk. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Convertible Securities Risk. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines. This correlation increases as the stock price moves closer to the convertible price.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Nasdaq-100® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 2 Shares)
During the period shown in the bar chart, the highest return for a quarter was 47.62% (quarter ended December 31, 2001) and the lowest return for a quarter was -48.47% (quarter ended September 30, 2001). The year to date calendar return as of June 30, 2010 was -2.39%.
Average Annual Total Returns (For the periods ended December 31, 2009)

			Since	Since
			Inception	Inception
	1	5	Class 2	Class 3
	Year	Years	(12/29/00)	(11/11/02)
Class 2 Shares	54.77%	1.75%	-5.16%	N/A
Class 3 Shares	54.97%	1.65%	N/A	11.41%
Nasdaq-100® Index	54.63%	3.33%	-2.17%	9.43%

Portfolio Summary: Focus TechNet Portfolio
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by BAMCO, Inc. (“BAMCO”) and RCM Capital Management, LLC (“RCM”), and a portion of the Portfolio is managed by SAAMCo.
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
SAAMCo
• Andrew Sheridan	2004	Vice President and Portfolio Manager
BAMCO
• Michael Lippert, CFA	2006	Portfolio Manager
RCM
• Walter C. Price, Jr., CFA	2005	Managing Director

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Focus Value Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3
Management Fees	1.00%	1.00%
Service (12b-1) Fees	0.15%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.40%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 2 Shares	$132	$412	$713	$1,568
Class 3 Shares	$143	$443	$766	$1,680
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of value criteria, without regard to market capitalization.
The Portfolio offers you access to three different professional managers. The Portfolio utilizes a “focus” strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Each manager will generally invest in up to 10 securities, and the Portfolio will generally hold up to a total of 30 securities.
Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new manager to manage the Portfolio or a portion of the Portfolio. In this situation the new manager may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each manager may invest in additional financial instruments for the purpose of cash management or to hedge a security position.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Portfolio Summary: Focus Value Portfolio
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Value Index and Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 2 Shares)
During the period shown in the bar chart, the highest return for a quarter was 20.75% (quarter ended June 30, 2003) and the lowest return for a quarter was -20.77% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -6.98%.
Average Annual Total Returns (For the periods ended December 31, 2009)

			Since	Since
			Inception	Inception
	1	5	Class 2	Class 3
	Year	Years	(10/01/01)	(11/11/02)
Class 2 Shares	31.47%	3.29%	7.42%	N/A
Class 3 Shares	31.25%	3.19%	N/A	9.78%
Russell 3000® Value Index	19.76%	-0.24%	4.05%	6.15%
Russell 1000® Value Index	19.69%	-0.25%	3.77%	5.95%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Northern Trust Investments, N.A. (“NTI”), Third Avenue Management, LLC and J. P. Morgan Investment Management Inc. (“J.P. Morgan”).
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
J.P. Morgan
• Jonathon K.L. Simon	2003	Managing Director
NTI
• Stephen G. Atkins	2006	Vice President and Portfolio Manager
Third Avenue
• Ian Lapey	2004	Portfolio Manager
• Kathleen Crawford	2006	Assistant Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: International Equity Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.94%	0.94%	0.94%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.24%	0.24%	0.23%
Total Annual Portfolio Operating Expenses	1.18%	1.33%	1.42%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$120	$375	$649	$1,432
Class 2 Shares	$135	$421	$729	$1,601
Class 3 Shares	$145	$449	$776	$1,702
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 110% of the average value of its portfolio.

Portfolio Summary: International Equity Portfolio
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of issuers in at least three countries other than the United States. Although the Portfolio invests primarily in issuers located in developed countries, the Portfolio may invest in companies located in developing or emerging markets. The Portfolio invests primarily in large-capitalization companies, though it may invest in companies of any market capitalization.
The Portfolio may also invest in junk bonds (up to 20%), short-term investments (up to 20%), depositary receipts and passive foreign investment companies (PFICs).
The Portfolio is actively-managed by two managers. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

Portfolio Summary: International Equity Portfolio
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Morgan Stanley Capital International Europe, Australasia, Far East Index (gross) (“MSCI EAFE Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 24.75% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.48% (quarter ended September 30, 2002). The year to date calendar return as of June 30, 2010 was -11.95%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	29.49%	2.63%	-1.74%	N/A	N/A
Class 2 Shares	29.27%	2.48%	N/A	-0.37%	N/A
Class 3 Shares	29.21%	2.38%	N/A	N/A	7.91%
MSCI EAFE Index (gross)	32.46%	4.02%	1.58%	3.37%	10.54%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”), Lord, Abbett & Co. LLC and PineBridge Investments, LLC (“PineBridge”).
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Janus
• Julian McManus	2010	Executive Vice President and Co-Portfolio Manager
• Guy Scott, CFA	2010	Executive Vice President and Co-Portfolio Manager
• Carmel Wellso	2010	Executive Vice President and Co-Portfolio Manager
Lord Abbett
• Harold Sharon	2003	Partner and Director
• Vincent J. McBride	2003	Partner and Director
PineBridge
• Lan Cai, CFA	2010	Managing Director and Portfolio Manager
• Michael Kelly	2009	Managing Director, Global Head of Asset Allocation and Structured Securities
• Tim Campion	2001	Vice President and Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Large Cap Composite Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital and growth of dividend income.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.80%	0.80%	0.80%
Service (12b-1) Fees	0.00%	0.15%	0.25%
Other Expenses	0.81%	0.81%	0.81%
Total Annual Portfolio Operating Expenses	1.61%	1.76%	1.86%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$164	$508	$876	$1,911
Class 2 Shares	$179	$554	$954	$2,073
Class 3 Shares	$189	$585	$1,006	$2,180
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Summary: Large Cap Composite Portfolio
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends. Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 25, 2010, the market capitalization range of the companies in the Index was approximately $1.2 billion to $283 billion.
The Portfolio may also invest in equity securities of medium-capitalization companies, short-term investments (up to 20%) and foreign securities (up to 30%). The Portfolio is non-diversified.
The Portfolio is actively-managed by the adviser and a subadviser. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
The subadvisers may engage in frequent and active trading of portfolio securities.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Portfolio Summary: Large Cap Composite Portfolio
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large companies.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future. Effective December 1, 2009, SAAMCo assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 15.19% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.31% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -7.54%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	29.49%	-0.15%	-1.66%	N/A	N/A
Class 2 Shares	29.32%	-0.30%	N/A	-1.82%	N/A
Class 3 Shares	29.02%	-0.40%	N/A	N/A	4.08%
S&P 500® Index	26.46%	0.42%	-0.95%	-0.41%	5.20%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by T. Rowe Price Associates, Inc. and portions of the Portfolio are managed by SAAMCo.
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
SAAMCo
• James Kurtz	2009	Portfolio Manager
• Steven A. Neimeth	2004	Portfolio Manager
T. Rowe Price
• P. Robert Bartolo	2007	Vice President and Portfolio Manager

Portfolio Summary: Large Cap Composite Portfolio
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Large Cap Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.80%	0.80%	0.80%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.91%	1.06%	1.16%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$93	$290	$504	$1,120
Class 2 Shares	$108	$337	$585	$1,294
Class 3 Shares	$118	$368	$638	$1,409
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of large companies selected through a growth strategy. Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 25, 2010, the market capitalization range of the companies in the Index was approximately $1.2 billion to $283 billion.
The Portfolio may also invest in equity securities of medium-capitalization companies, short-term investments (up to 20%), foreign securities, including emerging market securities.
The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Portfolio Summary: Large Cap Growth Portfolio
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large companies.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P500®/Citigroup Growth Index. The returns of the S&P 500®/Citigroup Growth Index for the periods since inception of class 2 shares and class 3 shares is from October 31, 2000 and November 30, 2002, respectively. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective December 1, 2009, SAAMCo assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.65% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.46% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -8.72%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	41.33%	2.04%	-2.72%	N/A	N/A
Class 2 Shares	41.15%	1.89%	N/A	-2.12%	N/A
Class 3 Shares	41.02%	1.79%	N/A	N/A	5.66%
S&P 500®/Citigroup Growth Index	31.57%	1.53%	-2.87%	-2.14%	4.27%

Portfolio Summary: Large Cap Growth Portfolio
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Goldman Sachs Asset Management, L.P. (“GSAM”) and Janus Capital Management, LLC (“Janus”), and SAAMCo manages a portion of the Portfolio’s assets.
Portfolio Managers

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
SAAMCo
• James Kurtz	2009	Portfolio Manager
GSAM
• Steven M. Barry	1999	Managing Director and Co-Chief Investment Officer-Growth Equity
• David G. Shell, CFA	1999	Portfolio Manager and Co-Chief Investment Officer-Growth Equity
Janus
• Ron Sachs, CFA	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Large Cap Value Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.79%	0.79%	0.79%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses	0.89%	1.04%	1.14%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$91	$284	$493	$1,096
Class 2 Shares	$106	$331	$574	$1,271
Class 3 Shares	$116	$362	$628	$1,386
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of large companies selected through a value strategy. Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 25, 2010, the market capitalization range of the companies in the Index was approximately $1.2 billion to $283 billion.
The Portfolio may also invest in equity securities of medium-capitalization companies, foreign securities (up to 30%), passive foreign investment companies (PFICs) and short-term investments (up to 20%).
The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as

Portfolio Summary: Large Cap Value Portfolio
much as the value of portfolios that emphasize smaller companies.
Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large companies.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of S&P500®/Citigroup Value Index. The returns of the S&P 500®/Citigroup Value Index for the periods since inception of class 2 shares and class 3 shares is from October 31, 2000 and November 30, 2002, respectively. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective December 1, 2009, SAAMCo assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.

Portfolio Summary: Large Cap Value Portfolio
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.94% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.01% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -5.74%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	25.85%	1.21%	3.15%	N/A	N/A
Class 2 Shares	25.68%	1.07%	N/A	2.93%	N/A
Class 3 Shares	25.60%	0.97%	N/A	N/A	6.08%
S&P 500®/ Citigroup Value Index	21.18%	-0.81%	0.82%	0.23%	4.74%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company, LLP (“Wellington Management”), and a portion of the assets are managed by SAAMCo.

Portfolio Summary: Large Cap Value Portfolio
Portfolio Managers

	Portfolio Manager
	of the Portfolio
Name	Since	Title
SAAMCo
• James Kurtz	2009	Portfolio Manager
T. Rowe Price
• Brian C. Rogers, CFA, CIC	1999	Portfolio Manager
Wellington Management
• Ian R. Link, CFA	2008	Vice President and Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Mid Cap Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.25%	0.25%	0.25%
Total Annual Portfolio Operating Expenses	1.10%	1.25%	1.35%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$112	$350	$606	$1,340
Class 2 Shares	$127	$397	$686	$1,511
Class 3 Shares	$137	$428	$739	$1,624
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Summary: Mid Cap Growth Portfolio
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a growth strategy. Medium-capitalization, or mid-cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on June 25, 2010, the market capitalization range of the companies in the Index was $1.2 billion to $14.1 billion.
The Portfolio may invest a substantial portion of its assets in equity securities of small- and large-capitalization companies, short-term investments (up to 20%), foreign securities (up to 30%) and passive foreign investment companies (PFICs).
The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large companies.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small-Capitalization Companies Risk. Securities of small —cap companies are usually more volatile and entail greater risks than securities of large companies.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell Midcap Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns

Portfolio Summary: Mid Cap Growth Portfolio
would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective December 1, 2009, SAAMCo assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 22.83% (quarter ended December 31, 2001) and the lowest return for a quarter was -27.10% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -3.56%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	42.11%	2.84%	2.04%	N/A	N/A
Class 2 Shares	42.03%	2.69%	N/A	1.65%	N/A
Class 3 Shares	41.81%	2.57%	N/A	N/A	8.97%
Russell Midcap Growth Index	46.29%	2.40%	-0.52%	-1.12%	9.13%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company , LLP (“Wellington Management”) and a portion of the assets are managed by SAAMCo.

Portfolio Summary: Mid Cap Growth Portfolio
Portfolio Manager

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
SAAMCo
• James Kurtz	2009	Portfolio Manager
T. Rowe Price
• Donald J. Easley	2009	Vice President and Portfolio Manager
• Donald J. Peters	1999	Vice President and Portfolio Manager
Wellington Management
• Stephen C. Mortimer	2002	Senior Vice President and Equity Portfolio Manager
• Michael T. Carmen, CFA	2010	Senior Vice President and Equity Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Mid Cap Value Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.22%	0.22%	0.22%
Total Annual Portfolio Operating Expenses	1.07%	1.22%	1.32%
Expense Example
This Example is intended to help you compare the cost of investing in Class 1 shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$109	$340	$590	$1,306
Class 2 Shares	$124	$387	$670	$1,477
Class 3 Shares	$134	$418	$723	$1,590
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Summary: Mid Cap Value Portfolio
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a value strategy. Medium-capitalization, or mid-cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on June 25, 2010, the market capitalization range of the companies in the Index was $1.2 billion to $14.1 billion.
The Portfolio may also invest in equity securities of large- and small-capitalization companies, short-term investments (up to 20%), foreign securities (up to 30%) and special situations. A special situation arises when, in the opinion of a sub-adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer, such as a new product or process, a technological breakthrough, or a management change or other extraordinary corporate event. The subadvisers may engage in frequent and active trading of portfolio securities.
The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large companies.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small-Capitalization Companies Risk. Securities of small-cap companies are usually more volatile and entail greater risks than securities of large companies.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.

Portfolio Summary: Mid Cap Value Portfolio
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell Midcap® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective December 1, 2009, SAAMCo assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 20.57% (quarter ended September 30, 2009) and the lowest return for a quarter was -23.84% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -2.47%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	30.87%	0.89%	8.24%	N/A	N/A
Class 2 Shares	30.71%	0.73%	N/A	6.98%	N/A
Class 3 Shares	30.62%	0.64%	N/A	N/A	7.75%
Russell Midcap® Value Index	34.21%	1.98%	7.58%	7.62%	9.84%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by Goldman Sachs Asset Management, LP (“GSAM”) and Lord, Abbett & Co. LLC (“Lord Abbett”), and a portion of the Portfolio is managed by SAAMCo.

Portfolio Summary: Mid Cap Value Portfolio
Portfolio Manager

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
SAAMCo
• James Kurtz	2009	Portfolio Manager
GSAM
• Andrew Braun	2002	Managing Director, Portfolio Manager and Co-Chief Investment Officer-Value Equity
• Sean Gallagher	2002	Managing Director, Portfolio Manager and Co-Chief Investment Officer-Value Equity
• Dolores Bamford, CFA	2002	Managing Director and Portfolio Manager
• Scott Carroll, CFA	2002	Managing Director and Portfolio Manager
Lord Abbett
• Robert P. Fetch	2009	Partner and Director
• Jeff Diamond	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Multi-Managed Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.89%	0.89%	0.89%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.31%	0.31%	0.31%
Total Annual Portfolio Operating Expenses	1.20%	1.35%	1.45%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$122	$381	$660	$1,455
Class 2 Shares	$137	$428	$739	$1,624
Class 3 Shares	$148	$459	$792	$1,735
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 101% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by allocating its assets among four distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include an aggressive growth component, balanced component, fixed income component and a growth component.
The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents.
The allocation of the Portfolio’s assets among the four components is as follows:

• Aggressive Growth Component	20%
• Balanced Component (14% equities / 6% fixed income)	20%
• Fixed Income Component	20%
• Growth Component	40%
The Aggressive Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals. Although the component’s investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and to a smaller degree, large-capitalization companies.
The Balanced Component invests principally in equity securities of large-capitalization companies and investment grade fixed income securities.
As noted above, approximately 20% of the Portfolio’s assets will be allocated to the Fixed Income Component which invests, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities (U.S. or foreign) and at least 80% in U.S. dollar denominated securities. The component may also invest substantially in junk bonds (up to 20% of the component’s assets), short-term investments (up to 20% of the component’s assets), foreign securities (up to 20% of the component’s assets denominated in foreign currencies; up to 100% of the component’s assets denominated in U.S. dollars), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.
The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s

Portfolio Summary: Multi-Managed Growth Portfolio
investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.
Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Small- and Medium-Capitalization Companies Risk. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P500® Index and a Blended Index and each of its components. The Blended Index consists of 51% Russell 1000® Index, 27% Barclays Capital U.S. Aggregate Index, 20% Russell 2000 Index and 2% Treasury Bills. The returns of the Treasury Bills Index for the periods since inception of class 2 shares and class 3 shares is from October 31, 2000 and November 30, 2002, respectively. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance

Portfolio Summary: Multi-Managed Growth Portfolio
is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 17.88% (quarter ended June 30, 2009) and the lowest return for a quarter was -16.31% (quarter ended September 30, 2001). The year to date calendar return as of June 30, 2010 was -5.80%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	38.11%	5.06%	0.15%	N/A	N/A
Class 2 Shares	37.99%	4.91%	N/A	0.18%	N/A
Class 3 Shares	37.81%	4.80%	N/A	N/A	7.60%
S&P 500® Index	26.46%	0.42%	-0.95%	-0.41%	5.20%
Barclays Capital U.S. Aggregate Index	5.93%	4.97%	6.33%	6.06%	4.87%
Russell 1000® Index	28.43%	0.79%	-0.49%	-0.14%	5.73%
Russell 2000® Index	27.17%	0.51%	3.51%	4.25%	8.67%
Treasury Bills	0.15%	2.72%	2.70%	2.41%	2.28%
Blended Index	21.80%	2.26%	2.62%	2.85%	6.36%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”), PineBridge Investments, LLC (“PineBridge”) and Wellington Management Company, LLP (“Wellington Management”), and a component of the Portfolio is managed by SAAMCo.
Portfolio Managers

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
Aggressive Growth Component — SAAMCo
• Andrew Sheridan	2010	Vice President and Portfolio Manager
Balanced Component — Lord Abbett
• Daniel H. Frascarelli	2006	Partner and Director
• Randy Reynolds	2008	Portfolio Manager
Balanced Component —PineBridge
• Bryan Petermann	2007	Head of High Yield Investments and Portfolio Manager
• John Yovanovic, CFA	2007	Head of High Yield Portfolio Management and Portfolio Manager
• Tim Lindvall, CFA	2007	Vice President and Portfolio Manager
• John Dunlevy	2009	Managing Director and Portfolio Manager
• Robert Vanden Assem	2007	Managing Director and Head of Investment Grade Fixed Income
Fixed Income Component — Wellington Management
• Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
• Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
• Christopher A. Jones, CFA	2007	Senior Vice President and Fixed Income Portfolio Manager
• Scott I. St. John, CFA	2003	Vice President and Fixed Income Portfolio Manager
• Joseph F. Marvan, CFA	2010	Vice President and Fixed Income Portfolio Manager
Growth — Janus
• Ron Sachs, CFA	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Multi-Managed Income Portfolio
Investment Goal
The Portfolio’s investment goal is capital preservation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.77%	0.77%	0.77%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.26%	0.26%	0.26%
Total Annual Portfolio Operating Expenses	1.03%	1.18%	1.28%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$105	$328	$569	$1,259
Class 2 Shares	$120	$375	$649	$1,432
Class 3 Shares	$130	$406	$702	$1,545
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Summary: Multi-Managed Income Portfolio
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a balanced component, fixed income component and a growth component.
The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents.
The allocation of the Portfolio’s assets among three components is as follows:

• Balanced Component (8.5% equities / 8.5% fixed income)	17%
• Fixed Income Component	75%
• Growth Component	8%
The Balanced Component invests principally in equity securities of large-capitalization companies and investment grade fixed income securities.
As noted above, approximately 75% of the Portfolio’s assets will be allocated to the Fixed Income Component which invests, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities (U.S. or foreign) and at least 80% in U.S. dollar denominated securities. The component may also invest substantially in junk bonds (up to 20% of the component’s assets), short-term investments (up to 20% of the component’s assets), foreign securities (up to 20% of the component’s assets denominated in foreign currencies; up to 100% of the component’s assets denominated in U.S. dollars), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.
The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.
Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. As with any fund that invests principally in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

Portfolio Summary: Multi-Managed Income Portfolio
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Equity Securities Risk. The Portfolio invests significantly in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P500® Index and a Blended Index and each of its components. The Blended Index consists of 17.35% Russell 1000® Index, 80.95% Barclays Capital U.S. Aggregate Index, and 1.7% Treasury Bills. The returns of the Treasury Bills Index for the periods since inception of class 2 shares and class 3 shares is from October 31, 2000 and November 30, 2002, respectively. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 8.93% (quarter ended June 30, 2009) and the lowest return for a quarter was -4.76% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was 3.06%.

Portfolio Summary: Multi-Managed Income Portfolio
Average Annual Total Returns (For the periods ended December 31, 2009)

					Since
				Since	Inception
	1	5	10	Inception	Class 3
	Year	Years	Years	Class 2 (10/16/00)	(11/11/02)
Class 1 Shares	22.20%	5.13%	4.79%	N/A	N/A
Class 2 Shares	22.08%	4.99%	N/A	4.52%	N/A
Class 3 Shares	21.99%	4.87%	N/A	N/A	5.53%
S&P 500® Index	26.46%	0.42%	-0.95%	-0.41%	5.20%
Barclays Capital U.S. Aggregate Index	5.93%	4.97%	6.33%	6.06%	4.87%
Russell 1000® Index	28.43%	0.79%	-0.49%	-0.14%	5.73%
Treasury Bills	0.15%	2.72%	2.70%	2.41%	2.28%
Blended Index	9.75%	4.39%	5.27%	5.12%	5.14%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”), PineBridge Investments, LLC (“PineBridge”) and Wellington Management Company, LLP (“Wellington Management”).
Portfolio Managers

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
Balanced Component — Lord Abbett
• Daniel H. Frascarelli	2006	Partner and Director
• Randy Reynolds	2008	Portfolio Manager
Balanced Component —PineBridge
• Bryan Petermann	2007	Head of High Yield Investments and Portfolio Manager
• John Yovanovic, CFA	2007	Head of High Yield Portfolio Management and Portfolio Manager
• Tim Lindvall, CFA	2007	Vice President and Portfolio Manager
• John Dunlevy	2009	Managing Director and Portfolio Manager
• Robert Vanden Assem	2007	Managing Director and Head of Investment Grade Fixed Income
Fixed Income Component — Wellington Management
• Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
• Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
• Christopher A. Jones, CFA	2007	Senior Vice President and Fixed Income Portfolio Manager
• Scott I. St. John, CFA	2003	Vice President and Fixed Income Portfolio Manager
• Joseph F. Marvan, CFA	2010	Vice President and Fixed Income Portfolio Manager
Growth — Janus
• Ron Sachs, CFA	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Multi-Managed Income/Equity Portfolio
Investment Goal
The Portfolio’s investment goal is conservation of principal while maintaining some potential for long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.81%	0.81%	0.81%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.02%	1.17%	1.27%

Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$104	$325	$563	$1,248
Class 2 Shares	$119	$372	$644	$1,420
Class 3 Shares	$129	$403	$697	$1,534

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a balanced component, fixed income component and a growth component.
The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents.
The allocation of the Portfolio’s assets among the four components is as follows:

• Balanced Component (14% equities / 14% fixed income)	28%
• Fixed Income Component	54%
• Growth Component	18%
The Balanced Component invests principally in equity securities of large-capitalization companies and investment grade fixed income securities.
As noted above, approximately 54% of the Portfolio’s assets will be allocated to the Fixed Income Component which invests, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities (U.S. or foreign) and at least 80% in U.S. dollar denominated securities. The component may also invest substantially in junk bonds (up to 20% of the component’s assets), short-term investments (up to 20% of the component’s assets), foreign securities (up to 20% of the component’s assets denominated in foreign currencies; up to 100% of the component’s assets denominated in U.S. dollars), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.
The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.
Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations

Portfolio Summary: Multi-Managed Income/Equity Portfolio
referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Risk of Investing in Bonds. As with any fund that invests principally in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Equity Securities Risk. The Portfolio invests significantly in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.

Portfolio Summary: Multi-Managed Income/Equity Portfolio
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P500® Index and a Blended Index and each of its components. The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Barclays Capital U.S. Aggregate Index, and 2.8% Treasury Bills. The returns of the Treasury Bills Index for the periods since inception of class 2 shares and class 3 shares is from October 31, 2000 and November 30, 2002, respectively. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 10.91% (quarter ended June 30, 2009) and the lowest return for a quarter was -8.44% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was 0.60%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	25.50%	5.08%	3.55%	N/A	N/A
Class 2 Shares	25.26%	4.91%	N/A	3.39%	N/A
Class 3 Shares	25.17%	4.81%	N/A	N/A	6.07%
S&P 500® Index	26.46%	0.42%	-0.95%	-0.41%	5.20%
Barclays Capital U.S. Aggregate Index	5.93%	4.97%	6.33%	6.06%	4.87%
Russell 1000® Index	28.43%	0.79%	-0.49%	-0.14%	5.73%
Treasury Bills	0.15%	2.72%	2.70%	2.41%	2.28%
Blended Index	13.32%	3.79%	4.24%	4.20%	5.35%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”), PineBridge Investments, LLC (“PineBridge”) and Wellington Management Company, LLP (“Wellington Management”).
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Balanced Component — Lord Abbett
• Daniel H. Frascarelli	2006	Partner and Director
• Randy Reynolds	2008	Portfolio Manager
Balanced Component —PineBridge
• Bryan Petermann	2007	Head of High Yield Investments and Portfolio Manager
• John Yovanovic, CFA	2007	Head of High Yield Portfolio Management and Portfolio Manager
• Tim Lindvall, CFA	2007	Vice President and Portfolio Manager
• John Dunlevy	2009	Managing Director and Portfolio Manager
• Robert Vanden Assem	2007	Managing Director and Head of Investment Grade Fixed Income
Fixed Income Component — Wellington Management
• Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager

Portfolio Summary: Multi-Managed Income/Equity Portfolio

	Portfolio
	Manager of the
Name	Portfolio Since	Title
• Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
• Christopher A. Jones, CFA	2007	Senior Vice President and Fixed Income Portfolio Manager
• Scott I. St. John, CFA	2003	Vice President and Fixed Income Portfolio Manager
• Joseph F. Marvan, CFA	2010	Vice President and Fixed Income Portfolio Manager
Growth — Janus
• Ron Sachs, CFA	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Multi-Managed Moderate Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital, with capital preservation as a secondary objective.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.04%	1.19%	1.29%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$106	$331	$574	$1,271
Class 2 Shares	$121	$378	$654	$1,443
Class 3 Shares	$131	$409	$708	$1,556
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Summary: Multi-Managed Moderate Growth Portfolio
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by allocating its assets among four distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include an aggressive growth component, balanced component, fixed income component and a growth component.
The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents.
The allocation of the Portfolio’s assets among the four components is as follows:

• Aggressive Growth component	18%
• Balanced Component (12.6% equities / 5.4% fixed income)	18%
• Fixed Income Component	36%
• Growth Component	28%
The Aggressive Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals. Although the component’s investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and to a smaller degree, large-capitalization companies.
The Balanced Component invests principally in equity securities of large-capitalization companies and investment grade fixed income securities.
As noted above, approximately 36% of the Portfolio’s assets will be allocated to the Fixed Income Component which invests, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities (U.S. or foreign) and at least 80% in U.S. dollar denominated securities. The component may also invest substantially in junk bonds (up to 20% of the component’s assets), short-term investments (up to 20% of the component’s assets), foreign securities (up to 20% of the component’s assets denominated in foreign currencies; up to 100% of the component’s assets denominated in U.S. dollars), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.
The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.
Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Portfolio Summary: Multi-Managed Moderate Growth Portfolio
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Small- and Medium-Capitalization Companies Risk. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P500® Index and a Blended Index and each of its components. The Blended Index consists of 37.9% Russell 1000® Index, 42.3% Barclays Capital U.S. Aggregate Index, 18.0% Russell 2000 Index and 1.8% Treasury Bills. The returns of the Treasury Bills Index for the periods since inception of class 2 shares and class 3 shares is from October 31, 2000 and November 30, 2002, respectively. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 15.45% (quarter ended June 30, 2009) and the lowest return for a quarter was -12.70% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -3.57%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	33.51%	4.95%	1.42%	N/A	N/A
Class 2 Shares	33.29%	4.78%	N/A	1.30%	N/A
Class 3 Shares	33.21%	4.68%	N/A	N/A	6.83%
S&P 500® Index	26.46%	0.42%	-0.95%	-0.41%	5.20%
Barclays Capital U.S. Aggregate Index	5.93%	4.97%	6.33%	6.06%	4.87%
Russell 1000® Index	28.43%	0.79%	-0.49%	-0.14%	5.73%
Russell 2000® Index	27.17%	0.51%	3.51%	4.25%	8.67%
Treasury Bills	0.15%	2.72%	2.70%	2.41%	2.28%
Blended Index	18.46%	2.96%	3.64%	3.78%	6.23%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”), PineBridge Investments, LLC (“PineBridge”) and Wellington Management Company, LLP (“Wellington Management”), and a component of the Portfolio is managed by SAAMCo.

Portfolio Summary: Multi-Managed Moderate Growth Portfolio
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Aggressive Growth Component — SAAMCo
• Andrew Sheridan	2010	Vice President and Portfolio Manager
Balanced Component — Lord Abbett
• Daniel H. Frascarelli	2006	Partner and Director
• Randy Reynolds	2008	Portfolio Manager
Balanced Component —PineBridge
• Bryan Petermann	2007	Head of High Yield Investments and Portfolio Manager
• John Yovanovic, CFA	2007	Head of High Yield Portfolio Management and Portfolio Manager
• Tim Lindvall, CFA	2007	Vice President and Portfolio Manager
• John Dunlevy	2009	Managing Director and Portfolio Manager
• Robert Vanden Assem	2007	Managing Director and Head of Investment Grade Fixed Income
Fixed Income Component — Wellington Management
• Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
• Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
• Christopher A. Jones, CFA	2007	Senior Vice President and Fixed Income Portfolio Manager
• Scott I. St. John, CFA	2003	Vice President and Fixed Income Portfolio Manager
• Joseph F. Marvan, CFA	2010	Vice President and Fixed Income Portfolio Manager
Growth — Janus
• Ron Sachs, CFA	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Real Return Portfolio (formerly, Strategic Fixed Income Portfolio)
Investment Goal
The Portfolio’s investment goal is total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees(1)	0.60%
Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Portfolio Operating Expenses	1.06%

(1)	The management fees of the Portfolio were reduced on January 19, 2010. The ratio shown reflects the current management fees.

Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$108	$337	$585	$1,294
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 204% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.
As part of its investment strategy, the Portfolio may also invest in debt securities that are not inflation-indexed and derivative instruments, such as forwards, futures contracts or swap agreements in an effort to enhance returns, provide inflation hedges or foreign currency hedges, increase market exposure and investment flexibility, or to adjust exposures. The subadviser may engage in frequent and active trading of portfolio securities.
“Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Risks of Investing in Bonds. The Portfolio invests significantly in bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for the Portfolio may underperform the market generally.

Portfolio Summary: Real Return Portfolio (formerly, Strategic Fixed Income Portfolio)
Risks of Investing in Inflation-Indexed Securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index (“CPI”) in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rates, which is the nominal interest rate minus the expected rate of inflation. The price of an inflation-indexed security will increase if real interest rates decline, and decrease if real interest rates increase. If the interest rate rises for reasons other than inflation, the value of such instruments can be negatively impacted. Interest income will vary depending on changes to the principal amount of the security. For U.S. tax purposes, both interest payments and inflation adjustments to principal are treated as interest income subject to taxation when received or accrued, and inflation adjustments to principal are subject to taxation when the adjustment is made and not when the instrument matures.
Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. If a guarantee of principal is not provided, the adjusted principal value of the fixed income security repaid at maturity may be less than the original principal.
Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. There are many different types of corporate bonds, and each bond issue has specific terms.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Portfolio’s yield may become negative, which may result in a decline in the value of your investment.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political. social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Portfolio Summary: Real Return Portfolio (formerly, Strategic Fixed Income Portfolio)
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
Effective January 19, 2010, the Portfolio changed its primary benchmark from the Barclays Capital U.S. Aggregate Bond Index to the Barclays Capital World Government Inflation-Linked 1-10 Year Index (Hedged). In addition, effective January 19, 2010, the Portfolio added the Barclays Capital 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index as a secondary benchmark, replacing the J.P. Morgan Emerging Market Bond Index Plus, the Merrill Lynch High Yield Master II Index, the Citigroup Mortgage-backed Securities Index and the Prior Blended Index, which was comprised of one-third of each of the three preceding indices. The new benchmarks provide a more appropriate measure of performance in light of the Portfolio’s new investment goal and investment strategy. The historical performance of the new benchmarks is shown below.
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the indices noted above. The returns of the J.P. Morgan Emerging Market Bond Index Plus, Merrill Lynch High Yield Master II Index and Citigroup Mortgage-backed Securities Index for the periods since inception of class 3 shares is from February 28, 2005. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)
During the periods shown in the bar chart, the highest return for a quarter was 9.95% (quarter ended June 30, 2009) and the lowest return for a quarter was -10.56% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was 3.01%.
Average Annual Total Returns (For the periods ended December 31, 2009)

		Since
		Inception
	1	Class 3
	Year	(2/14/05)
Class 3 Shares	24.84%	3.82%
Barclays Capital World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD)	9.28%	4.53%
Barclays Capital 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index	12.02%	4.79%
Prior Year Indices
• Barclays Capital U.S. Aggregate Bond Index	5.93%	4.89%
• J.P. Morgan Emerging Market Bond Index Plus	25.95%	8.36%
• Merrill Lynch High Yield Master II Index	57.51%	6.28%
• Citigroup Mortgage-backed Securities Index	5.77%	5.99%
• Prior Blended Index	28.35%	7.08%

Portfolio Summary: Real Return Portfolio (formerly, Strategic Fixed Income Portfolio)
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Wellington Management Company, LLP.
Portfolio Manager

	Portfolio Manager
	of the Portfolio
Name	Since	Title
Lindsay Thrift Politi	2010	Vice President and Fixed Income Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Small Cap Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.17%	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.17%	1.27%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$104	$325	$563	$1,248
Class 2 Shares	$119	$372	$644	$1,420
Class 3 Shares	$129	$403	$697	$1,534
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 143% of the average value of its portfolio.

Portfolio Summary: Small Cap Portfolio
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of small-cap companies. Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on June 25, 2010, the market capitalization range of the companies in the Index was $112 million to $2.27 billion.
The Portfolio may also invest in short-term investments (up to 20%), foreign securities (up to 30%) and passive foreign investment companies (PFICs). The subadvisers may engage in frequent and active trading of portfolio securities. The Portfolio is non-diversified.
The Portfolio is actively-managed by the adviser and a subadviser. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Small-Capitalization Companies Risk. Securities of small-capitalization companies are usually more volatile and entail greater risks than securities of large companies.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 2000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective December 1, 2009, SAAMCo assumed management of the passively-managed portion of the Portfolio, which was previously managed by AIG Global Investment Corp. Effective December 1, 2006, ClearBridge replaced Salomon Brothers Asset Management Inc. as manager of a component of the Portfolio.

Portfolio Summary: Small Cap Portfolio
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 22.11% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.59% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -4.93%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	34.97%	-0.10%	-1.40%	N/A	N/A
Class 2 Shares	34.75%	-0.23%	N/A	-0.96%	N/A
Class 3 Shares	34.46%	-0.35%	N/A	N/A	5.69%
Russell 2000® Index	27.17%	0.51%	3.51%	4.25%	8.67%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by ClearBridge Advisors, LLC (“ClearBridge”) and portions of the Portfolio are managed by SAAMCo.

Portfolio Summary: Small Cap Portfolio
Portfolio Managers

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
SAAMCo
• James Kurtz	2009	Portfolio Manager
• Andrew Sheridan	2010	Vice President and Portfolio Manager
ClearBridge
• Peter J. Hable	2005	Managing Director and Sr. Portfolio Manager
• Mark Bourguignon	2009	Director and Portfolio Manager
• Marina Chinn, CFA	2009	Director and Portfolio Manager
• Mark Feasey, CFA	2009	Director and Portfolio Manager
• Michael Kang	2009	Director and Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Portfolio Summary: Stock Portfolio
Investment Goal
The Portfolio’s investment goal is long-term capital appreciation, with a secondary objective of increasing dividend income.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.96%	1.11%	1.21%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$98	$306	$531	$1,178
Class 2 Shares	$113	$353	$612	$1,352
Class 3 Shares	$123	$384	$665	$1,466
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in common stocks.
The Portfolio may also invest in short-term investments (up to 20%) and foreign securities (up to 30%).
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart

Portfolio Summary: Stock Portfolio
or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.26% (quarter ended June 30, 2003) and the lowest return for a quarter was -23.37% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2010 was -8.07%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	42.09%	1.79%	0.79%	N/A	N/A
Class 2 Shares	41.98%	1.63%	N/A	0.43%	N/A
Class 3 Shares	41.87%	1.54%	N/A	N/A	6.01%
S&P 500® Index	26.46%	0.42%	-0.95%	-0.41%	5.20%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by T. Rowe Price Associates, Inc.
Portfolio Managers

	Portfolio Manager
	of the Portfolio
Name	Since	Title
• P. Robert Bartolo	2007	Vice President and Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 85.

Important Additional Information
Purchases and Sales of Portfolio Shares
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies. Shares of the Portfolios may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.
The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The Asset Allocation: Diversified Growth Portfolio, Multi-Managed Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Multi-Managed Moderate Growth Portfolio and Stock Portfolio are available only through the selection of one of four variable investment “Strategies” described in the Variable Contracts prospectus. You should be aware that if you select a “Strategy” you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of these Portfolios and the allocation of assets among such Portfolios will vary depending on the objective of the Strategy. Please see your Variable Contract prospectus for additional information about the Strategies.
Tax Information
The Portfolios will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends; however you may be subject to federal income tax upon withdrawal from such tax deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts. The Portfolios and their related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolios as underlying investment options in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

Additional Information About The Portfolios
The Portfolios’ principal investment strategies and principal risks are described in their respective Portfolio Summaries. In addition to the principal strategies described there, the Portfolios may from time-to-time invest in other securities and use other investment techniques. We have identified below those securities and techniques and the non-principal risks associated with them. Descriptions of these investments and risks are provided in the “Glossary” section under “Investment Terminology” or “Risk Terminology.”
From time to time, the Portfolios may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Portfolio’s investments in money market securities for temporary defensive purposes. If a Portfolio takes such a temporary defensive position, it may not achieve its investment goals.
The principal investment goal and strategies for each of the Portfolios in this prospectus are non-fundamental and may be changed by the Board without investor approval. Investors will be given written notice in advance of any change to a Portfolio’s investment strategy that requires 80% of its net assets to be invested in certain securities. “Net assets” will take into account borrowings for investment purposes.
The Allocation Growth Portfolio, Allocation Moderate Growth Portfolio and Allocation Moderate Portfolio are collectively referred to as the “Managed Allocation Portfolios.”
In addition to those described herein, there are other securities and investment techniques in which the Portfolios may invest in limited instances, which are not described in this Prospectus. These securities and investment practices are listed in the Trust’s Statement of Additional Information, which you may obtain free of charge (see back cover).

Managed Allocation Portfolios. Each of the Managed Allocation Portfolios invest only in a combination of the Underlying Portfolios and will be subject to the risks of the Underlying Portfolio to varying degrees based on its investments in each of the Underlying Portfolios. Additional risks that the Portfolio may be subject to are as follows:
Allocation Balanced Portfolio

•	Emerging markets risk

•	Market risk

•	Risk of investing in money market securities

•	Securities selection risk

•	Small- and medium-capitalization companies risk

Allocation Growth Portfolio.

•	Interest rate fluctuations risk

•	Market risk

•	Risk of investing in bonds

•	Securities selection risk

Allocation Moderate Growth Portfolio

•	Credit risk

•	Emerging markets risk

•	Market risk

•	Risk of investing in inflation-indexed securities

•	Risk of investing in junk bonds

•	Securities selection risk

•	Small-capitalization companies risk

Allocation Moderate Portfolio

•	Credit risk

•	Emerging markets risk

•	Market risk

•	Risk of investing in inflation-indexed securities

•	Risk of investing in junk bonds

•	Risk of investing in money market securities

•	Securities selection risk

•	Small-capitalization companies risk

Asset Allocation: Diversified Growth Portfolio. The Portfolio may also invest in investment grade fixed income securities, equity securities of small- and mid-cap companies, U.S. government securities, asset-backed and mortgage-backed securities, currency transactions, currency baskets, emerging markets, passive foreign investment companies (PFICs), special situations, hybrid instruments (up to 10%), ETFs and REITs. Additional risks that the Portfolio may be subject to are as follows:
•	Emerging markets risk

•	Hedging risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Large-capitalization companies risk

•	Liquidity risk for mortgage- and asset backed securities

•	Mortgage- and asset-backed securities risk

•	Small- and medium-capitalization companies risk

•	U.S. government obligations risk

Additional Information About The Portfolios
Cash Management Portfolio. The Portfolio also may invest in municipal securities, funding agreements, extendible commercial notes, and other high-quality short-term obligations. Additional risks that the Portfolio may be subject to are as follows:
•	Foreign investment risk

•	Market risk

•	Municipal securities risk

Diversified Fixed Income Portfolio. The Portfolio may also invest in currency transactions, currency baskets, depositary receipts risk, emerging markets securities, exchange traded funds (ETFs), options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars and special situations. Additional risks that the Portfolio may be subject to are as follows:
•	Asset-backed securities risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Hedging risk

•	Investment company risk

•	Market risk
Focus Growth and Income Portfolio. The Portfolio may also invest in equity securities of small- and mid-capitalization companies, convertible securities, warrants and rights, preferred stocks, foreign securities, junk bonds (up to 20%), short-term investments (up to 25%), options and futures, special situations, currency transactions, fixed-income securities, hybrid instruments (up to 10%), forward foreign currency exchange contracts, ETFs and REITs. Additional risks that the Portfolio may be subject to are as follows:
•	Convertible securities risk

•	Credit risk

•	Derivatives risk

•	Foreign investment risk

•	Hedging risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Small- and medium-capitalization companies risk
Focus Growth Portfolio. The Portfolio may also invest in convertible securities, warrants and rights, preferred stocks, junk bonds (up to 20%), foreign securities including emerging markets, short-term investments (up to 20%), options and futures, special situations, currency transactions, ETFs, fixed-income securities, hybrid instruments (up to 10%), REITs and forward foreign currency exchange contracts. Additional risks that the Portfolio may be subject to are as follows:
•	Convertible securities risk

•	Credit risk

•	Derivatives risk

•	Emerging markets risk

•	Foreign investment risk

•	Hedging risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Large-capitalization companies risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Small- and medium-capitalization companies risk
Focus TechNet Portfolio. The Portfolio may also invest in convertible securities, warrants and rights, preferred stocks, junk bonds (up to 20%), short-term investments (up to 20%), options and futures, special situations, emerging market issuers, currency transactions, fixed-income securities and hybrid instruments (up to 10%). Additional risks that the Portfolio may be subject to are as follows:
•	Convertible securities risk

•	Credit risk

•	Derivatives risk

•	Emerging markets risk

•	Hedging risk

•	Interest rate fluctuations risk

•	Market risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Small- and medium-capitalization companies risk
Focus Value Portfolio. The Portfolio may also invest in foreign securities including emerging market issuers, junk bonds (up to 20%), forward foreign currency exchange contracts, ETFs, REITs, depositary receipts, passive foreign investment companies (PFICs), investment companies, convertible securities, warrants, rights, preferred securities, short-term investments (up to 25%), options and futures, special situations, currency transactions, hybrid instruments (up to 10%) and fixed income securities. Additional risks that the Portfolio may be subject to are as follows:
•	Active trading risk

•	Convertible securities risk

•	Credit risk

•	Currency volatility risk

•	Derivatives risk

•	Emerging markets risk

•	Foreign investment risk

•	Growth stock risk

•	Hedging risk

•	Investment company risk

Additional Information About The Portfolios
•	Large-capitalization companies risk

•	Market risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Small- and medium-capitalization companies risk
International Equity Portfolio. The Portfolio may also invest in investment grade fixed income securities, U.S. government securities, asset-backed and mortgage-backed securities, REITs, currency transactions, currency baskets, custodial receipts and trust certificate, options and futures, options on foreign currencies, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, special situations, ETFs and unseasoned issuers. Additional risks that the Portfolio may be subject to are as follows:
•	Active trading risk

•	Asset-backed securities risk

•	Credit risk

•	Currency volatility risk

•	Derivatives risk

•	Hedging risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Liquidity risk for mortgage- and asset backed securities

•	Market risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Unseasoned companies risk

•	U.S. government obligations risk
Large Cap Composite Portfolio. The Portfolio may also invest in equity securities of small-capitalization companies, investment grade fixed income securities, U.S. government securities, junk bonds (up to 15%), asset-backed and mortgage-backed securities, depositary receipts, passive foreign investment companies (PFICs), REITs, currency transactions, currency baskets, emerging market issuers, options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars, special situations, convertible securities and warrants and ETFs. Additional risks that the Portfolio may be subject to are as follows:
•	Convertible securities risk

•	Credit risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Growth stock risk

•	Hedging risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Liquidity risk for mortgage- and asset backed securities

•	Market risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Small-capitalization companies risk

•	U.S. government obligations risk
Large Cap Growth Portfolio. The Portfolio may also invest in small-cap stocks, investment grade fixed income securities, U.S. government securities, junk bonds (up to 20%), asset-backed and mortgage-backed securities, REITs, currency transactions, currency baskets, custodial receipts and trust certificates, depositary receipts, options and futures, options on foreign currency, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, unseasoned companies, special situations, ETFs and illiquid securities (up to 15% of net assets). Additional risks that the Portfolio may be subject to are as follows:
•	Credit risk

•	Depositary receipts risk

•	Derivatives risk

•	Growth stock risk

•	Hedging risk

•	Illiquidity risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Liquidity risk for mortgage- and asset backed securities

•	Market risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Small-capitalization companies risk

•	Unseasoned companies risk

•	U.S. government obligations risk
Large Cap Value Portfolio. The Portfolio may also invest in small-cap stocks, junk bonds (up to 10%), REITs, currency transactions, currency baskets, depositary receipts, emerging markets, options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars, convertible securities and warrants, ETFs, investment grade fixed income securities, U.S. government securities, asset-backed and mortgage-backed securities and special situations. Additional risks that the Portfolio may be subject to are as follows:
•	Convertible securities risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Hedging risk

•	Investment company risk

Additional Information About The Portfolios
•	Liquidity risk for mortgage- and asset backed securities

•	Market risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Small-capitalization companies risk

•	U.S. government obligations risk
Mid Cap Growth Portfolio. The Portfolio may also invest in investment grade fixed income securities, companies in the technology sector, U.S. government securities, asset-backed and mortgage-backed securities, REITs, currency transactions, currency baskets, depositary receipts, emerging markets, options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars, convertible securities and warrants, ETFs and special situations. Additional risks that the Portfolio may be subject to are as follows:
•	Convertible securities risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Hedging risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Market risk

•	Liquidity risk for mortgage- and asset backed securities

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Technology sector risk

•	U.S. government obligations risk
Mid Cap Value Portfolio. The Portfolio may also invest in investment grade fixed income securities, U.S. government securities, junk bonds (up to 20%), asset-backed and mortgage-backed securities, REITs, currency transactions, currency baskets, custodial receipts and trust certificates, depositary receipts, emerging market issuers, options and futures, options on foreign currencies, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, ETFs, IPO investing and illiquid securities (up to 15% of net assets). Additional risks that the Portfolio may be subject to are as follows:
•	Credit risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Hedging risk

•	Illiquidity risk

•	Interest rate fluctuations risk

•	Investment company risk

•	IPO investing risk

•	Liquidity risk for mortgage- and asset backed securities

•	Market risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	U.S. government obligations risk
Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Moderate Growth Portfolio. The Multi-Managed Portfolios’ assets are invested in the Aggressive Growth, Balanced, Growth and/or Fixed Income Components in varying degrees as set forth in each Portfolio’s investment strategy section in the “Portfolio Summaries.”
The Aggressive Growth Component may invest in short-term investments (up to 25%), options, investment grade fixed income securities, U.S. government securities, asset-backed and mortgage-backed securities, foreign securities, depositary receipts, passive foreign investment companies (PFICs), options and futures and special situations.
The Balanced Component may invest in mid-cap stocks, small-cap stocks (up to 20%), short-term investments (up to 25%), foreign securities (up to 25%), depositary receipts, emerging markets, passive foreign investment companies (PFICs), junk bonds (up to 15%), U.S. government securities, asset-backed and mortgage-backed securities, options and futures, special situations, currency transactions, currency baskets, ETFs and hybrid instruments (up to 10%).
The Fixed Income Component may invest in currency transactions, currency baskets, passive foreign investment companies (PFICs), options and futures, special situations, forward foreign currency exchange contracts, U.S. Treasury inflation protection securities, roll transactions, total return swaps (up to 10%), short sales and forward commitments.
The Growth component may invest in: junk bonds (up to 35%), short-term investments (up to 25%), investment grade fixed income securities, U.S. government securities, asset-backed and mortgage-backed securities, foreign securities, depositary receipts, currency transactions, currency baskets, emerging markets, options and futures and special situations. Additional risks that the Portfolios may be subject to are as follows:
•	Asset-backed securities risk

•	Credit risk

•	Currency volatility risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Foreign investment risk

•	Hedging risk

•	Investment company risk

Additional Information About The Portfolios
•	Liquidity risk for mortgage- and asset backed securities

•	Market risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in junk bonds

•	Short sales risk

•	Small- and medium capitalization companies risk

•	U.S. government obligations risk
Real Return Portfolio. The Portfolio may also invest in U.S. government securities, corporate debt instruments, inflation-adjusted debt securities, U.S. government agency and instrumentalities inflation-indexed securities, hybrid instruments, sovereign and supranational securities, repurchase and reverse repurchase-agreements and short-term investments. Additional risks that the Portfolio may be subject to are as follows:
•	Concentration risk

•	Credit risk

•	Currency volatility risk

•	Emerging markets risk

•	Issuer risk

•	Repurchase agreements risk

•	Risk of investing in money market securities

•	Risk of variation of return
Small Cap Portfolio. The Portfolio may also invest in equity securities of medium- and large-capitalization companies, depositary receipts, investment grade fixed income securities, U.S. government securities, junk bonds (up to 20%), asset-backed and mortgage- backed securities, REITs, emerging markets, hybrid instruments (up to 10%), options and futures, interest rate swaps, mortgage swaps, caps, floors and collars, special situations, ETFs and unseasoned companies. Additional risks that the Portfolio may be subject to are as follows:
•	Credit risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Growth stock risk

•	Hedging risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Large-capitalization companies risk

•	Liquidity risk for mortgage- and asset-backed securities

•	Market risk

•	Medium capitalization companies risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Unseasoned companies risk

•	U.S. government obligations risk
Stock Portfolio. The Portfolio may also invest in mid-cap stocks, investment grade fixed income securities, U.S. government securities, asset-backed and mortgage-backed securities, depositary receipts, currency transactions, currency baskets, emerging markets, passive foreign investment companies (PFICs), REITs, options and futures, special situation, convertible securities and warrants, ETFs and hybrid instruments (up to 10%). Additional risks that the Portfolio may be subject to are as follows:
•	Convertible securities risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Growth stock risk

•	Hedging risk

•	Investment company risk

•	Liquidity risk for mortgage- and asset backed securities

•	Market risk

•	Medium-capitalization companies risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	U.S. government obligations risk

Glossary
Investment Terminology
Capital appreciation/growth is an increase in the market value of securities held.
A currency basket consists of specified amounts of currencies of certain foreign countries.
Currency transactions include the purchase and sale
of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.
Custodial receipts and trust certificates represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which a Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes, a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.
Defensive investments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.
Depositary Receipts, which are generally considered foreign securities, include American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and others. ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected.
A derivative is a financial instrument, such as an option or futures contract, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified securities are an index.
An “emerging market” country is generally a country with a low or middle income economy or that is in the early stages of its industrial cycle. See definition of “Foreign securities” for additional information.
Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:
•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•	Market capitalization represents the total market value of the outstanding securities of a corporation. See separate definition for Market Capitalization Ranges.”

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.
Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.
Exchange Traded Funds (ETFs) are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risk of owning the underlying securities they are designed to track. Although, lack of liquidity in an ETF results in its being more volatile and ETFs have management fees which increase their cost. A Portfolio’s ability to invest in ETFs is limited by the Investment Company Act.
Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:
•	Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•	Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a

Glossary
corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•	An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the adviser or subadviser). The two best-known debt rating agencies are S&P and Moody’s. Investment grade refers to any security rated “BBB” or above by S&P or Fitch Ratings (“Fitch”), or “Baa” or above by Moody’s, or if unrated, determined to be of comparable quality by the subadviser.

•	A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•	Mortgage-related and other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property.

•	Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the U.S. and District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders.

•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•	U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. A Portfolio’s investment in U.S. government securities may include investments in debt securities that are guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”). Under the TLGP, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on senior unsecured debt issued by entities eligible to participate in the TLGP, which generally include FDIC-insured depository institutions, U.S. bank holding companies or financial holding companies and certain U.S. savings and loan holding companies. This guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Portfolio itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk.

•	Zero-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind (“PIK”) bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.
Foreign securities are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (“PFICs”) and depositary receipts. An emerging market country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by adviser or subadviser. Foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.
Forward commitments are commitments to purchase or sell securities at a future date. If a Portfolio purchases a forward commitment, it assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, if a Portfolio sells such securities, it does not participate in further gains or losses on the date of the agreement.
Forward foreign currency exchange contracts involve bilateral obligations of one party to purchase, and another party

Glossary
to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
Fundamental Analysis is a method of evaluating a security or company by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.
A “Growth” philosophy is a strategy of investing in securities believed to offer the potential for capital appreciation. It focuses on securities of companies that are considered to have a historical record of above- average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.
“High quality” instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers’ high creditworthiness and low risk of default.
Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. In addition, another type of hybrid instrument is a credit linked note, in which a special purpose entity issues an over-the-counter structured note that is intended to replicate a bond or a portfolio of bonds, or with respect to the unsecured credit of an issuer.
Illiquid/Restricted securities are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.
Income is interest payments from bonds or dividends from stocks.
Interest rate swaps, caps, floors and collars. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.
An IPO investment consists of a Portfolio’s purchase of shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”). A portion of the Portfolio’s return may be attributable to the Portfolio’s investment in IPOs. IPO risk involves the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.
Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the Portfolios and the indices described below change over time. A Portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to all Portfolios, except as noted on a Portfolio’s “Portfolio Summaries”:

•	Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 25, 2010, the market capitalization range of the companies in the Index was approximately $1.2 billion to $283 billion.

•	Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on June 25, 2010, the market capitalization range of the companies in the Index was $1.2 billion to $14.1 billion.

•	Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on June 25, 2010, the market capitalization range of the companies in the Index was $112 million to $2.27 billion.

Glossary
Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.
“Net assets” when referred to under “Investment Strategies” for a Portfolio takes into account borrowings for investment purposes.
Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices in which the Portfolios may invest. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. When a Portfolio purchases an over-the-counter swaption, it increases its credit risk exposure to the counterparty.
Qualitative analysis uses subjective judgment based on nonquantifiable information, such as but not limited to management expertise, industry cycles, strength of research and development, and labor relations. This type of analysis technique is different than quantitative analysis, which focuses on numbers. The two techniques, however, will often be used together.
Quantitative analysis is an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy. Quantitative analysis may look at traditional indicators such as price-to-book value, price-to-earnings ratios, cash flow, dividends, dividend yields, earnings, earning yield, among others.
Registered investment companies are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.
REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by a Portfolio.
Roll transactions involve the sale of mortgage or other asset-backed securities (“roll securities”) with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.
Short sales involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.
Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.
A special situation arises when, in the opinion of the manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to the issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate events, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
Total return is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.
Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

Glossary
Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.
U.S. Treasury inflation protection securities are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.
A “Value” philosophy is a strategy of investing in securities that are believed to be undervalued in the market. It often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.
When-issued and delayed delivery transactions call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.
Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.
Risk Terminology
Active Trading Risk. A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio. During periods of increased market volatility, active trading may be more pronounced.
Asset Allocation Risk. With respect to the Managed Allocation Portfolios, each Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. A Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security) that is held by a Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Concentration Risk. A Portfolio concentrates its investments in assets in a particular industry. Therefore, the Portfolio is more sensitive to factors affecting that industry, such as changes in the regulatory or competitive environment or in investor perceptions regarding an industry. This means that the value of the Portfolio is subject to greater volatility than a portfolio that invests in a broader range of companies and industries.
Convertible Securities Risk. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines. This correlation increases as the stock price moves closer to the convertible price.
Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting not single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. A Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

Glossary
An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue Junk Bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Currency Volatility Risk. The value of a Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar-denominated securities.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the Portfolio, a Portfolio will be exposed to the risks associated with hedging described below. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.
Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.
Equity Securities Risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.
Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. government foreign investments will also be affected by local political or economical developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political. social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which a Portfolio’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Glossary
Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and a Portfolio’s share price may fall dramatically. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.
Indexing Risk. A portion of certain Portfolios are passively-managed to an index and, as a result, that portion generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Initial Public Offering (IPO) Investing Risk. A Portfolio’s purchase of shares issued as part of, or a short period after, companies’ IPO exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods or time.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Investment Company Risk: The risks of a Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by a Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Large-Capitalization Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Liquidity Risk for Mortgage- and Asset-Backed Securities: Beginning in the second half of 2007 and continuing through the present, the market for mortgage-backed securities began experiencing substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have similarly been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously. As noted above, a Portfolio may invest in mortgage- and asset-backed securities and therefore may be exposed to these increased risks.
Market Risk. A Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These

Glossary
securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Municipal Securities Risk. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Non-Diversification Risk. A Portfolio is organized as a “non-diversified” Portfolio. A non-diversified portfolio may invest a larger portion of their assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. The Portfolio’s risk is increased because the effect the performance of each security on the Portfolio’s overall performance is greater.
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Risks of Investing in Inflation-Indexed Securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index (“CPI”) in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rates, which is the nominal interest rate minus the expected rate of inflation. The price of an inflation-indexed security will increase if real interest rates decline, and decrease if real interest rates increase. If the interest rate rises for reasons other than inflation, the value of such instruments can be negatively impacted. Interest income will vary depending on changes to the principal amount of the security. For U.S. tax purposes, both interest payments and inflation adjustments to principal are treated as interest income subject to taxation when received or accrued, and inflation adjustments to principal are subject to taxation when the adjustment is made and not when the instrument matures.
Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. If a guarantee of principal is not provided, the adjusted principal value of the fixed income security repaid at maturity may be less than the original principal.
Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. There are many different types of corporate bonds, and each bond issue has specific terms.
Risks of Investing in Junk Bonds. A significant investment in junk bonds is considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Risk of Investing in Money Market Securities. A Portfolio that invests in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Short Sales Risk. Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
Small- and Medium-Capitalization Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early

Glossary
stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies. In addition, small- and medium-cap companies may be traded in over-the-counter (OTC) markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Portfolios determine relative market capitalizations using U.S. standards. Accordingly, a Portfolio’s non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.
Technology Sector Risk. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.
Unseasoned Companies Risk. Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
In addition, the value of Federal National Mortgage Association’s (“FNMA”) and the Federal Home Loan Mortgage Corporation’s (“FHLMC”) securities fell sharply in 2008 due to concerns that the firms do not have sufficient capital to offset losses resulting from the mortgage crisis. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans in certain residential areas where the FNMA and FHLMC could offer loans, and to extend credit to FNMA and FHLMC through emergency funds and the purchase of entities’ stock. More recently, in September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that FNMA and FHLMC would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the companies’ debt and equities is unclear. FNMA and FHLMC each has been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.
Value Investing Risk. The portfolio manager’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
About the Indices
The Barclays Capital 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation-protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.
The Barclays Capital U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.
The Barclays Capital World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.
The Citigroup Mortgage-backed Securities Index is an index of 30- and 15-year mortgages related securities issued by U.S. government agencies.

Glossary
The J.P. Morgan Emerging Market Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.
The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market
The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly traded in the U.S. domestic market.
The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of May 27, 2010 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.
The Morgan Stanley Capital International (MSCI) Emerging Markets Index (gross) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of May 27, 2010 the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.
The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on the NASDAQ Stock Market based on market capitalization.
The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 3000® Growth or the Russell 2000 Growth indexes.
The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.
The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.
The Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
The S&P500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
The S&P500®/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure

Glossary
growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
The S&P500®/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

MANAGEMENT
Information about the Investment Adviser and Manager
SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $41.5 billion as of March 31, 2010. SAAMCo is an indirect, wholly-owned subsidiary of American International Group, Inc., and is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
The Investment Company Act of 1940, as amended requires shareholder approval of a fund’s investment advisory agreements and material changes to those agreements. SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to take certain actions with respect to investment advisory agreements relating to the Trust with unaffiliated subadvisers without obtaining shareholder approval, provided those actions are approved by the Board of Trustees (the “Board”). The actions permitted include entering into agreements with subadvisers, employing new subadvisers for new or existing portfolios, changing the terms of existing agreements, and continuing the employment of existing subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. The exemption from the requirement for shareholder approval does not apply to actions taken with respect to affiliated subadvisers.
Shareholders of a Portfolio have the right to terminate an agreement with a subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.
A discussion regarding the basis for the Board’s approval of investment advisory agreements for the Portfolios is available in the Trust’s Annual Report to shareholders for the period ended March 31, 2010. In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Focused Alpha Large-Cap Fund, Inc., SunAmerica Focused Series, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series Trust, SunAmerica Specialty Series, VALIC Company I and VALIC Company II.
For the fiscal year ended March 31, 2010, each Portfolio paid SAAMCo a fee, before any advisory fee waivers, equal to the following percentage of average daily net assets:

Portfolio	Fee
Allocation Balanced Portfolio	0.10%
Allocation Growth Portfolio	0.10%
Allocation Moderate Growth Portfolio	0.10%
Allocation Moderate Portfolio	0.10%
Asset Allocation: Diversified Growth Portfolio	0.85%
Cash Management Portfolio	0.45%
Diversified Fixed Income Portfolio	0.68%
Focus Growth and Income Portfolio	1.00%
Focus Growth Portfolio	1.00%
Focus TechNet Portfolio	1.20%
Focus Value Portfolio	1.00%
International Equity Portfolio	0.94%
Large Cap Composite Portfolio	0.80%
Large Cap Growth Portfolio	0.80%
Large Cap Value Portfolio	0.79%
Mid Cap Growth Portfolio	0.85%
Mid Cap Value Portfolio	0.85%
Multi-Managed Growth Portfolio	0.89%
Multi-Managed Income Portfolio	0.77%
Multi-Managed Income/Equity Portfolio	0.81%
Multi-Managed Moderate Growth Portfolio	0.85%
Real Return Portfolio*	0.60%*
Small Cap Portfolio	0.85%
Stock Portfolio	0.85%

*	The management fee for the Portfolio was decreased effective January 19, 2010. The expense information in the table above reflects the fees as of March 31, 2010. The “Total Annual Portfolio Operating Expenses” shown in the table in the Portfolio Summary reflects the advisory fee currently in effect and .may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table.

SAAMCo is voluntarily waiving on an annual basis a portion of its Management Fees for the Portfolios set forth below:

Amount of
Waiver
Asset Allocation: Diversified Growth Portfolio	0.10%
Focus TechNet Portfolio	0.15%

SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio After Fee Waiver and/or Reimbursement for the following Portfolio classes do not exceed the amounts set forth below:

	Class 1	Class 2	Class 3
Focus Growth and Income Portfolio	N/A	1.45%	1.55%
Focus TechNet Portfolio	N/A	1.65%	1.75%
Large Cap Composite Portfolio	1,10%	1.25%	1.35%

These waivers and reimbursements will continue indefinitely, but may be terminated at any time. The voluntary waivers and/or reimbursements described above are subject to

Management
recoupment by SAAMCo from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and maintain the voluntary expense limitations listed above.
The “Other Expenses” included in the Total Annual Portfolio Operating Expenses in the Portfolio Summaries for the following Portfolios include acquired fund fees and expenses, which were less than 0.01%: Asset Allocation: Diversified Growth Portfolio, Diversified Fixed Income Portfolio, Focus Growth Portfolio, International Equity Portfolio, Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, and Small Cap Portfolio. Acquired fund fees and expenses include fees and expenses incurred indirectly by a Portfolio as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or pooled investment vehicles. The fees and expenses will vary based on the Portfolio’s allocation of assets to, and the annualized new expenses of, the particular acquired fund.
Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio’s “Other Expenses” have been reduced. The Other Expenses shown in the Portfolios’ Annual Portfolio Operating Expenses table in the Portfolio Summaries do not take into account this expense reduction and are, therefore, higher than the actual expenses of these Portfolios. Had the expense reductions been taken into account, “Total Annual Portfolio Operating Expenses” for the following Portfolios as of March 31, 2010 would have been as follows:

	Class 1	Class 2	Class 3
Asset Allocation: Diversified Growth	1.15%	1.30%	1.40%
Focus Growth and Income	N/A	1.42%	1.52%
Focus Growth	1,17%	1.32%	1.42%
Focus TechNet	N/A	1.69%	1.79%
Focus Value	N/A	1.29%	1.39%
International Equity*	1.18%	1.33%	1.42%
Large Cap Composite*	1.61%	1.76%	1.86%
Large Cap Growth*	0.91%	1.06%	1.16%
Large Cap Value*	0.89%	1.04%	1.14%
Mid Cap Growth*	1.10%	1.25%	1.35%
Mid Cap Value	1.05%	1.20%	1.30%
Multi-Managed Growth*	1.20%	1.35%	1.45%
Multi-Managed Income*	1.03%	1.18%	1.28%
Multi-Managed Income/Equity*	1.02%	1.17%	1.27%
Multi-Managed Moderate Growth*	1.04%	1.19%	1.29%
Real Return*	N/A	N/A	1.06%
Small Cap*	1.02%	1.17%	1.27%
Stock*	0.96%	1.11%	1.21%

*	The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

The Expense Example in the Portfolio Summaries do not take into account voluntary fee waivers and/or expense reimbursements by the adviser and expense reductions resulting from brokerage commission recapture amounts that are shown above. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.
The following are your costs after these fee waivers and/or expense reimbursements, expense recoupments, and expense reductions.

	1	3	5	10
	Year	Years	Years	Years
Asset Allocation: Diversified Growth Portfolio
Class 1 Shares	$107	$334	$579	$1,283
Class 2 Shares	$122	$381	$660	$1,455
Class 3 Shares	$132	$412	$713	$1,568

Focus Growth and Income Portfolio
Class 2 Shares	$145	$449	$776	$1,702
Class 3 Shares	$155	$480	$829	$1,813

Focus Growth Portfolio
Class 1 Shares	$119	$372	$644	$1,420
Class 2 Shares	$134	$418	$723	$1,590
Class 3 Shares	$145	$449	$776	$1,702

Focus TechNet Portfolio
Class 2 Shares	$152	$471	$813	$1,779
Class 3 Shares	$162	$502	$866	$1,889

Focus Value Portfolio
Class 2 Shares	$131	$409	$708	$1,556
Class 3 Shares	$142	$440	$761	$1,669

International Equity Portfolio(1)
Class 1 Shares	$120	$375	$649	$1,432
Class 2 Shares	$135	$421	$729	$1,601
Class 3 Shares	$145	$449	$776	$1,702

Large Cap Composite Portfolio(1)
Class 1 Shares	$112	$350	$606	$1,340
Class 2 Shares	$127	$397	$686	$1,511
Class 3 Shares	$137	$428	$739	$1,624

Large Cap Growth Portfolio(1)
Class 1 Shares	$93	$290	$504	$1,120
Class 2 Shares	$108	$337	$585	$1,294
Class 3 Shares	$118	$368	$638	$1,409

Large Cap Value Portfolio(1)
Class 1 Shares	$91	$284	$493	$1,096
Class 2 Shares	$106	$331	$574	$1,271
Class 3 Shares	$116	$362	$628	$1,386

Mid Cap Growth Portfolio(1)
Class 1 Shares	$112	$350	$606	$1,340
Class 2 Shares	$127	$397	$686	$1,511
Class 3 Shares	$137	$428	$739	$1,624

Mid Cap Value Portfolio
Class 1 Shares	$107	$334	$579	$1,283
Class 2 Shares	$122	$381	$660	$1,455

Management

	1	3	5	10
	Year	Years	Years	Years
Class 3 Shares	$132	$412	$713	$1,568

Multi-Managed Growth Portfolio(1)
Class 1 Shares	$122	$381	$660	$1,455
Class 2 Shares	$137	$428	$739	$1,624
Class 3 Shares	$148	$459	$792	$1,735

Multi-Managed Income Portfolio(1)
Class 1 Shares	$105	$328	$569	$1,259
Class 2 Shares	$120	$375	$649	$1,432
Class 3 Shares	$130	$406	$702	$1,545

Multi-Managed Income Equity Portfolio(1)
Class 1 Shares	$104	$325	$563	$1,248
Class 2 Shares	$119	$372	$644	$1,420
Class 3 Shares	$129	$403	$697	$1,534

Multi-Managed Moderate Growth Portfolio(1)
Class 1 Shares	$106	$331	$574	$1,271
Class 2 Shares	$121	$378	$654	$1,443
Class 3 Shares	$131	$409	$708	$1,556

Real Return Portfolio(1)
Class 3 Shares	$108	$337	$585	$1,294

Small Cap Portfolio(1)
Class 1 Shares	$104	$325	$563	$1,248
Class 2 Shares	$119	$372	$644	$1,420
Class 3 Shares	$129	$403	$697	$1,534

Stock Portfolio(1)
Class 1 Shares	$98	$306	$531	$1,178
Class 2 Shares	$113	$353	$612	$1,352
Class 3 Shares	$123	$384	$665	$1,466

(1)	The amount of the expense reductions resulting from brokerage commission recapture amounts was less than 0.01%.

Information about the Investment Adviser’s Management of Certain Portfolios
SAAMCo is responsible for making the day-to-day investment decisions for a portion of each of the Diversified Fixed Income Portfolio, Focus Growth Portfolio, Focus TechNet Portfolio, Focus Growth and Income Portfolio, Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio.
The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the adviser/subadviser to determine their compensation.
The Aggressive Growth Component of the Multi-Managed Portfolios and Small Cap Portfolio are managed by Andrew Sheridan. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. He is the portfolio manager for Focus TechNet Portfolio and a member of the research team covering the technology industry
The Diversified Fixed Income Portfolio is managed in part by Michael Cheah, CFA. Mr. Cheah joined SAAMCo in July 1999 as Vice President and Portfolio Manager. Prior to joining SAAMCo, Mr. Cheah spent 17 years at the Monetary Authority of Singapore in the Global Fixed income department where he served as the director of the U.S. Bond Division, Markets and Investment Department.
The Focus Growth Portfolio is managed in part by John Massey. Mr. Massey joined SAAMCo in February 2006 and is currently a Vice President and Senior Portfolio Manager. Prior to joining SAAMCo, Mr. Massey was an Associate Director and member of the large cap growth team of Bear Stearns Asset Management from 2001 to 2005 and has 20 years of experience in the investment industry.
The Focus TechNet Portfolio is managed in part by Andrew Sheridan. Please see above for Mr. Sheridan’s biography.
The passively-managed index portions of the Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio are managed by James O. Kurtz. Mr. Kurtz, Senior Vice President and Portfolio Manager, joined SAAMCo in December 2009. He is responsible for the management and trading of a wide variety of domestic equity index funds managed by SAAMCo. From 2001 until joining SAAMCo, Mr. Kurtz was a senior portfolio manager of AIG Global Investment Corp., which was renamed PineBridge Investments, LLC.
The Large Cap Composite Portfolio and Focus Growth and Income Portfolio are managed in part by Steven A. Neimeth. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SAAMCo as a portfolio manager in April 2004. From 2002 until he joined SAAMCo, Mr. Neimeth was a portfolio manager of the Neuberger Berman Large-Cap Value Fund. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.

Management
Information about the Subadvisers
The investment manager(s) and/or management team(s) that have primary responsibility for the day today management of the Portfolios are set forth herein. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.
SAAMCo compensates the various subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a subadviser without shareholder approval.
A discussion regarding the basis for the Board’s approval of subadvisory agreements for the Portfolios is available in the Trust’s Annual Report to shareholders for the period ended March 31, 2010.
BAMCO, Inc. (BAMCO) is a New York corporation, established in January 1987, registered with the SEC since March 1987, located at 767 5th Avenue, 49th Floor, New York, New York 10153, is the investment adviser to all of the Baron mutual funds and two Irish pooled investment vehicles, and it serves as investment subadviser to non-Baron related SEC registered investment companies and other pooled investment vehicles. As of March 31, 2010, BAMCO had approximately $15.3 billion in assets under management.
The BAMCO portion of the Focus TechNet Portfolio is managed by Michael Lippert, JD, CFA. Mr. Lippert is the portfolio manager for the Baron iOpportunity Fund. Mr. Lippert served as a senior research analyst on a team of analysts that provided research for the portfolio and the Baron Fifth Avenue Growth Fund. He has covered Internet communications, and media and entertainment, and business services companies since December 2001.
BofA Advisors, LLC, formerly, Columbia Management Advisors, LLC (BofA Advisors) is located at 100 Federal Street, Boston, MA 02110. BofA Advisors acts as investment manager for individuals, corporations, private investment companies and financial institutions. BofA Advisors is registered as an investment advisor with the SEC and is an indirect, wholly-owned subsidiary of Bank of America Corporation. As of March 31, 2010, BofA Advisors had approximately $115.6 billion in assets under management.
Patrick Ford, Dale Albright and Erica McKinley are responsible for the day-to-day management of the Cash Management Portfolio. Mr. Ford, Managing Director, has been associated with BofA Advisors or its predecessors as an investment professional, and has provided service to the Portfolio, since May 2007. Prior to joining BofA Advisors, Mr. Ford was a portfolio manager at BlackRock. Mr. Albright, Director, has been with BofA Advisors or its predecessors as an investment professional since 2008. Prior to joining BofA Advisors, Mr. Albright was a portfolio manager for Morgan Stanley Investment Management from 1990 to 2008. Ms. McKinley, Vice President, has been associated with BofA Advisors or its predecessors as an investment professional since 2000.
ClearBridge Advisors, LLC (ClearBridge), located at 620 Eighth Avenue, New York, New York 10018, is a wholly owned subsidiary of Legg Mason, Inc. (Legg Mason). Legg Mason, whose principal address is 100 International Drive, Baltimore, Maryland 21202, is a financial services holding company. As of March 31, 2010, ClearBridge had approximately $54.9 billion in assets under management.
The Small Cap Portfolio is managed by Peter J. Hable, as lead portfolio manager and he is assisted by Mark Bourguignon, Marina Chinn, CFA, Mark Feasey, CFA and Michael Kang, Mr. Hable is a Managing Director at ClearBridge and a member of the ClearBridge Advisors Management Committee. He has been with the firm (or its predecessors) since 1983. Mr. Bourguignon joined ClearBridge (or its predecessors) in 2003 and has 13 years of investment industry experience. Ms. Chinn joined ClearBridge (or its predecessors) in 2005 and has 9 years of investment industry experience. Mr. Feasey joined ClearBridge (or its predecessors) in 2005 and has 14 years of investment industry experience. Mr. Kang joined ClearBridge (or its predecessors) in 2004 and has 12 years of investment industry experience.
Goldman Sachs Asset Management, L.P. (GSAM) is located at 200 West Street, New York, New York 10282. GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of March 31, 2010, GSAM, including its investment advisory affiliates, had assets under Management of $713.9 billion.
The Large Cap Growth Portfolio is managed by Steven M. Barry and David G. Shell, CFA. Mr. Barry, Managing Director, Chief Investment Officer, Fundamental Equity, and Co-Chief Investment Officer, Growth Equity, joined GSAM as a portfolio manager in 1999. Mr. Shell, Managing Director, Co-Chief Investment Officer, Growth Equity, joined GSAM as a manager in 1997.
The Mid Cap Value Portfolio is managed by Andrew Braun, Sean Gallagher, Dolores Bamford, CFA and Scott Carroll, CFA. Mr. Braun, Managing Director, Co-Chief Investment Officer, Value Equity and Portfolio Manager, joined GSAM in 1993. Mr. Gallagher, Managing Director, Co-Chief Investment Officer, Value Equity and Portfolio Manager, joined GSAM in 2000 and became a portfolio manager in December 2001. Ms. Bamford, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in 2002. Mr. Carroll, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in 2002.

Management
Ibbotson Associates Advisors, LLC. (Ibbotson) is a wholly owned subsidiary of Ibbotson Associates, Inc. Ibbotson has principal offices at 22 W. Washington Street, Chicago, Illinois 60602. Ibbotson provides subadvisory services to financial service firms. As of March 31, 2010, Ibbotson had approximately $19.5 billion in assets under management.
The Managed Allocation Portfolios are managed by Peng Chen, Ph.D., CFA, Carrie Scherkenbach, and Scott Wentsel, CFA, CFP. Peng Chen has served as president of Ibbotson since September 2006. Mr. Chen served as Chief Investment Officer from 2004 to 2008. He also was Director of Research from 2000 to 2004 and joined the firm in 1997. Ms. Scherkenbach has been with Ibbotson since 1999. Scott Wentsel joined Ibbotson as a senior portfolio manager in 2005. Previously, Mr. Wentsel held positions at Van Kampen and Scudder Investments.
Janus Capital Management LLC (Janus) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or subadviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus is a direct subsidiary of Janus Capital Group, Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. As of March 31, 2010, JCGI had approximately $165.5 billion in assets under management.
The Growth/Janus component of the Multi-Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio are managed by Ron Sachs, CFA. Mr. Sachs has managed the Growth/Janus component of the Multi-Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio since January 2008. Mr. Sachs joined Janus in 1996 as a research analyst, and has acted as portfolio manager of other Janus-advised mutual funds since June 2000. Mr. Sachs is also a portfolio manager of other Janus accounts. Mr. Sachs holds the Chartered Financial Analyst Designation.
The International Equity Portfolio is managed by Julian McManus, Guy Scott, CFA, and Carmel Wellso. Mr. McManus is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since June 2010. He joined Janus in 2004 as an equity research analyst. Mr. Scott is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since June 2010. He joined Janus in September 2007 as a research analyst. Prior to joining Janus, he was an international equity research analyst with Artisan Partners from 2002 to 2007. He holds the Chartered Financial Analyst designation. Ms. Wellso is Executive Vice President and Co-Portfolio Manager of the Portfolio, which she has co-managed since June 2010. She joined Janus in 2008 as a research analyst. Prior to joining Janus, she was a partner at Standard Pacific Capital from 2005 to 2008.
J.P. Morgan Investment Management Inc. (JP Morgan) is a Delaware corporation and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. JP Morgan is located at 245 Park Avenue, New York, New York 10167. JP Morgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2010, JP Morgan together with its affiliated companies had approximately $1.22 trillion in assets under management.
The Focus Value Portfolio is managed by Jonathan K.L. Simon. Mr. Simon, managing director, is a portfolio manager with JP Morgan’s U.S. Equity Value Group. An employee since 1980, Mr. Simon manages the JPMorgan Mid Cap Value Fund, the JPMorgan Value Advantage Fund, and the JPMF US Value Fund. In addition, he is a portfolio manager of the JPMorgan Diversified Mid Cap Value Fund, the JPMorgan Growth and Income Fund and the JPMorgan Equity Income Fund. Mr. Simon joined the firm as an analyst in the London office, transferred to New York in 1983 and became a portfolio manager in 1987.
Lord, Abbett & Co. LLC. (Lord Abbett) is located at 90 Hudson Street, Jersey City, New Jersey 07302, and has been an investment manager since 1929. Lord Abbett provides similar services to 53 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2010, Lord Abbett had approximately $95.2 billion in assets under management.
The team that manages Lord Abbett’s equity sleeve of the Balanced component of each Multi-Managed Portfolio is headed by Daniel H. Frascarelli, Partner and Director. Mr. Frascarelli joined Lord Abbett in 1990 and has been a team member since 2005. Mr. Frascarelli has served as a portfolio manager for several other investment strategies since 1993. Assisting Mr. Frascarelli is Randy Reynolds, Portfolio Manager. Mr. Reynolds joined the team in 2005 after having started with Lord Abbett in 1999. Mr. Reynolds has served as a quantitative and research analyst for several investment strategies. Messrs. Frascarelli and Reynolds are jointly and primarily responsible for the day-to-day management of each sleeve.
The team that manages Lord Abbett’s sleeve of the Mid Cap Value Portfolio is headed by Robert P. Fetch, Partner and Director. Mr. Fetch joined Lord Abbett in 1995 and established Lord Abbett’s micro cap, small cap, small-mid cap and multi cap value investment strategies. Mr. Fetch has been a portfolio manager for the Fund since 2009. Assisting Mr. Fetch is Jeff Diamond, Portfolio Manager, who joined Lord Abbett in 2007 and has been a portfolio manager of the Fund since 2008. Mr.

Management
Diamond was formerly a Managing Director at Axia Capital Management, LLC (2004-2006). Messrs. Fetch and Diamond are jointly and primarily responsible for the day-to-day management of the Portfolio.
The team that manages Lord Abbett’s sleeve of the International Equity Portfolio is headed by Harold Sharon, Partner and Director, and Vincent J. McBride, Partner and Director. Messrs. Sharon and McBride are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Sharon joined Lord Abbett in 2003 and has been a member of the team since the Portfolio’s inception. Mr. McBride joined Lord Abbett in 2003 and has been a member of the team since the Portfolio’s inception.
Marsico Capital Management, LLC (Marsico) Marsico, located at 1200 17th Street, Suite 1600, Denver, CO 80202, is an independent, employee-owned, registered investment adviser. Marsico was organized in September 1997 as a Delaware limited liability Company and provides investment management services to mutual funds and private accounts. As of March 31, 2010, Marsico had approximately $55 billion under management.
Thomas F. Marsico is the Chief Investment Officer of Marsico and manages a sleeve of the Focus Growth and Focus Growth and Income Portfolios. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.
Northern Trust Investments, N.A. (NTI), 50 South LaSalle Street, Chicago, Illinois 60603, is a national banking association and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individually separately managed accounts, investment companies and bank common and collective funds. NTI is a subsidiary of The Northern Trust Company (TNTC), an Illinois state chartered banking organization and a member of the Federal Reserve System. Since 1889, TNTC has administered and managed assets of individuals, institutions and corporations. It is the principal subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. As of March 31, 2010, Northern Trust Corporation, through its subsidiaries, had assets under custody of $3.7 trillion, and assets under investment management of $647.3 billion.
The Focus Value Portfolio is managed by Stephen G. Atkins. Mr. Atkins joined Northern Trust in 1998 and during the past five years has managed various equity portfolios, including mutual funds. Mr. Atkins currently serves as Vice President and Senior Portfolio Manager.
PineBridge Investments LLC (PineBridge) is a Delaware limited liability company and is located at 70 Pine Street, New York, New York 10270. PineBridge is an indirect subsidiary of Bridge Partners, L.P., a company owned by Pacific Century Group, an Asia-based private investment group. Pacific Century Group is majority owned by Mr. Li Tzar Kai, Richard. As of December 31, 2009, PineBridge managed approximately $87.3 billion in assets.
The fixed income portion of the Balanced component of the Multi-Managed Portfolios is managed by a team including Bryan Petermann, John Yovanovic and Tim Lindvall. Mr. Petermann is Managing Director, Head of U.S. Public Fixed Income and Head of High Yield Investments for PineBridge. Mr. Petermann joined PineBridge as a research analyst with the acquisition of American General Investment Management, L.P. (“AGIM”) in 2001. Mr. Yovanovic is Managing Director and Head of High Yield Portfolio Management for PineBridge. Mr. Yovanovic joined PineBridge with the acquisition of AGIM in 2001. Mr. Lindvall is Vice President and Portfolio Manager for PineBridge. Mr. Lindvall joined PineBridge in 2002. Messrs. Yovanovic and Lindvall are CFA charterholders.
An actively-managed portion of the Diversified Fixed Income Portfolio is managed by Messrs. Petermann, Yovanovic, Lindvall, John Dunlevy, Mr. Vanden Assem and Mr. Rajeev Mittal. Mr. Dunlevy, Managing Director and Portfolio Manager, joined PineBridge in 2007. In his current role, he focuses on asset-backed and non-agency mortgage-backed securities (“MBS”). Prior to joining PineBridge, Mr. Dunlevy was a senior member of the securitized products portfolio team with Merrill Lynch, Beacon Funds, Hyperion Capital Management, and TIAA-CREF. Mr. Mittal, Managing Director and Head of Emerging Markets and International Fixed Income, joined PineBridge in 1992. He is currently responsible for all aspects of portfolio management, research and trading of emerging market strategies. Mr. Vanden Assem, Managing Director and Head of Investment Grade Fixed Income, joined PineBridge in 2001. He is currently responsible for the portfolio management of high grade total rate of return portfolios and long/short portfolios. Please see above for Messrs. Petermann, Yovanovic and Lindvall’s biographies.
A passively managed portion of the Diversified Fixed Income Portfolio is managed by Michael J. Kelly and Timothy Campion. Mr. Kelly, Managing Director, Global Head of Asset Allocation & Structured Equities, joined PineBridge in 1999. In his current role, Mr. Kelly is responsible for the development and management of structured equity products worldwide and the expansion of PineBridge’s capabilities for institutional pension fund advisory and retail orientated asset allocation vehicles. Mr. Campion, Vice President and Portfolio Manager, joined PineBridge in 1999.
A portion of the International Equity Portfolio is managed by Lan Cai, Michael Kelly and Timothy Campion. Ms. Cai joined PineBridge in 2000 and serves as Head Portfolio Manager, responsible for managing merger arbitrage portfolios, index plus funds, research enhanced portfolios, tax efficient equity income portfolios and long/short equity portfolios. Ms. Cai is a

Management
CFA charterholder. Please see above for Messrs. Kelly and Campion’s biographies.
Putnam Investment Management, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2010, Putnam had approximately $118 billion in assets under management.
The Asset Allocation: Diversified Growth Portfolio is managed by Jeffrey L. Knight. Robert J. Kea and Robert J. Schoen. Mr. Knight is Managing Director and Head of Global Asset Allocation. He joined Putnam in 1993 and has been in the investment industry since 1987. Mr. Kea is Managing Director and Portfolio Manager on the Global Asset Allocation Team. Mr. Kea has been in the investment industry since 1989 when he first joined Putnam. Mr. Schoen is Managing Director and Portfolio Manager on the Global Asset Allocation Team. Mr. Schoen, who joined Putnam in 1997, has been in the investment industry since 1989. Messrs. Knight and Kea are CFA charterholders.
RCM Capital Management LLC (RCM) is located at Four Embarcadero Center, San Francisco, California 94111, and is an indirect wholly-owned subsidiary of Allianz SE, an international financial services organization. As of March 31, 2010, RCM had approximately $19.8 billion in assets under management in San Francisco.
The Focus TechNet Portfolio is managed by Walter C. Price, Jr., CFA. Mr. Price is a Managing Director of RCM, with which he has been associated since 1974. He has research and money management responsibilities for much of RCM’s technology area.
T. Rowe Price Associates, Inc. (T. Rowe Price) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2010, T. Rowe Price had approximately $419.0 billion in assets under management.
The Stock Portfolio and the Large Cap Composite Portfolio are managed by P. Robert Bartolo. Mr. Bartolo serves as Investment Advisory Committee Chairman and Vice President. He joined T. Rowe Price in 2002 and has been managing investments since 1997.
The Large Cap Value Portfolio is managed by Brian C. Rogers, CFA, CIC. Mr. Rogers joined T. Rowe Price’s Equity Research Division in 1982 and has been managing investments since 1979. Mr. Rogers currently serves as the Chairman of the Board and Chief Investment Officer of T. Rowe Price Group, Inc., and is the Portfolio’s Investment Advisory Committee Chairman. The Mid Cap Growth Portfolio is managed by Donald J. Easley and Donald J. Peters. Mr. Easley and Mr. Peters serve as Investment Advisory Committee Co-chairmen and Vice Presidents. Mr. Easley joined T. Rowe Price in 2000 and his investment experience dates from 1999. Mr. Peters has been a portfolio manager and quantitative investment analyst for T. Rowe Price’s Equity Research Division since joining the firm in 1993 and his investment management experience dates from 1986.
Third Avenue Management LLC. (Third Avenue) is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2010, Third Avenue had approximately $15.9 billion in assets under management.
The Focus Value Portfolio is managed by Ian Lapey and Kathleen Crawford. Mr. Lapey joined Third Avenue in 2001 and is co-manager of the flagship Third Avenue Value Fund. A senior member of Third Avenue’s investment team, he also manages Third Avenue’s value and small-cap sub-advised portfolios and the Third Avenue Value Fund UCITS for offshore investors. Ms. Crawford, Assistant Portfolio Manager, is a research analyst for Third Avenue. She joined the firm in 2003. Ms. Crawford is an assistant portfolio manager for Third Avenue’s value and small-cap sub-advised accounts.
Thornburg Investment Management, Inc. (Thornburg) is a Delaware corporation with principal offices at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506, and has been in the investment management business since 1982. As of March 31, 2010, Thornburg had approximately $58.1 billion in assets under management.
The Focus Growth and Income Portfolio is managed by W. Vinson Walden, CFA. Mr. Walden is a Managing Director and portfolio manager at Thornburg. He joined Thornburg in 2002 as an associate portfolio manager. Prior to joining Thornburg, Mr. Walden served as an associate for Lehman Brothers in New York City.
Wellington Management Company, LLP (Wellington Management) is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2010, Wellington Management had investment management authority with respect to approximately $562 billion in assets. The firm-wide assets do

Management
not include agency mortgaged-backed security pass-through accounts managed for the Federal Reserve.
The Fixed Income component of the Multi-Managed Portfolios is managed by Campe Goodman, CFA, Lucius T. Hill, III, Christopher A. Jones, CFA, Scott I. St. John, CFA, and Joseph F. Marvan, CFA. Mr. Goodman, Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000. Mr. Hill, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1993. Mr. Jones, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1994. Mr. St. John, Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003. Mr. Marvan, Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003. Mr. Marvan has been involved in portfolio management and securities analysis for the Portfolios since 2010.
The Diversified Fixed Income Portfolio is managed by Scott I. St. John, CFA and Lucius T. Hill, III. Please see above for the biographies of Messrs. St. John and Hill.
The Large Cap Value Portfolio is managed by Ian R. Link, CFA. Mr. Link, Vice President and Equity Portfolio Manager affiliated with Wellington Management, joined the firm as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was a Portfolio Manager at Deutsche Asset Management (2004-2006).
The Mid Cap Growth Portfolio is managed by Stephen C. Mortimer and Michael T. Carmen. Mr. Mortimer, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Carmen, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1999.
The Real Return Portfolio is managed by Lindsay Thrift Politi. Ms. Politi, Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000.
Custodian, Transfer and Dividend Paying Agent
State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust’s assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

Account Information
Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies, the Trust’s investment adviser and manager. The term “Manager” as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.
You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.
The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the life insurance companies. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at is advantageous prices.
Service Fees
Class 2 and Class 3 shares of each Portfolio, except the Managed Allocation Portfolios, are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. While Class 3 shares of the Seasons Managed Allocation Portfolios do not directly pay any 12b-1 service fees, they invest in Class 3 shares of the Underlying Portfolios, each of which has a 12b-1 service fee.
The service fees will be used to compensate the life insurance companies for costs associated with servicing such class of shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these service fees are paid out of each Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Shares of each Seasons Managed Allocation Portfolio are not subject to a Rule 12b-1 plan. However, the Class 3 shares of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios are invested are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of the Underlying Portfolios’ Class 3 shares. Because the cost of these service fees are borne indirectly by the Class 3 shares of each Seasons Managed Allocation Portfolio on an ongoing basis, over time, these fees will increase the cost of your investment in the Seasons Managed Allocation Portfolios and may cost you more than paying other types of sales charges.
Transaction Policies
Valuation of shares. The net asset value per share (“NAV”) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable.
Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved and periodically revised by the Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale, on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on a review of a number of factors, including developments in foreign markets,

Account Information
the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange.
A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of the Class 2 or Class 3 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.
Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios’ shares may change on days when the Trust is not open for purchases or redemptions.
Buy and sell prices. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.
Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.
During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.
Frequent Purchases and Redemptions of Shares
The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios.
The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.
The Trust believes that market timing activity is not in the best interest of its Portfolios’ performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.
Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing.
Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies — Valuation of Shares”).
Shares of the Portfolios are generally held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the Separate Accounts to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is

Account Information
detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above.
The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.
Any restrictions or limitations imposed by the Separate Account may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.
Portfolio Holdings
The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.
Dividend Policies and Taxes
Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.
Distribution Reinvestment. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid. The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.
Taxability of a Portfolio. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.
The Portfolios which receive dividend income from U.S. sources will annually designate certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These designations and elections will benefit the life insurance companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the life insurance companies will not be passed to you or the Portfolios.
Each Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If a Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Separate Accounts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for federal income tax purposes, and income and gains earned inside the Separate Accounts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified in the future.

 Financial Highlights

The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios’ financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. Class 1, Class 2 and/or Class 3 shares are not offered in all Portfolios. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s Annual Report to shareholders, which is available upon request.

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net			Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset			Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value			end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total		period	average net	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	assets(3)	net assets(3)	turnover

Multi-Managed Growth Portfolio Class 1
03/31/06	$11.63	$0.11	$1.49	$1.60	$(0.10)	$—	$—	$(0.10)	$13.13	13.76	%(1)	$42,652	1.11%	0.88%	114%
03/31/07	13.13	0.17	0.81	0.98	(0.11)	—	—	(0.11)	14.00	7.52		36,033	1.07 (4)	1.30 (4)	154
03/31/08	14.00	0.16	0.29	0.45	(0.27)	—	—	(0.27)	14.18	3.08	(2)	27,029	1.12	1.07	117
03/31/09	14.18	0.15	(3.95)	(3.80)	(0.20)	—	—	(0.20)	10.18	(26.72)		14,674	1.15	1.16	224
03/31/10	10.18	0.11	4.46	4.57	(0.25)	—	—	(0.25)	14.50	45.00		16,109	1.20	0.87	101

Multi-Managed Growth Portfolio Class 2
03/31/06	11.61	0.09	1.48	1.57	(0.08)	—	—	(0.08)	13.10	13.56	(1)	84,310	1.26	0.73	114
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	—	(0.10)	13.97	7.39		82,496	1.21 (4)	1.15 (4)	154
03/31/08	13.97	0.14	0.28	0.42	(0.25)	—	—	(0.25)	14.14	2.88	(2)	67,550	1.27	0.92	117
03/31/09	14.14	0.13	(3.93)	(3.80)	(0.18)	—	—	(0.18)	10.16	(26.82)		33,168	1.30	1.01	224
03/31/10	10.16	0.09	4.46	4.55	(0.23)	—	—	(0.23)	14.48	44.89		38,021	1.35	0.71	101

Multi-Managed Growth Portfolio Class 3
03/31/06	11.60	0.08	1.48	1.56	(0.07)	—	—	(0.07)	13.09	13.47	(1)	28,135	1.37	0.63	114
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	—	(0.08)	13.95	7.22		38,045	1.31 (4)	1.06 (4)	154
03/31/08	13.95	0.12	0.28	0.40	(0.23)	—	—	(0.23)	14.12	2.80	(2)	48,223	1.38	0.82	117
03/31/09	14.12	0.12	(3.92)	(3.80)	(0.17)	—	—	(0.17)	10.15	(26.89)		30,240	1.40	0.92	224
03/31/10	10.15	0.08	4.45	4.53	(0.22)	—	—	(0.22)	14.46	44.71		39,937	1.45	0.61	101

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(2)	The Portfolio’s performance was increased by less than 0.12% from a reimbursement by an affiliate.

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Multi-Managed Growth Portfolio Class 1	0.01%	0.02%	0.01%	0.01%	0.00%
Multi-Managed Growth Portfolio Class 2	0.01	0.02	0.01	0.01	0.00
Multi-Managed Growth Portfolio Class 3	0.01	0.02	0.01	0.01	0.00

(4)	Gross custody credits of 0.01%

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net			Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset			Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value			end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total		period	average net	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	assets(3)	net assets(3)	turnover

Multi-Managed Moderate Growth Portfolio Class 1
03/31/06	$11.94	$0.21	$1.08	$1.29	$(0.17)	$—	$—	$(0.17)	$13.06	10.84	%(1)	$52,920	0.99%	1.61%	123%
03/31/07	13.06	0.27	0.70	0.97	(0.21)	—	—	(0.21)	13.82	7.43		44,695	0.96 (4)	2.02 (4)	169
03/31/08	13.82	0.29	0.05	0.34	(0.35)	(0.22)	—	(0.57)	13.59	2.27	(2)	33,470	1.00	1.98	131
03/31/09	13.59	0.26	(3.22)	(2.96)	(0.37)	(0.36)	—	(0.73)	9.90	(21.59)		18,161	1.01	2.10	210
03/31/10	9.90	0.21	3.65	3.86	(0.41)	—	—	(0.41)	13.35	39.22		20,298	1.04	1.69	97

Multi-Managed Moderate Growth Portfolio Class 2
03/31/06	11.91	0.18	1.10	1.28	(0.16)	—	—	(0.16)	13.03	10.72	(1)	177,331	1.14	1.46	123
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	—	(0.19)	13.78	7.22		183,279	1.11 (4)	1.87 (4)	169
03/31/08	13.78	0.26	0.07	0.33	(0.33)	(0.22)	—	(0.55)	13.56	2.22	(2)	153,903	1.15	1.83	131
03/31/09	13.56	0.24	(3.23)	(2.99)	(0.34)	(0.36)	—	(0.70)	9.87	(21.81)		79,325	1.16	1.94	210
03/31/10	9.87	0.19	3.64	3.83	(0.39)	—	—	(0.39)	13.31	39.04		93,527	1.19	1.54	97

Multi-Managed Moderate Growth Portfolio Class 3
03/31/06	11.90	0.17	1.09	1.26	(0.14)	—	—	(0.14)	13.02	10.63	(1)	61,977	1.25	1.37	123
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	—	(0.17)	13.77	7.13		74,571	1.21 (4)	1.77 (4)	169
03/31/08	13.77	0.24	0.07	0.31	(0.32)	(0.22)	—	(0.54)	13.54	2.05	(2)	79,732	1.25	1.73	131
03/31/09	13.54	0.22	(3.21)	(2.99)	(0.33)	(0.36)	—	(0.69)	9.86	(21.87)		52,139	1.26	1.85	210
03/31/10	9.86	0.18	3.64	3.82	(0.38)	—	—	(0.38)	13.30	38.96		66,236	1.29	1.43	97

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(2)	The Portfolio’s performance was increased by less than 0.14% from a reimbursement by an affiliate.

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.02%	0.01%	0.01%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.02	0.01	0.01	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.02	0.01	0.01	0.00

(4)	Gross custody credits of 0.01%

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net			Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset			Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value			end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total		period	average net	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	assets(2)	net assets(2)	turnover

Multi-Managed Income/Equity Portfolio Class 1
03/31/06	$12.01	$0.35	$0.41	$0.76	$(0.30)	$—	$—	$(0.30)	$12.47	6.31	%(1)	$39,618	0.96%	2.78%	121%
03/31/07	12.47	0.41	0.40	0.81	(0.37)	—	—	(0.37)	12.91	6.51		32,657	0.93	3.22	147
03/31/08	12.91	0.44	0.35	0.79	(0.51)	(0.20)	—	(0.71)	12.99	6.05		26,330	0.97	3.30	109
03/31/09	12.99	0.43	(2.30)	(1.87)	(0.62)	(0.60)	—	(1.22)	9.90	(14.12)		15,643	0.99	3.57	110
03/31/10	9.90	0.38	2.53	2.91	(0.67)	(0.07)	—	(0.74)	12.07	29.76		16,530	1.02	3.25	54

Multi-Managed Income/Equity Portfolio Class 2
03/31/06	11.99	0.33	0.40	0.73	(0.28)	—	—	(0.28)	12.44	6.09	(1)	150,711	1.11	2.64	121
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	—	(0.35)	12.88	6.37		147,663	1.08	3.08	147
03/31/08	12.88	0.42	0.35	0.77	(0.49)	(0.20)	—	(0.69)	12.96	5.91		125,367	1.12	3.15	109
03/31/09	12.96	0.41	(2.29)	(1.88)	(0.60)	(0.60)	—	(1.20)	9.88	(14.23)		67,097	1.14	3.42	110
03/31/10	9.88	0.36	2.53	2.89	(0.66)	(0.07)	—	(0.73)	12.04	29.53		74,536	1.17	3.10	54

Multi-Managed Income/Equity Portfolio Class 3
03/31/06	11.97	0.31	0.42	0.73	(0.27)	—	—	(0.27)	12.43	6.08	(1)	51,526	1.21	2.54	121
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	—	(0.34)	12.87	6.27		57,357	1.18	2.98	147
03/31/08	12.87	0.40	0.35	0.75	(0.48)	(0.20)	—	(0.68)	12.94	5.74		55,982	1.22	3.05	109
03/31/09	12.94	0.40	(2.30)	(1.90)	(0.58)	(0.60)	—	(1.18)	9.86	(14.37)		34,030	1.24	3.33	110
03/31/10	9.86	0.35	2.52	2.87	(0.64)	(0.07)	—	(0.71)	12.02	29.46		43,187	1.27	2.99	54

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net			Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset			Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value			end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total		period	average net	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	assets(2)	net assets(2)	turnover

Multi-Managed Income Portfolio Class 1
03/31/06	$12.05	$0.42	$0.06	$0.48	$(0.39)	$—	$—	$(0.39)	$12.14	3.98	%(1)	$31,540	0.95%	3.40%	118%
03/31/07	12.14	0.48	0.27	0.75	(0.47)	(0.16)	—	(0.63)	12.26	6.27		26,024	0.93	3.85	166
03/31/08	12.26	0.50	0.13	0.63	(0.59)	(0.03)	—	(0.62)	12.27	5.17		21,103	0.98	3.94	121
03/31/09	12.27	0.49	(1.49)	(1.00)	(0.65)	(0.32)	—	(0.97)	10.30	(7.88)		12,585	0.99	4.22	123
03/31/10	10.30	0.45	2.07	2.52	(0.64)	(0.02)	—	(0.66)	12.16	24.67		15,061	1.03	3.86	45

Multi-Managed Income Portfolio Class 2
03/31/06	12.03	0.40	0.06	0.46	(0.37)	—	—	(0.37)	12.12	3.84	(1)	108,178	1.10	3.25	118
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	—	(0.61)	12.23	6.04		101,778	1.07	3.71	166
03/31/08	12.23	0.47	0.14	0.61	(0.57)	(0.03)	—	(0.60)	12.24	5.03		89,971	1.13	3.79	121
03/31/09	12.24	0.48	(1.49)	(1.01)	(0.63)	(0.32)	—	(0.95)	10.28	(7.98)		51,085	1.14	4.07	123
03/31/10	10.28	0.43	2.07	2.50	(0.63)	(0.02)	—	(0.65)	12.13	24.45		59,005	1.18	3.70	45

Multi-Managed Income Portfolio Class 3
03/31/06	12.01	0.38	0.08	0.46	(0.36)	—	—	(0.36)	12.11	3.83	(1)	31,264	1.21	3.16	118
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	—	(0.60)	12.22	5.94		32,909	1.17	3.61	166
03/31/08	12.22	0.46	0.14	0.60	(0.56)	(0.03)	—	(0.59)	12.23	4.93		36,395	1.23	3.69	121
03/31/09	12.23	0.46	(1.49)	(1.03)	(0.61)	(0.32)	—	(0.93)	10.27	(8.09)		26,657	1.24	3.98	123
03/31/10	10.27	0.42	2.07	2.49	(0.62)	(0.02)	—	(0.64)	12.12	24.36		33,118	1.28	3.60	45

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net			Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset			Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value			end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total		period	average net	average net	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	assets(1)(2)	assets(1)(2)	turnover

Asset Allocation: Diversified Growth Portfolio Class 1
03/31/06	$11.30	$0.21	$1.34	$1.55	$(0.16)	$—	$—	$(0.16)	$12.69	13.84	%(3)	$76,762	0.91%	1.78%	118%
03/31/07	12.69	0.24	1.43	1.67	(0.25)	(0.19)	—	(0.44)	13.92	13.28		63,929	0.94	1.80	84
03/31/08	13.92	0.27	(0.88)	(0.61)	(0.28)	(1.10)	—	(1.38)	11.93	(5.30	)(3)	49,155	0.93	1.93	92
03/31/09	11.93	0.21	(4.16)	(3.95)	(0.64)	(1.02)	—	(1.66)	6.32	(33.40)		27,653	1.00	2.16	206
03/31/10	6.32	0.14	2.79	2.93	(0.07)	—	—	(0.07)	9.18	46.38		31,180	1.06	1.72	123

Asset Allocation: Diversified Growth Portfolio Class 2
03/31/06	11.28	0.19	1.35	1.54	(0.15)	—	—	(0.15)	12.67	13.71	(3)	237,220	1.06	1.63	118
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	—	(0.42)	13.89	13.07		233,703	1.09	1.64	84
03/31/08	13.89	0.24	(0.87)	(0.63)	(0.26)	(1.10)	—	(1.36)	11.90	(5.45	)(3)	197,075	1.08	1.77	92
03/31/09	11.90	0.19	(4.14)	(3.95)	(0.62)	(1.02)	—	(1.64)	6.31	(33.51)		103,279	1.15	2.01	206
03/31/10	6.31	0.13	2.78	2.91	(0.05)	—	—	(0.05)	9.17	46.21		120,406	1.21	1.55	123

Asset Allocation: Diversified Growth Portfolio Class 3
03/31/06	11.26	0.18	1.35	1.53	(0.14)	—	—	(0.14)	12.65	13.63	(3)	78,965	1.15	1.53	118
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	—	(0.41)	13.87	13.00		92,562	1.19	1.53	84
03/31/08	13.87	0.23	(0.87)	(0.64)	(0.25)	(1.10)	—	(1.35)	11.88	(5.54	)(3)	100,281	1.18	1.66	92
03/31/09	11.88	0.18	(4.12)	(3.94)	(0.61)	(1.02)	—	(1.63)	6.31	(33.48)		64,707	1.26	1.89	206
03/31/10	6.31	0.11	2.77	2.88	(0.04)	—	—	(0.04)	9.15	45.74		83,804	1.31	1.39	123

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.02%	0.00%	0.01%	0.01%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.02	0.00	0.01	0.01
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.02	0.00	0.01	0.01

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Asset Allocation: Diversified Growth Portfolio Class 1	0.05%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.05	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.05	0.10	0.10	0.10	0.10

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

 Financial Highlights

			Net		Dividends								Ratio of
			realized &		declared	Dividends			Net		Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(1)	net assets(1)	turnover

Stock Portfolio Class 1
03/31/06	$15.34	$0.05	$2.31	$2.36	$(0.08)	$—	$—	$(0.08)	$17.62	15.42%	$62,972	0.93%	0.31%	45%
03/31/07	17.62	0.06	1.70	1.76	(0.05)	(1.17)	—	(1.22)	18.16	10.14	52,206	0.93	0.32	39
03/31/08	18.16	0.04	(0.60)	(0.56)	(0.07)	(1.49)	—	(1.56)	16.04	(4.20)	40,425	0.95	0.23	58
03/31/09	16.04	0.04	(5.54)	(5.50)	(0.04)	(1.49)	—	(1.53)	9.01	(33.88)	22,607	0.95	0.27	52
03/31/10	9.01	(0.01)	4.35	4.34	(0.03)	—	—	(0.03)	13.32	48.21	25,427	0.96	(0.07)	52

Stock Portfolio Class 2
03/31/06	15.25	0.03	2.29	2.32	(0.06)	—	—	(0.06)	17.51	15.23	188,970	1.08	0.18	45
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	—	(1.20)	18.03	9.94	185,413	1.08	0.18	39
03/31/08	18.03	0.01	(0.59)	(0.58)	(0.05)	(1.49)	—	(1.54)	15.91	(4.37)	157,580	1.10	0.08	58
03/31/09	15.91	0.02	(5.49)	(5.47)	(0.01)	(1.49)	—	(1.50)	8.94	(33.97)	81,944	1.11	0.12	52
03/31/10	8.94	(0.02)	4.31	4.29	(0.01)	—	—	(0.01)	13.22	48.02	95,679	1.11	(0.22)	52

Stock Portfolio Class 3
03/31/06	15.21	0.02	2.29	2.31	(0.05)	—	—	(0.05)	17.47	15.16	63,310	1.18	0.09	45
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	—	(1.18)	17.98	9.81	74,581	1.18	0.08	39
03/31/08	17.98	(0.01)	(0.59)	(0.60)	(0.03)	(1.49)	—	(1.52)	15.86	(4.46)	82,341	1.21	(0.03)	58
03/31/09	15.86	0.00	(5.46)	(5.46)	—	(1.49)	—	(1.49)	8.91	(34.00)	52,723	1.21	0.02	52
03/31/10	8.91	(0.04)	4.30	4.26	(0.00)	—	—	(0.00)	13.17	47.82	68,615	1.21	(0.32)	52

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

 Financial Highlights

			Net		Dividends								Ratio of
			realized &		declared	Dividends			Net		Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(2)	net assets(2)	turnover

Large Cap Growth Portfolio Class 1
03/31/06	$8.33	$0.01	$1.16	$1.17	$(0.03)	$—	$—	$(0.03)	$9.47	14.05%	$11,672	0.94%	0.13%	54%
03/31/07	9.47	0.03	0.46	0.49	—	—	—	—	9.96	5.17	10,451	0.93 (1)	0.34 (1)	53
03/31/08	9.96	0.02	0.39	0.41	(0.07)	(0.09)	—	(0.16)	10.21	3.96	8,166	0.90	0.18	60
03/31/09	10.21	0.01	(3.74)	(3.73)	—	(0.42)	—	(0.42)	6.06	(36.49)	3,801	0.92	0.16	54
03/31/10	6.06	0.03	2.97	3.00	—	—	—	—	9.06	49.50	4,730	0.91	0.33	45

Large Cap Growth Portfolio Class 2
03/31/06	8.27	0.00	1.15	1.15	(0.02)	—	—	(0.02)	9.40	13.89	90,485	1.09	(0.02)	54
03/31/07	9.40	0.02	0.46	0.48	—	—	—	—	9.88	5.11	94,990	1.08 (1)	0.19 (1)	53
03/31/08	9.88	0.00	0.38	0.38	(0.05)	(0.09)	—	(0.14)	10.12	3.76	81,642	1.05	0.03	60
03/31/09	10.12	0.00	(3.71)	(3.71)	—	(0.42)	—	(0.42)	5.99	(36.63)	37,914	1.07	0.01	54
03/31/10	5.99	0.01	2.95	2.96	—	—	—	—	8.95	49.42	50,226	1.06	0.18	45

Large Cap Growth Portfolio Class 3
03/31/06	8.25	(0.01)	1.15	1.14	(0.01)	—	—	(0.01)	9.38	13.82	77,751	1.19	(0.12)	54
03/31/07	9.38	0.01	0.45	0.46	—	—	—	—	9.84	4.90	140,327	1.18 (1)	0.11 (1)	53
03/31/08	9.84	(0.01)	0.39	0.38	(0.05)	(0.09)	—	(0.14)	10.08	3.69	168,979	1.15	(0.07)	60
03/31/09	10.08	(0.00)	(3.70)	(3.70)	—	(0.42)	—	(0.42)	5.96	(36.67)	143,136	1.17	(0.06)	54
03/31/10	5.96	0.01	2.92	2.93	—	—	—	—	8.89	49.16	218,545	1.16	0.08	45

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Gross custody credit of 0.01%

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.01%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.01	0.01	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.01	0.00

 Financial Highlights

			Net		Dividends								Ratio of
			realized &		declared	Dividends			Net		Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net	average net	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(1)(2)	assets(1)(2)	turnover

Large Cap Composite Portfolio Class 1
03/31/06	$9.53	$0.06	$0.97	$1.03	$(0.07)	$—	$—	$(0.07)	$10.49	10.86%	$3,770	1.10%	0.56%	70%
03/31/07	10.49	0.07	1.03	1.10	(0.05)	—	—	(0.05)	11.54	10.54	3,452	1.10	0.63	76
03/31/08	11.54	0.09	(0.51)	(0.42)	(0.08)	(0.46)	—	(0.54)	10.58	(4.17)	2,553	1.10	0.72	93
03/31/09	10.58	0.09	(4.06)	(3.97)	(0.11)	(0.84)	—	(0.95)	5.66	(37.86)	1,205	1.10	1.00	95
03/31/10	5.66	0.05	2.57	2.62	(0.09)	—	—	(0.09)	8.19	46.45	1,151	1.10	0.63	71

Large Cap Composite Portfolio Class 2
03/31/06	9.51	0.04	0.97	1.01	(0.06)	—	—	(0.06)	10.46	10.63	31,059	1.25	0.42	70
03/31/07	10.46	0.05	1.04	1.09	(0.04)	—	—	(0.04)	11.51	10.42	34,285	1.25	0.49	76
03/31/08	11.51	0.07	(0.51)	(0.44)	(0.06)	(0.46)	—	(0.52)	10.55	(4.31)	26,754	1.25	0.57	93
03/31/09	10.55	0.07	(4.04)	(3.97)	(0.09)	(0.84)	—	(0.93)	5.65	(37.95)	11,741	1.25	0.84	95
03/31/10	5.65	0.03	2.58	2.61	(0.08)	—	—	(0.08)	8.18	46.29	13,874	1.25	0.47	71

Large Cap Composite Portfolio Class 3
03/31/06	9.49	0.03	0.98	1.01	(0.05)	—	—	(0.05)	10.45	10.65	10,919	1.35	0.33	70
03/31/07	10.45	0.04	1.04	1.08	(0.03)	—	—	(0.03)	11.50	10.34	13,780	1.35	0.39	76
03/31/08	11.50	0.06	(0.52)	(0.46)	(0.05)	(0.46)	—	(0.51)	10.53	(4.48)	14,570	1.35	0.47	93
03/31/09	10.53	0.06	(4.03)	(3.97)	(0.08)	(0.84)	—	(0.92)	5.64	(38.03)	7,381	1.35	0.75	95
03/31/10	5.64	0.03	2.57	2.60	(0.07)	—	—	(0.07)	8.17	46.21	9,955	1.35	0.36	71

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Large Cap Composite Portfolio Class 1	0.12%	(0.08)%	0.18%	0.38%	0.51%
Large Cap Composite Portfolio Class 2	0.11	(0.08)	0.18	0.37	0.51
Large Cap Composite Portfolio Class 3	0.11	(0.08)	0.19	0.38	0.51

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Large Cap Composite Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.00%
Large Cap Composite Portfolio Class 2	0.00	0.01	0.01	0.01	0.00
Large Cap Composite Portfolio Class 3	0.00	0.01	0.01	0.01	0.00

 Financial Highlights

			Net		Dividends								Ratio of
			realized &		declared	Dividends			Net		Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(1)	net assets(1)	turnover

Large Cap Value Portfolio Class 1
03/31/06	$11.66	$0.17	$1.26	$1.43	$(0.12)	$(0.07)	$—	$(0.19)	$12.90	12.31%	$15,219	0.95%	1.38%	39%
03/31/07	12.90	0.20	1.77	1.97	(0.13)	(0.45)	—	(0.58)	14.29	15.33	17,408	0.90	1.47	34
03/31/08	14.29	0.24	(1.03)	(0.79)	(0.17)	(0.54)	—	(0.71)	12.79	(6.05)	13,278	0.89	1.64	37
03/31/09	12.79	0.25	(5.24)	(4.99)	(0.20)	(0.79)	—	(0.99)	6.81	(39.83)	5,654	0.89	2.34	56
03/31/10	6.81	0.15	3.71	3.86	(0.25)	—	—	(0.25)	10.42	57.01	5,999	0.89	1.63	47

Large Cap Value Portfolio Class 2
03/31/06	11.64	0.15	1.25	1.40	(0.10)	(0.07)	—	(0.17)	12.87	12.09	115,372	1.10	1.23	39
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	—	(0.56)	14.26	15.22	129,525	1.05	1.32	34
03/31/08	14.26	0.22	(1.04)	(0.82)	(0.14)	(0.54)	—	(0.68)	12.76	(6.20)	96,771	1.04	1.49	37
03/31/09	12.76	0.23	(5.22)	(4.99)	(0.18)	(0.79)	—	(0.97)	6.80	(39.92)	41,858	1.04	2.20	56
03/31/10	6.80	0.14	3.70	3.84	(0.24)	—	—	(0.24)	10.40	56.69	54,278	1.04	1.47	47

Large Cap Value Portfolio Class 3
03/31/06	11.63	0.13	1.26	1.39	(0.09)	(0.07)	—	(0.16)	12.86	12.00	85,913	1.20	1.14	39
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	—	(0.55)	14.24	15.06	189,817	1.15	1.23	34
03/31/08	14.24	0.20	(1.03)	(0.83)	(0.13)	(0.54)	—	(0.67)	12.74	(6.29)	253,167	1.14	1.42	37
03/31/09	12.74	0.22	(5.21)	(4.99)	(0.17)	(0.79)	—	(0.96)	6.79	(40.01)	196,450	1.14	2.18	56
03/31/10	6.79	0.13	3.70	3.83	(0.23)	—	—	(0.23)	10.39	56.63	257,747	1.14	1.37	47

Mid Cap Growth Portfolio Class 1
03/31/06	12.21	(0.02)	3.05	3.03	—	(0.42)	—	(0.42)	14.82	25.04	14,981	1.04	(0.18)	86
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	—	(1.03)	14.76	6.78	13,109	1.01	(0.23)	71
03/31/08	14.76	(0.04)	(0.10)	(0.14)	—	(1.41)	—	(1.41)	13.21	(2.17)	8,995	1.02	(0.27)	68
03/31/09	13.21	(0.02)	(5.05)	(5.07)	—	(1.70)	—	(1.70)	6.44	(38.07)	4,535	1.06	(0.20)	83
03/31/10	6.44	(0.01)	3.82	3.81	—	—	—	—	10.25	59.16	5,485	1.10	(0.14)	86

Mid Cap Growth Portfolio Class 2
03/31/06	12.12	(0.04)	3.04	3.00	—	(0.42)	—	(0.42)	14.70	24.98	96,349	1.19	(0.30)	86
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	—	(1.03)	14.60	6.55	92,566	1.16	(0.37)	71
03/31/08	14.60	(0.06)	(0.10)	(0.16)	—	(1.41)	—	(1.41)	13.03	(2.34)	74,517	1.17	(0.42)	68
03/31/09	13.03	(0.04)	(4.97)	(5.01)	—	(1.70)	—	(1.70)	6.32	(38.13)	32,613	1.21	(0.36)	83
03/31/10	6.32	(0.02)	3.74	3.72	—	—	—	—	10.04	58.86	41,985	1.25	(0.29)	86

Mid Cap Growth Portfolio Class 3
03/31/06	12.09	(0.05)	3.02	2.97	—	(0.42)	—	(0.42)	14.64	24.79	45,247	1.29	(0.38)	86
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	—	(1.03)	14.53	6.51	58,718	1.26	(0.46)	71
03/31/08	14.53	(0.08)	(0.09)	(0.17)	—	(1.41)	—	(1.41)	12.95	(2.42)	67,692	1.27	(0.51)	68
03/31/09	12.95	(0.05)	(4.94)	(4.99)	—	(1.70)	—	(1.70)	6.26	(38.23)	30,963	1.31	(0.45)	83
03/31/10	6.26	(0.03)	3.71	3.68	—	—	—	—	9.94	58.79	52,817	1.35	(0.38)	86

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.01	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.01	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.01	0.00

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net		Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets		net assets		turnover

Mid Cap Value Portfolio Class 1
03/31/06	$17.74	$0.17	$2.60	$2.77	$(0.11)	$(1.16)	$—	$(1.27)	$19.24	15.99%	$17,245	1.02%		0.92%		46%
03/31/07	19.24	0.16	2.59	2.75	(0.14)	(1.89)	—	(2.03)	19.96	14.73	16,234	0.97		0.83		46
03/31/08	19.96	0.16	(2.65)	(2.49)	(0.15)	(1.79)	—	(1.94)	15.53	(13.50)	10,716	0.99	(2)	0.84	(2)	61
03/31/09	15.53	0.17	(6.19)	(6.02)	(0.17)	(1.85)	—	(2.02)	7.49	(39.41)	4,583	1.01	(2)	1.30	(2)	78
03/31/10	7.49	0.09	4.46	4.55	(0.17)	—	—	(0.17)	11.87	61.00	5,063	1.07	(2)	0.81	(2)	85

Mid Cap Value Portfolio Class 2
03/31/06	17.70	0.14	2.60	2.74	(0.09)	(1.16)	—	(1.25)	19.19	15.82	124,641	1.17		0.77		46
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	—	(2.00)	19.89	14.50	127,417	1.12		0.68		46
03/31/08	19.89	0.13	(2.64)	(2.51)	(0.12)	(1.79)	—	(1.91)	15.47	(13.64)	84,364	1.14	(2)	0.68	(2)	61
03/31/09	15.47	0.15	(6.16)	(6.01)	(0.14)	(1.85)	—	(1.99)	7.47	(39.48)	36,150	1.16	(2)	1.15	(2)	78
03/31/10	7.47	0.08	4.44	4.52	(0.15)		—	(0.15)	11.84	60.74	47,120	1.22	(2)	0.66	(2)	85

Mid Cap Value Portfolio Class 3
03/31/06	17.67	0.12	2.60	2.72	(0.07)	(1.16)	—	(1.23)	19.16	15.74	54,833	1.27		0.69		46
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	—	(1.98)	19.86	14.43	70,308	1.22		0.59		46
03/31/08	19.86	0.11	(2.64)	(2.53)	(0.10)	(1.79)	—	(1.89)	15.44	(13.75)	100,286	1.24	(2)	0.63	(2)	61
03/31/09	15.44	0.13	(6.14)	(6.01)	(0.12)	(1.85)	—	(1.97)	7.46	(39.54)	60,672	1.27	(2)	1.12	(2)	78
03/31/10	7.46	0.07	4.43	4.50	(0.14)	—	—	(0.14)	11.82	60.53	91,984	1.32	(2)	0.56	(2)	85

Small Cap Portfolio Class 1
03/31/06	9.03	0.00	1.78	1.78	—	(0.08)	—	(0.08)	10.73	19.82	11,829	1.15	(1)(2)	0.01	(1)(2)	85
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	—	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153
03/31/08	10.97	0.01	(1.71)	(1.70)	—	(0.78)	—	(0.78)	8.49	(16.33)	6,140	1.09	(2)	0.11	(2)	126
03/31/09	8.49	0.01	(3.13)	(3.12)	—	(0.35)	—	(0.35)	5.02	(36.89)	3,032	1.07	(2)	0.19	(2)	313
03/31/10	5.02	(0.00)	3.15	3.15	(0.01)	—	—	(0.01)	8.16	62.77	3,201	1.02	(2)	(0.19	)(2)	143

Small Cap Portfolio Class 2
03/31/06	8.97	(0.01)	1.76	1.75	—	(0.08)	—	(0.08)	10.64	19.62	79,997	1.30	(1)(2)	(0.15	)(1)(2)	85
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	—	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153
03/31/08	10.85	0.00	(1.68)	(1.68)	—	(0.78)	—	(0.78)	8.39	(16.33)	54,909	1.24	(2)	(0.04	)(2)	126
03/31/09	8.39	0.00	(3.09)	(3.09)	—	(0.35)	—	(0.35)	4.95	(36.97)	25,718	1.22	(2)	0.03	(2)	313
03/31/10	4.95	(0.01)	3.09	3.08	—	—	—	—	8.03	62.22	36,964	1.17	(2)	(0.34	)(2)	143

Small Cap Portfolio Class 3
03/31/06	8.94	(0.02)	1.76	1.74	—	(0.08)	—	(0.08)	10.60	19.57	64,565	1.40	(1)(2)	(0.23	)(1)(2)	85
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	—	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153
03/31/08	10.80	(0.01)	(1.68)	(1.69)	—	(0.78)	—	(0.78)	8.33	(16.50)	127,947	1.34	(2)	(0.12	)(2)	126
03/31/09	8.33	0.00	(3.07)	(3.07)	—	(0.35)	—	(0.35)	4.91	(37.00)	100,009	1.31	(2)	0.04	(2)	313
03/31/10	4.91	(0.02)	3.07	3.05	—	—	—	—	7.96	62.12	147,596	1.27	(2)	(0.44	)(2)	143

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07

Small Cap Portfolio Class 1	0.02%	0.03%
Small Cap Portfolio Class 2	0.02	0.03
Small Cap Portfolio Class 3	0.02	0.03

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Mid Cap Value Class 1	—%	—%	0.00%	0.01%	0.02%
Mid Cap Value Class 2	—	—	0.00	0.01	0.02
Mid Cap Value Class 3	—	—	0.00	0.01	0.02
Small Cap Portfolio Class 1	0.00	0.03	0.02	0.02	0.00
Small Cap Portfolio Class 2	0.00	0.03	0.02	0.02	0.00
Small Cap Portfolio Class 3	0.00	0.03	0.02	0.02	0.00

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net		Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets		net assets		turnover

International Equity Portfolio Class 1
03/31/06	$8.52	$0.09	$2.11	$2.20	$(0.05)	$(0.14)	$—	$(0.19)	$10.53	25.99%	$12,326	1.30	%(1)	0.97	%(1)	71%
03/31/07	10.53	0.13	1.70	1.83	(0.06)	(0.39)	—	(0.45)	11.91	17.67	14,765	1.29	(1)(2)	1.16	(1)(2)	80
03/31/08	11.91	0.17	(0.58)	(0.41)	(0.11)	(0.71)	—	(0.82)	10.68	(4.33)	13,015	1.18	(2)	1.38	(2)	83
03/31/09	10.68	0.21	(5.04)	(4.83)	(0.21)	(0.67)	—	(0.88)	4.97	(45.96)	5,407	1.16	(2)	2.61	(2)	111
03/31/10	4.97	0.10	2.46	2.56	(0.13)	—	—	(0.13)	7.40	51.49	5,745	1.18	(2)	1.52	(2)	110

International Equity Portfolio Class 2
03/31/06	8.51	0.07	2.12	2.19	(0.04)	(0.14)	—	(0.18)	10.52	25.86	118,834	1.45	(1)	0.82	(1)	71
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	—	(0.44)	11.88	17.36	154,690	1.44	(1)(2)	1.01	(1)(2)	80
03/31/08	11.88	0.15	(0.57)	(0.42)	(0.09)	(0.71)	—	(0.80)	10.66	(4.37)	120,816	1.33	(2)	1.25	(2)	83
03/31/09	10.66	0.21	(5.04)	(4.83)	(0.19)	(0.67)	—	(0.86)	4.97	(46.01)	44,014	1.31	(2)	2.49	(2)	111
03/31/10	4.97	0.09	2.44	2.53	(0.11)	—	—	(0.11)	7.39	51.03	53,810	1.33	(2)	1.33	(2)	110

International Equity Portfolio Class 3
03/31/06	8.50	0.05	2.12	2.17	(0.03)	(0.14)	—	(0.17)	10.50	25.66	102,098	1.55	(1)	0.53	(1)	71
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	—	(0.43)	11.86	17.29	218,009	1.54	(1)(2)	0.80	(1)(2)	80
03/31/08	11.86	0.12	(0.56)	(0.44)	(0.08)	(0.71)	—	(0.79)	10.63	(4.55)	276,852	1.43	(2)	1.04	(2)	83
03/31/09	10.63	0.17	(4.99)	(4.82)	(0.18)	(0.67)	—	(0.85)	4.96	(46.05)	177,116	1.41	(2)	2.18	(2)	111
03/31/10	4.96	0.08	2.45	2.53	(0.11)	—	—	(0.11)	7.38	50.99	245,374	1.42	(2)	1.22	(2)	110

Diversified Fixed Income Portfolio Class 1
03/31/06	10.66	0.39	(0.24)	0.15	(0.34)	(0.05)	—	(0.39)	10.42	1.36 (3)	10,595	0.83		3.67		94
03/31/07	10.42	0.45	0.15	0.60	(0.33)	(0.00)	—	(0.33)	10.69	5.81	9,479	0.80		4.19		108
03/31/08	10.69	0.47	0.29	0.76	(0.36)	—	—	(0.36)	11.09	7.24	7,757	0.82		4.30		118
03/31/09	11.09	0.42	(0.50)	(0.08)	(0.43)	—	—	(0.43)	10.58	(0.73)	6,976	0.80		3.88		112
03/31/10	10.58	0.39	0.56	0.95	(0.40)	—	—	(0.40)	11.13	9.02	6,209	0.79		3.53		121

Diversified Fixed Income Portfolio Class 2
03/31/06	10.64	0.38	(0.25)	0.13	(0.32)	(0.05)	—	(0.37)	10.40	1.21 (3)	108,491	0.98		3.52		94
03/31/07	10.40	0.42	0.16	0.58	(0.31)	(0.00)	—	(0.31)	10.67	5.66	101,549	0.95		4.05		108
03/31/08	10.67	0.45	0.30	0.75	(0.35)	—	—	(0.35)	11.07	7.10	114,521	0.97		4.13		118
03/31/09	11.07	0.41	(0.51)	(0.10)	(0.41)	—	—	(0.41)	10.56	(0.88)	84,864	0.95		3.73		112
03/31/10	10.56	0.37	0.56	0.93	(0.38)	—	—	(0.38)	11.11	8.88	78,449	0.94		3.38		121

Diversified Fixed Income Portfolio Class 3
03/31/06	10.62	0.35	(0.23)	0.12	(0.31)	(0.05)	—	(0.36)	10.38	1.11 (3)	72,452	1.08		3.44		94
03/31/07	10.38	0.40	0.17	0.57	(0.30)	(0.00)	—	(0.30)	10.65	5.57	123,975	1.05		3.96		108
03/31/08	10.65	0.43	0.30	0.73	(0.34)	—	—	(0.34)	11.04	6.92	202,406	1.07		4.01		118
03/31/09	11.04	0.39	(0.50)	(0.11)	(0.40)	—	—	(0.40)	10.53	(0.98)	200,107	1.05		3.63		112
03/31/10	10.53	0.35	0.57	0.92	(0.37)	—	—	(0.37)	11.08	8.80	278,496	1.04		3.26		121

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07

International Equity Portfolio Class 1	0.03%	(0.04)%
International Equity Portfolio Class 2	0.03	(0.04)
International Equity Portfolio Class 3	0.03	(0.05)

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10

International Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
International Equity Portfolio Class 2	0.00	0.00	0.00	0.00
International Equity Portfolio Class 3	0.00	0.00	0.00	0.00

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net		Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets		net assets		turnover

Real Return Portfolio Class 3
03/31/06	$9.66	$0.48	$0.23	$0.71	$(0.29)	$(0.01)	$—	$(0.30)	$10.07	7.45%	$48,116	1.47	%(1)(2)	4.59	%(1)(2)	42%
03/31/07	10.07	0.52	0.29	0.81	(0.38)	(0.01)	—	(0.39)	10.49	8.07	97,104	1.21	(2)	5.21	(2)	91
03/31/08	10.49	0.57	(0.59)	(0.02)	(0.53)	(0.06)	—	(0.59)	9.88	(0.29)	130,564	1.26	(2)	5.59	(2)	102
03/31/09	9.88	0.57	(1.80)	(1.23)	(0.61)	—	—	(0.61)	8.04	(12.14)	113,134	1.21		6.35		102
03/31/10	8.04	0.44	1.46	1.90	(0.53)	—	—	(0.53)	9.41	23.78	149,501	1.22	(4)	4.83	(4)	204

Cash Management Portfolio Class 1
03/31/06	10.86	0.35	(0.01)	0.34	(0.13)	—	—	(0.13)	11.07	3.13	4,927	0.63	(1)(2)	3.11	(1)(2)	—
03/31/07	11.07	0.52	0.01	0.53	(0.29)	(0.00)	—	(0.29)	11.31	4.79 (3)	6,967	0.56		4.68		—
03/31/08	11.31	0.50	(0.10)	0.40	(0.48)	—	—	(0.48)	11.23	3.56	9,459	0.56		4.40		—
03/31/09	11.23	0.18	(0.10)	0.08	(0.29)	(0.00)	—	(0.29)	11.02	0.68	7,354	0.54		1.58		—
03/31/10	11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54		(0.21)		—

Cash Management Portfolio Class 2
03/31/06	10.84	0.33	(0.01)	0.32	(0.11)	—	—	(0.11)	11.05	2.98	38,397	0.78	(1)(2)	2.93	(1)(2)	—
03/31/07	11.05	0.51	0.00	0.51	(0.27)	(0.00)	—	(0.27)	11.29	4.64 (3)	51,617	0.70		4.55		—
03/31/08	11.29	0.48	(0.10)	0.38	(0.46)	—	—	(0.46)	11.21	3.41	65,845	0.71		4.25		—
03/31/09	11.21	0.14	(0.08)	0.06	(0.27)	(0.00)	—	(0.27)	11.00	0.53	90,514	0.69		1.30		—
03/31/10	11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69		(0.36)		—

Cash Management Portfolio Class 3
03/31/06	10.83	0.32	(0.01)	0.31	(0.10)	—	—	(0.10)	11.04	2.88	21,357	0.87	(1)(2)	2.95	(1)(2)	—
03/31/07	11.04	0.49	0.01	0.50	(0.26)	(0.00)	—	(0.26)	11.28	4.55 (3)	49,737	0.81		4.46		—
03/31/08	11.28	0.49	(0.12)	0.37	(0.45)	—	—	(0.45)	11.20	3.32	53,210	0.81		4.27		—
03/31/09	11.20	0.12	(0.07)	0.05	(0.26)	(0.00)	—	(0.26)	10.99	0.43	102,201	0.79		1.15		—
03/31/10	10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79		(0.47)		—

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/06

Real Return Portfolio Class 3	(0.09)%
Cash Management Portfolio Class 1	0.03
Cash Management Portfolio Class 2	0.03
Cash Management Portfolio Class 3	0.03

(2)	Gross of Custody Credits of 0.01%

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

(4)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/10

Real Return Portfolio Class 3	0.00%

 Financial Highlights

			Net		Dividends										Ratio of
			realized &		declared	Dividends			Net			Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset			Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total		period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	assets(2)		net assets(2)		turnover

Focus Growth Portfolio Class 1
03/31/06	$7.60	$(0.05)	$1.55	$1.50	$—	$—	$—	$—	$9.10	19.74%		$7,907	1.17	%(1)	(0.59	)%(1)	102%
03/31/07	9.10	(0.03)	0.05	0.02	—	—	—	—	9.12	0.22		4,423	1.11	(1)(3)	(0.30	)(1)(3)	120
03/31/08	9.12	(0.04)	0.34	0.30	—	—	—	—	9.42	3.29		3,387	1.13		(0.35)		126
03/31/09	9.42	(0.01)	(3.40)	(3.41)	—	(0.55)	—	(0.55)	5.46	(36.10	)(4)	1,960	1.15		(0.20)		263
03/31/10	5.46	(0.02)	2.80	2.78	—	—	—	—	8.24	50.92		2,156	1.18		(0.31)		104

Focus Growth Portfolio Class 2
03/31/06	7.55	(0.06)	1.54	1.48	—	—	—	—	9.03	19.60		73,281	1.32	(1)	(0.74	)(1)	102
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—	—	9.03	0.00		62,866	1.25	(1)(3)	(0.48	)(1)(3)	120
03/31/08	9.03	(0.05)	0.34	0.29	—	—	—	—	9.32	3.21		58,266	1.29		(0.50)		126
03/31/09	9.32	(0.03)	(3.36)	(3.39)	—	(0.55)	—	(0.55)	5.38	(36.28	)(4)	27,693	1.30		(0.35)		263
03/31/10	5.38	(0.03)	2.77	2.74	—	—	—	—	8.12	50.93		31,689	1.33		(0.47)		104

Focus Growth Portfolio Class 3
03/31/06	7.53	(0.07)	1.54	1.47	—	—	—	—	9.00	19.52		39,589	1.41	(1)	(0.81	)(1)	102
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—	—	8.99	(0.11)		52,391	1.35	(1)(3)	(0.59	)(1)(3)	120
03/31/08	8.99	(0.06)	0.34	0.28	—	—	—	—	9.27	3.11		54,728	1.39		(0.61)		126
03/31/09	9.27	(0.03)	(3.35)	(3.38)	—	(0.55)	—	(0.55)	5.34	(36.37	)(4)	30,075	1.40		(0.45)		263
03/31/10	5.34	(0.04)	2.75	2.71	—	—	—	—	8.05	50.75		41,988	1.43		(0.58)		104

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07

Focus Growth Portfolio Class 1	(0.03)%	0.00%
Focus Growth Portfolio Class 2	(0.03)	0.00
Focus Growth Portfolio Class 3	(0.03)	0.00

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Focus Growth Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.01%
Focus Growth Portfolio Class 2	0.00	0.01	0.01	0.01	0.01
Focus Growth Portfolio Class 3	0.00	0.01	0.01	0.01	0.01

(3)	Gross of custody credit of 0.01%.

(4)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

 Financial Highlights

			Net		Dividends										Ratio of
			realized &		declared	Dividends			Net			Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset			Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total		period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	assets		net assets		turnover

Focus TechNet Portfolio Class 2
03/31/06	$5.02	$(0.08)	$1.48	$1.40	$—	$—	$—	$—	$6.42	27.89%		$36,331	1.65	%(1)	(1.31	)%(1)	116%
03/31/07	6.42	(0.08)	(0.03)	(0.11)	—	(0.21)	—	(0.21)	6.10	(1.76)		24,613	1.65	(1)	(1.37	)(1)	81
03/31/08	6.10	(0.09)	(0.26)	(0.35)	—	—	—	—	5.75	(5.74)		20,978	1.59	(1)(2)	(1.31	)(1)(2)	156
03/31/09	5.75	(0.06)	(1.71)	(1.77)	—	(0.60)	—	(0.60)	3.38	(29.86)		9,713	1.50	(1)(2)	(1.27	)(1)(2)	115
03/31/10	3.38	(0.05)	1.95	1.90	—	—	—	—	5.28	56.21		14,366	1.50	(1)(2)	(1.21	)(1)(2)	81

Focus TechNet Portfolio Class 3
03/31/06	5.01	(0.08)	1.47	1.39	—	—	—	—	6.40	27.74		19,386	1.75	(1)	(1.41	)(1)	116
03/31/07	6.40	(0.09)	(0.03)	(0.12)	—	(0.21)	—	(0.21)	6.07	(1.92)		18,436	1.75	(1)	(1.47	)(1)	81
03/31/08	6.07	(0.09)	(0.26)	(0.35)	—	—	—	—	5.72	(5.77)		19,501	1.68	(1)(2)	(1.40	)(1)(2)	156
03/31/09	5.72	(0.07)	(1.70)	(1.77)	—	(0.60)	—	(0.60)	3.35	(30.04)		9,966	1.60	(1)(2)	(1.37	)(1)(2)	115
03/31/10	3.35	(0.06)	1.95	1.89	—	—	—	—	5.24	56.42		17,063	1.60	(1)(2)	(1.30	)(1)(2)	81

Focus Growth and Income Portfolio Class 2
03/31/06	9.33	0.09	1.21	1.30	(0.02)	—	—	(0.02)	10.61	13.96		48,297	1.42	(1)	0.94	(1)	164
03/31/07	10.61	0.06	1.49	1.55	(0.10)	(0.55)	—	(0.65)	11.51	14.68		52,060	1.30	(1)	0.58	(1)	151
03/31/08	11.51	0.02	(0.98)	(0.96)	(0.06)	(1.59)	—	(1.65)	8.90	(10.66)		38,215	1.33	(2)	0.17	(2)	248
03/31/09	8.90	0.08	(3.37)	(3.29)	(0.03)	(1.20)	—	(1.23)	4.38	(38.17)		16,592	1.34	(2)	1.10	(2)	174
03/31/10	4.38	0.06	2.14	2.20	(0.09)	—	—	(0.09)	6.49	50.48		20,066	1.43	(2)	0.96	(2)	167

Focus Growth and Income Portfolio Class 3
03/31/06	9.30	0.08	1.21	1.29	(0.01)	—	—	(0.01)	10.58	13.90		27,151	1.52	(1)	0.85	(1)	164
03/31/07	10.58	0.05	1.49	1.54	(0.09)	(0.55)	—	(0.64)	11.48	14.63		34,685	1.39	(1)	0.47	(1)	151
03/31/08	11.48	0.01	(0.97)	(0.96)	(0.05)	(1.59)	—	(1.64)	8.88	(10.68)		32,826	1.43	(2)	0.06	(2)	248
03/31/09	8.88	0.08	(3.37)	(3.29)	(0.02)	(1.20)	—	(1.22)	4.37	(38.23)		14,952	1.44	(2)	1.03	(2)	174
03/31/10	4.37	0.05	2.14	2.19	(0.09)	—	—	(0.09)	6.47	50.20		19,476	1.53	(2)	0.84	(2)	167

Focus Value Portfolio Class 2
03/31/06	13.83	0.06	1.97	2.03	(0.01)	(0.60)	—	(0.61)	15.25	14.92		73,413	1.39	(1)	0.45	(1)	152
03/31/07	15.25	0.17	2.83	3.00	(0.05)	(0.37)	—	(0.42)	17.83	19.78		86,877	1.27	(1)(2)	1.01	(1)(2)	70
03/31/08	17.83	0.23	(1.13)	(0.90)	(0.14)	(1.82)	—	(1.96)	14.97	(6.29	)(3)	69,468	1.27	(2)	1.28	(2)	87
03/31/09	14.97	0.17	(5.69)	(5.52)	(0.23)	(1.41)	—	(1.64)	7.81	(37.55)		29,670	1.28	(2)	1.42	(2)	106
03/31/10	7.81	0.21	3.90	4.11	(0.22)	—	—	(0.22)	11.70	52.88		34,754	1.30	(2)	1.91	(2)	53

Focus Value Portfolio Class 3
03/31/06	13.81	0.05	1.96	2.01	—	(0.60)	—	(0.60)	15.22	14.78		41,737	1.48	(1)	0.37	(1)	152
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	—	(0.41)	17.80	19.72		73,769	1.36	(1)(2)	0.91	(1)(2)	70
03/31/08	17.80	0.21	(1.12)	(0.91)	(0.13)	(1.82)	—	(1.95)	14.94	(6.38	)(3)	88,961	1.38	(2)	1.19	(2)	87
03/31/09	14.94	0.16	(5.67)	(5.51)	(0.22)	(1.41)	—	(1.63)	7.80	(37.58)		38,893	1.38	(2)	1.30	(2)	106
03/31/10	7.80	0.20	3.89	4.09	(0.21)	—	—	(0.21)	11.68	52.64		54,244	1.40	(2)	1.81	(2)	53

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10

Focus TechNet Portfolio Class 2	(0.06)%	0.06%	0.03%	0.16%	0.20%
Focus TechNet Portfolio Class 3	(0.07)	0.06	0.04	0.16	0.20
Focus Growth and Income Portfolio Class 2	(0.10)	0.00	—	—	—
Focus Growth and Income Portfolio Class 3	(0.10)	0.00	—	—	—
Focus Value Portfolio Class 2	(0.07)	0.00	—	—	—
Focus Value Portfolio Class 3	(0.07)	0.00	—	—	—

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10

Focus TechNet Portfolio Class 2	—%	0.01%	0.04%	0.01%
Focus TechNet Portfolio Class 3	—	0.01	0.04	0.01
Focus Growth and Income Portfolio Class 2	—	0.04	0.02	0.01
Focus Growth and Income Portfolio Class 3	—	0.05	0.02	0.01
Focus Value Portfolio Class 2	0.00	0.02	0.03	0.01
Focus Value Portfolio Class 3	0.00	0.02	0.03	0.01

(3)	The Portfolio’s performance figure was increased by 0.56% from gains realized on the disposal of investments in violation of investment restrictions.

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net		Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net		average net		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(2)		assets(2)		turnover

Allocation Growth Portfolio Class 3
03/31/06	$9.85	$0.02	$1.62	$1.64	$(0.05)	$(0.01)	$—	$(0.06)	$11.43	16.61%	$63,384	0.34	%(1)(3)	0.21	%(1)(3)	24%
03/31/07	11.43	0.04	1.26	1.30	—	(0.05)	—	(0.05)	12.68	11.36	180,221	0.14	(1)(4)	0.38	(1)(4)	9
03/31/08	12.68	0.16	(0.85)	(0.69)	(0.13)	(0.22)	—	(0.35)	11.64	(5.68)	195,554	0.16		0.52		19
03/31/09	11.64	0.10	(4.64)	(4.54)	(0.33)	(0.79)	—	(1.12)	5.98	(39.60)	103,756	0.16		1.06		21
03/31/10	5.98	0.08	3.09	3.17	(0.29)	—	—	(0.29)	8.86	53.32	135,514	0.17		1.03		6

Allocation Moderate Growth Portfolio Class 3
03/31/06	9.83	0.08	1.34	1.42	(0.09)	(0.01)	—	(0.10)	11.15	14.40	99,205	0.28	(3)	0.82	(3)	21
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	—	(0.04)	12.29	10.62	259,625	0.13	(1)(4)	0.89	(1)(4)	11
03/31/08	12.29	0.34	(0.80)	(0.46)	(0.12)	(0.16)	—	(0.28)	11.55	(3.98)	428,731	0.14	(4)	1.15	(4)	13
03/31/09	11.55	0.17	(4.14)	(3.97)	(0.21)	(0.33)	—	(0.54)	7.04	(34.57)	387,825	0.15		1.80		25
03/31/10	7.04	0.16	2.92	3.08	(0.28)	(0.01)	—	(0.29)	9.83	44.03	572,697	0.14		1.75		12

Allocation Moderate Portfolio Class 3
03/31/06	9.85	0.15	1.02	1.17	(0.11)	(0.03)	—	(0.14)	10.88	11.93	69,582	0.31	(1)(3)	1.12	(1)(3)	29
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	—	(0.05)	11.90	9.82	169,941	0.14	(1)(4)	1.38	(1)(4)	17
03/31/08	11.90	0.49	(0.75)	(0.26)	(0.15)	(0.21)	—	(0.36)	11.28	(2.46)	236,123	0.16		1.70		24
03/31/09	11.28	0.21	(3.55)	(3.34)	(0.27)	(0.41)	—	(0.68)	7.26	(29.78)	186,675	0.16		2.27		36
03/31/10	7.26	0.19	2.68	2.87	(0.32)	(0.02)	—	(0.34)	9.79	39.77	263,528	0.15		2.10		17

Allocation Balanced Portfolio Class 3
03/31/06	9.86	0.14	0.54	0.68	(0.14)	(0.09)	—	(0.23)	10.54	9.29	40,900	0.35	(1)(3)	1.42	(1)(3)	67
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	—	(0.09)	11.39	8.89	82,257	0.19	(1)(4)	1.66	(1)(4)	15
03/31/08	11.39	0.24	(0.32)	(0.08)	(0.15)	(0.15)	—	(0.30)	11.01	(0.81)	122,746	0.19		2.09		23
03/31/09	11.01	0.28	(2.95)	(2.67)	(0.21)	(0.24)	—	(0.45)	7.89	(24.29)	122,808	0.17		2.96		28
03/31/10	7.89	0.24	2.34	2.58	(0.32)	(0.09)	—	(0.41)	10.06	32.92	180,472	0.16		2.60		13

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07

Allocation Growth Portfolio Class 3	(0.05)%	0.00%
Allocation Moderate Growth Portfolio Class 3	—	0.00
Allocation Moderate Portfolio Class 3	(0.04)	0.00
Allocation Balanced Portfolio Class 3	0.00	0.02

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.

(3)	Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

(4)	Gross of Custody Credits of 0.01%

For More Information
Once available, the following documents will contain more information about the Portfolios and will be available free of charge upon request:
Annual/Semi-Annual Reports for the Portfolios. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.
Statement of Additional Information (SAI) for the Portfolios. Contains additional information about the Portfolios’ policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.
The Trust’s SAI and Annual/Semi-annual Reports are not available online as the Trust does not have its own website. You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.
Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http:// www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.
You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.
The Trust’s Investment Company Act File No: 811-7238

STATEMENT OF ADDITIONAL INFORMATION
SEASONS SERIES TRUST
July 28, 2010
Seasons Series Trust (the “Trust”), a Massachusetts business trust, is a registered open-end, management investment company currently consisting of 24 portfolios. This Statement of Additional Information (“SAI”) relates to the following portfolios:

	Class 1 Shares	Class 2 Shares	Class 3 Shares
Portfolio	Ticker Symbols	Ticker Symbols	Ticker Symbols
Allocation Balanced Portfolio	N/A	N/A	N/A
Allocation Growth Portfolio	N/A	N/A	N/A
Allocation Moderate Growth Portfolio	N/A	N/A	N/A
Allocation Moderate Portfolio	N/A	N/A	N/A
Asset Allocation: Diversified Growth Portfolio	SEAAA	SEAAB	N/A
Cash Management Portfolio	SECMA	SECMB	N/A
Diversified Fixed Income Portfolio	SEDFA	SEDFB	N/A
Focus Growth and Income Portfolio	N/A	SEFIA	N/A
Focus Growth Portfolio	SEFGA	SEFGB	N/A
Focus TechNet Portfolio	N/A	SEFTA	N/A
Focus Value Portfolio	N/A	SEFVA	N/A
International Equity Portfolio	SEIEA	SEIEB	N/A
Large Cap Composite Portfolio	SELCA	SELCB	N/A
Large Cap Growth Portfolio	SELGA	SELGB	N/A
Large Cap Value Portfolio	SELVA	SELVB	N/A
Mid Cap Growth Portfolio	SEMCA	SEMCB	N/A
Mid Cap Value Portfolio	SEMVA	SEMVB	N/A
Multi-Managed Growth Portfolio	SEMGA	SEMGB	N/A
Multi-Managed Income/Equity Portfolio	SEMEA	SEMEB	N/A
Multi-Managed Income Portfolio	SEMIA	SEMIB	N/A
Multi-Managed Moderate Growth Portfolio	SEMMA	SEMMB	N/A
Real Return Portfolio	N/A	N/A	N/A
Small Cap Portfolio	SESCA	SESCB	N/A
Stock Portfolio	SESTA	SESTB	N/A
This SAI is not a Prospectus, but should be read in conjunction with the current Prospectus (Class 1, Class 2 and/or Class 3) of the Trust dated July 28, 2010. This SAI expands upon and supplements the information contained in the current Prospectus of the Trust. The SAI incorporates the Prospectus by reference. The Trust’s audited financial statements are incorporated into this SAI by reference to its 2010 annual report to shareholders. You may request a copy of the Prospectus and/or annual report at no charge by calling (800) 445-SUN2 or writing the Trust at the address below. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.
P.O. Box 54299
Los Angeles, California 90054-0299
(800) 445-SUN2

1

THE TRUST
The Trust, organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts in the future. The Trust currently consists of twenty-four separate portfolios (each, a “Portfolio” and collectively, the “Portfolios”).
The Trust commenced operations on April 15, 1997 with the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Stock Portfolio and Asset Allocation: Diversified Growth Portfolio. On October 3, 1998, the Board of Trustees (the “Board”), including a majority of disinterested Trustees as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”) approved the creation of the Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, Diversified Fixed Income and Cash Management Portfolios. On May 23, 2000, the Board approved the creation of the Focus Growth Portfolio.
On May 23, 2000, the Board approved the creation of Class B shares and the renaming of all issued and outstanding shares as Class A shares. On August 27, 2002, the Board approved the creation of Class 3 shares and the renaming of Class A and Class B shares to Class 1 and Class 2, respectively. Class 1, Class 2 and Class 3 shares of each Portfolio are offered only in connection with certain variable contracts and variable life insurance policies (“variable contracts”). Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees, while Class 1 shares are not; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the plan adopted pursuant to Rule 12b-1 promulgated under the 1940 Act with respect to Class 2 and Class 3 shares (the “Class 2 Plan”, the “Class 3 Plan” and collectively, the “Plans”).
On November 29, 2000, the Board approved the creation of the Focus TechNet and Focus Growth and Income Portfolios. On August 21, 2001, the Board approved the creation of the Focus Value Portfolio. The Board may establish additional portfolios or classes in the future.
On September 29, 2004, the Board, including a majority of the Independent Trustees approved the creation of the Class 3 shares of the Allocation Growth Portfolio, the Allocation Moderate Growth Portfolio, the Allocation Moderate Portfolio, the Allocation Balanced Portfolio and the Real Return Portfolio (formerly, Strategic Fixed Income Portfolio). The Allocation Growth Portfolio, Allocation Moderate Growth Portfolio, Allocation Moderate Portfolio and Allocation Balanced Portfolio are collectively referred to as the “Seasons Managed Allocation Portfolios”. Each Seasons Managed Allocation Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (such underlying portfolios collectively referred to as the “Underlying Portfolios”).

2

On November 5, 2009, the Board approved changes to the Strategic Fixed Income Portfolio’s name and investment policy. Effective January 19, 2010 the Portfolio changed its name to the “Real Return Portfolio” and changed its investment goal and its principal investment strategy.
Shares of the Portfolios are held by separate accounts of SunAmerica Annuity and Life Assurance Company (formerly, AIG SunAmerica Life Assurance Company and Anchor National Life Insurance Company), an Arizona life insurance company, and First SunAmerica Life Insurance Company, a New York life insurance company (collectively referred to as the “Life Companies.”. The Life Companies are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation wholly-owned by American International Group, Inc. (“AIG”), a Delaware corporation. The Life Companies may issue variable life contracts that also will use the Trust as the underlying investment. The offering of Trust shares to variable annuity and variable life separate accounts is referred to as “mixed funding.” It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Trust simultaneously. Although neither the Life Companies nor the Trust currently foresees such disadvantages either to variable annuity or variable life contract owners, the Board of the Trust will monitor events in order to identify any material conflicts to determine what action, if any, should be taken in response thereto. Shares of the Trust may be offered to separate accounts of other life insurance companies that are affiliates of the Life Companies.
SunAmerica Asset Management Corp. (“SAAMCo” or “Adviser”), an indirect, wholly-owned subsidiary of the SunAmerica Life Insurance Company, serves as investment adviser for each Portfolio. As described in the Prospectus, SAAMCo may retain subadvisers (each, a “Manager” and together with SAAMCo, the “Managers”) to assist in the management of one or more Portfolios.
INVESTMENT GOALS AND POLICIES
The investment goal and principal investment strategy for each of the Portfolios, along with certain types of investments the Portfolios make under normal market conditions and for efficient portfolio management, are described under “Trust Highlights” and “More Information About the Portfolios — Investment Strategies” in the Prospectus. The following charts and information supplement the information contained in the Prospectus and also provides information concerning investments the Portfolios make on a periodic basis which includes infrequent investments or investments in which the Portfolios reserve the right to invest. We have also included a supplemental glossary to define investment and risk terminologies used in the charts herein that do not otherwise appear in the Prospectus under the section entitled “Glossary.” In addition, the supplemental glossary also provides additional and/or more detailed information about certain investment and risk terminologies that appears in the Prospectus under the section entitled “Glossary.” Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. We will notify the shareholders at least 60 days prior to any change to a Portfolio’s investment objective or 80% investment policy, if applicable. “Net assets” will take into account borrowing for investment purposes.

3

Seasons Portfolios

Managed Components
	Aggressive Growth	Growth	Balanced
	component	component	component

In what other types of investments may the Managed Component periodically invest?
•     Borrowing
•     Equity swaps
•     Floating rate obligations
•     Forward foreign currency exchange contracts
•     Hybrid instruments
•     Illiquid securities
(up to 15% of net assets)
•     Inverse floaters
•     Reverse repurchase agreements
•     Roll transactions
•     Short sales
•     Standby commitments
•     U.S. Treasury inflation protection securities
•     Variable rate demand notes
•     Warrants
•     When-issued and delayed-delivery securities

•     Bank obligations
•     Borrowing
•     Corporate debt obligations
•     Derivatives
•     Equity swaps
•     Floating rate obligations
•     Forward foreign currency exchange contracts
•     Hybrid instruments
•     Illiquid securities
(up to 15% of net assets)
•     Inverse floaters
•     Loan participations and assignments
•     Reverse repurchase agreements
•     Roll transactions
•     Short sales
•     Standby commitments
•     U.S. Treasury inflation protection securities
•     Variable rate demand notes
•     Warrants
•     When-issued and delayed-delivery securities

•     Borrowing
•     Equity swaps
•     Floating rate obligations
•     Forward foreign currency exchange contracts
•     Illiquid securities
(up to 15% of net assets)
•     Inverse floaters
•     Reverse repurchase agreements
•     Roll transactions
•     Short sales
•     Standby commitments
•     U.S. Treasury inflation protection securities
•     Variable rate demand notes
•     Warrants
•     When-issued and delayed-delivery securities

What other types of risk may potentially or periodically affect the Portfolio/Managed Component?	• Illiquidity risk • Short sales risk	• Derivatives risk • Illiquidity risk • Short sales risk	• Illiquidity risk • Short sales risk

4

Seasons Portfolios (continued)

Managed Component
	Fixed Income	Asset Allocation:
	component	Diversified Growth Portfolio	Stock Portfolio

In what other types of investments may the Portfolio/Managed Component periodically invest?
•     ADRs/EDRs/GDRs
•     Borrowing
•     Credit default swaps (up to 5%)
•     Extendible commercial notes (ECNs)
•     Floating rate obligations
•     Hybrid instruments
•     Illiquid securities
(up to 15% of net assets)
•     Inverse floaters
•     Loan participations and assignments
•     Reverse repurchase agreements
•     Standby commitments
•     Variable amount master demand notes
•     Variable rate demand notes
•     Warrants

•     Borrowing
•     ECNs
•     Equity swaps
•     Exchange traded futures on swaps
(up to 5% of total assets)
•     Floating rate obligations
•     Forward foreign currency exchange contracts
•     Illiquid securities
(up to 15% of net assets)
•     Interest rate swaps
(up to 5% of total assets)
•     IPO investing
•     Loan participations and assignments
•     Roll transactions
•     Short sales
•     Standby commitments
•     U.S. Treasury inflation protection securities
•     Variable amount master demand notes
•     Variable rate demand notes
•     Warrants
•     When-issued and delayed-delivery securities

•     Borrowing
•     Forward foreign currency exchange contracts
•     Illiquid securities
(up to 15% of net assets)
•     IPO investing
•     Short sales
•     U.S. Treasury inflation protection securities
•     When-issued and delayed-delivery securities

What other types of risk may potentially or periodically affect the Portfolio/Managed Component?	• Illiquidity risk	• Currency volatility • IPO investing risk • Illiquidity risk • Short sales risk • Unseasoned companies risk	• Currency volatility risk • IPO investing risk • Illiquidity risk • Credit quality risk • Interest rate fluctuations risk • Prepayment risk • Short sales risk • Unseasoned companies risk

5

Seasons Select Portfolios

	Large Cap Growth	Large Cap Composite	Large Cap Value
	Portfolio	Portfolio	Portfolio

In what other types of investments may the Portfolio periodically invest?
•     Bank obligations
•     Borrowing
•     Corporate debt obligations
•     ECNs
•     Equity swaps
•     Floating rate obligations
•     Forward foreign currency exchange contracts
•     Inverse floaters
•     IPO investing
•     Loan participations and assignments
•     PFICs
•     Reverse repurchase agreements
•     Roll transactions
•     Short sales
•     Standby commitments
•     U.S. Treasury inflation protection securities
•     Variable amount master demand notes
•     Variable rate demand notes
•     Warrants
•     When-issued and delayed-delivery securities

•     Borrowing
•     ECNs
•     Equity swaps
•     Floating rate obligations
•     Forward foreign currency exchange contracts
•     Illiquid securities
(up to 15% of net assets)
•     Inverse floaters
•     IPO investing
•     Loan participations and assignments
•     Reverse repurchase agreements
•     Roll transactions
•     Short sales
•     Standby commitments
•     U.S. Treasury inflation protection securities
•     Variable amount master demand notes
•     Variable rate demand notes
•     Warrants
•     When-issued and delayed-delivery securities

•     Borrowing
•     ECNs
•     Equity swaps
•     Floating rate obligations
•     Forward foreign currency exchange contracts
•     Illiquid securities
(up to 15% of net assets)
•     Inverse floaters
•     IPO investing
•     Loan participations and assignments
•     PFICs
•     Reverse repurchase agreements
•     Roll transactions
•     Short sales
•     Standby commitments
•     U.S. Treasury inflation protection securities
•     Variable amount master demand notes
•     Variable rate demand notes
•     Warrants
•     When-issued and delayed-delivery securities

What other types of risk may potentially or periodically affect the Portfolio?	• Active trading risk • Currency volatility risk • IPO investing risk • Short sales risk	• Currency volatility risk • IPO investing risk • Illiquidity risk • Interest rate fluctuations risk • Prepayment risk • Short sales risk • Unseasoned companies risk
•     Active trading risk
•     Credit quality risk
•     Currency volatility risk
•     IPO investing risk
•     Illiquidity risk
•     Interest rate fluctuations risk
•     Prepayment
•     Short sales risk
•     Unseasoned companies risk

6

Seasons Select Portfolios (continued)

	Mid Cap Growth	Mid Cap Value	Small Cap
	Portfolio	Portfolio	Portfolio

In what other types of investments may the Portfolio periodically invest?
•     Borrowing
•     ECNs
•     Equity swaps
•     Floating rate obligations
•     Forward foreign currency exchange contracts
•     Illiquid securities
(up to 15% of net assets)
•     Inverse floaters
•     IPO investing
•     Loan participations and assignments
•     Reverse repurchase agreements
•     Roll transactions
•     Short sales
•     Standby commitments
•     U.S. Treasury inflation protection securities
•     Unseasoned companies
•     Variable amount master demand notes
•     Variable rate demand notes
•     When-issued and delayed-delivery securities

•     Bank obligations
•     Borrowing
•     Corporate debt obligations
•     Defensive instruments
•     ECNs
•     Equity swaps
•     Forward foreign currency exchange contracts
•     IPO investing
•     PFICs
•     Roll transactions
•     Short sales
•     U.S. Treasury inflation protection securities
•     Warrants
•     When-issued and delayed-delivery securities

•     Borrowing
•     Defensive instruments
•     Forward foreign currency exchange contracts
•     Illiquid securities
(up to 15% of net assets)
•     IPO investing
•     Roll transactions
•     Short sales
•     U.S. Treasury inflation protection securities
•     Warrants
•     When-issued and delayed-delivery securities

What other types of risk may potentially or periodically affect the Portfolio?	• Active trading risk • Credit quality risk • Currency volatility risk • IPO investing risk • Illiquidity risk • Prepayment risk • Short sales risk • Unseasoned companies risk	• IPO investing risk • Short sales risk	• Currency volatility risk • IPO investing risk • Illiquidity risk • Short sales risk

7

Seasons Select Portfolios (continued)

	International Equity	Diversified Fixed Income	Real Return	Cash Management
	Portfolio	Portfolio	Portfolio	Portfolio

In what other types of investments may the Portfolio periodically invest?
•     Bank obligations
•     Borrowing
•     Corporate debt obligations
•     Defensive instruments
•     Equity swaps
•     Floating rate obligations
•     Illiquid securities
(up to 15% of net assets)
•     IPO investing
•     Loan participations and assignments
•     Reverse repurchase agreements
•     Roll transactions
•     Short sales
•     Standby commitments
•     U.S. Treasury inflation protection securities
•     Warrants
•     When-issued and delayed-delivery securities

•     U.S. Treasury inflation protection securities
•     Loan participations and assignments
•     Short sales
•     Inverse floaters
•     Floating rate obligations
•     When-issued and delayed-delivery securities
•     Equity swaps
•     Borrowing
•     Variable rate demand notes
•     Reverse repurchase agreements
•     Roll transactions
•     Standby commitments
•     Warrants
•     Forward foreign currency exchange contracts
•     ECNs
•     Portfolio trading
•     Illiquid securities
(up to 15% of net assets)

•     Asset-backed securities
•     Commercial mortgage-backed securities
•     Credit default swaps
•     Illiquid securities
(up to 15% of net assets)
•     Junk bonds
•     Mortgage-backed securities
•     Pass-through securities
•     Registered investment companies
•     Standby commitments
•     U.S. government securities
•     Variable rate demand notes
•     When-issued and delayed delivery securities

•     Borrowing
(up to 5%)
•     Floating rate obligations
•     Illiquid securities
(up to 5% of net assets)
•     Registered investment companies
•     Reverse repurchase agreements
•     Standby commitments
•     Variable amount master demand notes
•     Variable rate demand notes
•     When-issued and delayed-delivery securities

What other types of risk may potentially or periodically affect the Portfolio?	• IPO investing risk • Illiquidity risk	• Currency volatility risk • Illiquidity risk	• Illiquidity risk • Asset-backed securities risk • Risk of investing in junk bonds	• Credit quality risk

8

Seasons Focused Portfolios

	Focus Growth	Focus TechNet	Focus Growth and	Focus Value
	Portfolio	Portfolio	Income Portfolio	Portfolio

In what other types of investments may the Portfolio periodically invest?
•     ADRs/EDRs/GDRs
•     Borrowing
•     ECNs
•     Equity swaps
•     Floating rate obligations
•     Illiquid securities
(up to 15% of net assets)
•     IPO investing
•     Loan participations and assignments
•     Reverse repurchase agreements
•     Short sales
•     U.S government securities
•     U.S. Treasury inflation protection securities
•     Variable amount master demand notes
•     Variable rate demand notes
•     When-issued and delayed-delivery securities

•     ADRs/EDRs/GDRs
•     Borrowing.
•     Equity swaps
•     Illiquid securities
(up to 15% of net assets)
•     IPO investing
•     Loan participations and assignments
•     Reverse repurchase agreements
•     Short sales
•     Standby commitments
•     U.S. Treasury inflation protection securities
•     Variable amount master demand notes
•     When-issued and delayed-delivery securities

•     ADRs/EDRs/GDRs
•     Borrowing
•     ECNs
•     Equity swaps
•     Floating rate obligations
•     Illiquid securities
(up to 15% of net assets)
•     IPO investing
•     Loan participations and assignments
•     Reverse repurchase agreements
•     Short sales
•     Standby commitments
•     U.S. government securities
•     U.S. Treasury inflation protection securities
•     Variable amount master demand notes
•     Variable rate demand notes
•     When-issued and delayed-delivery securities

•     Borrowing
•     Derivatives
•     Equity swaps
•     Floating rate obligations
•     Illiquid securities
(up to 15% of net assets)
•     Inverse Floaters
•     IPO investing
•     Loan participations and assignments
•     Repurchase agreements
•     Reverse repurchase agreements
•     Short sales
•     Standby commitments
•     U.S. government securities
•     U.S. Treasury inflation protection securities
•     Unseasoned companies
•     Variable amount rate demand notes
•     When-issued and delayed-delivery securities

What other types of risk may potentially or periodically affect the Portfolio?	• Currency volatility risk • IPO investing risk • Illiquidity risk • U.S. government obligations risk • Unseasoned companies risk	• Illiquidity risk • IPO investing risk • Unseasoned companies risk	• Currency volatility risk • Emerging markets risk • IPO investing risk • Illiquidity risk • U.S. government obligations risk • Unseasoned companies risk	• IPO investing risk • Illiquidity risk • U.S. government obligations risk • Unseasoned companies risk

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SUPPLEMENTAL GLOSSARY
Although the Seasons Managed Allocation Portfolios may not engage directly in the investment practices described below, they may indirectly engage in such practices through the purchase of shares of the Underlying Portfolios.
Asset-Backed Securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered. One example of an asset-backed security is a structured investment vehicle (SIV). A SIV is an investment vehicle which buys high rated, long-dated assets using funding from a combination of commercial paper, medium-term notes and capital notes.
Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.
Instruments backed by pools of receivables may be subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Portfolio must reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Portfolio’s ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.
Borrowing. As a matter of fundamental policy each Portfolio is authorized to borrow up to 33 1/3% (and the Cash Management Portfolio up to 5%) of its total assets for temporary or emergency purposes.
To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. This practice may help increase the net asset value of the assets allocated to these Portfolios in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing increase. In the event the return on an investment of borrowed monies does not fully recover the costs of such borrowing, the value of the Portfolio’s assets would be reduced by a greater amount than would otherwise be the case. The effect of leverage will therefore tend to magnify the gains or losses to the Portfolio as a result of investing the borrowed monies. During periods of substantial borrowings, the value of the Portfolio’s assets would be reduced due to the added expense of interest on borrowed monies. Each of such Portfolios is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets); provided that, with respect to the Multi-Managed Seasons Portfolios such limitation will be calculated with respect to the net assets allocated to the Aggressive Growth component of such Multi-Managed Seasons Portfolio. The time and extent to which

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the component or Portfolios may employ leverage will be determined by the respective Manager in light of changing facts and circumstances, including general economic and market conditions, and will be subject to applicable lending regulations of the Board of Governors of the Federal Reserve Board.
Any such borrowing will be made pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Portfolio’s assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Portfolio’s assets, so computed, should fail to meet the 300% asset coverage requirement, the Portfolio is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Portfolio’s assets fluctuate in value, but borrowing obligations are fixed when the Portfolio has outstanding borrowings, the net asset value per share of a Portfolio correspondingly will tend to increase and decrease more when the Portfolio’s assets increase or decrease in value than would otherwise be the case. A Portfolio’s policy regarding use of leverage is a fundamental policy, which may not be changed without approval of the shareholders of the Portfolio.
Currency Volatility. The value of a Portfolio’s foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar denominated securities.
Defensive instruments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.
Derivatives. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, swaps, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over-the-counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.
Fixed Income Securities. Certain Portfolios may invest in fixed income securities. Debt securities are considered high-quality if they are rated at least Aa by Moody’s Investor Service (“Moody’s”) or its equivalent by any other nationally rated statistical rating organization (“NRSRO”) or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa3 by Moody’s or BBB- by Standard & Poor’s Rating Services, a Division of The McGraw-Hill Companies, Inc. (“S&P”) or their equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium and lower-quality securities rated, for example, Ba and B by Moody’s or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Managers will not necessarily dispose of an investment grade security that has been downgraded to below investment grade. See the sections in the Appendix regarding bond fund and commercial paper ratings and for a description of each rating category and a more complete description of lower-medium and lower-quality debt securities and their risks.
The maturity of debt securities may be considered long- (ten plus years), intermediate- (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

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Lower Rated Fixed Income Securities. Certain Portfolios may invest in below investment grade debt securities. Issuers of lower rated or non-rated securities (“high yield” securities, commonly known as “junk bonds”) may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.
Lower rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Portfolio and dividends to shareholders.
A Portfolio may have difficulty disposing of certain lower rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Portfolio’s ability to dispose of particular issues when necessary to meet a Portfolio’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer.
Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower rated securities are likely to adversely affect a Portfolio’s net asset value. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.
Finally, there are risks involved in applying credit ratings as a method for evaluating lower rated fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower rated fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Adviser or a Manager will monitor the issuers of lower rated fixed income securities in a Portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities’ liquidity within the parameters of the Portfolio’s investment policies. A Manager will not necessarily dispose of a Portfolio’s security when its ratings have been changed.
Investments in already defaulted securities pose an additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery of a Portfolio’s initial investment and any anticipated income or appreciation is uncertain. In addition, a Portfolio may incur additional expenses to the extent that they are required to seek recovery relating to the default in the payment of principal or interest on such securities or otherwise protect their interests. A Portfolio may be required to liquidate other portfolio securities to satisfy annual distribution obligations of a Portfolio in respect of accrued interest income on securities which are subsequently written off, even though such Portfolio has not received any cash payments of such interest.
Municipal Securities. Fixed income securities include, among other things, municipal securities which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax (“Municipal Securities”). Municipal Securities include debt securities which pay interest income that is subject to the alternative minimum tax. A Portfolio may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities. Municipal securities include residual interest bonds, which are bonds created by dividing the income stream of an underlying municipal bond in two parts, a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The

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market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.
Floating Rate Obligations have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Manager considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.
Foreign Securities. Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. Each Portfolio, other than the Cash Management Portfolio, is authorized to invest in foreign securities. A Portfolio may purchase securities issued by issuers in any country.
Foreign securities, include among other things, American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The Portfolios may invest in non-US dollar denominated securities of foreign companies. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the U.S. can reduce costs and delays as well as potential currency exchange and other difficulties. The Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Trust’s custodian in three days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the U.S. as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a Portfolio’s investment policies, the Portfolio’s investments in these types of securities will be deemed to be investments in the underlying securities. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. Each Portfolio, other than the Cash Management Portfolio, also may invest in securities denominated in European Currency Units (“ECUs”). An ECU is a “basket” consisting of specified amounts of currencies of certain of the twelve member states of the European Community. In addition, each Portfolio, other than the Cash Management Portfolio, may invest in securities denominated in other currency “baskets.”
Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than the U.S.; increased possibilities in some countries of expropriation, confiscatory

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taxation, political, financial or social instability or adverse diplomatic developments; the imposition of foreign taxes on investment income derived from such countries; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can potentially provide higher rates of return to investors.
The performance of investments in securities denominated in a foreign currency (“non-dollar securities”) will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Portfolio’s non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.
Because the Portfolios may invest in securities that are listed primarily on foreign exchanges that trade on weekends or other days when the Trust does not price its shares, the value of the Portfolios’ shares may change on days when a shareholder will not be able to purchase or redeem shares.
Forward Commitments. A Portfolio may make contracts to purchase or sell eligible securities for a fixed price with delivery and cash settlement to occur at a future date beyond normal settlement time. At the time that a Portfolio enters into a forward commitment to sell a security, the Portfolio may not hold that security. The Portfolio may also dispose of or renegotiate a commitment prior to settlement. A Portfolio will segregate cash or other liquid securities at least equal to the value of purchase commitments until payment is made. A Portfolio will likewise segregate liquid assets in respect of securities sold on a future commitment basis. At the time a Portfolio makes a commitment to purchase or sell a security, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.
During the period between commitment by a Portfolio and settlement, no payment is made by the purchaser, and typically no interest accrues to the purchaser from the transaction, although a Portfolio may earn income on securities it has segregated. At settlement, the value of the securities may be more or less than the purchase price.
When purchasing a security on a forward commitment basis, a Portfolio assumes the risks of ownership of the security, including the risk of price and yield fluctuations. Because a Portfolio is not required to pay for the security until settlement, these risks are in addition to the risks associated with the Portfolio’s other investments. If the Portfolio remains substantially fully invested at a time when forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Portfolio has sold a security on a forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to the transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss.
Forward Foreign Currency Exchange Contracts (“Forward Contracts”) involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Institutions that deal in forward currency contracts, however, are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No price is paid or received upon the purchase or sale of a Forward Contract. Portfolios may use Forward Contracts to reduce certain risks of their respective investments and/or to attempt to enhance return.
Each of the Portfolios except the Cash Management Portfolio may invest in Forward Contracts consistent with their respective investment goals and investment strategies. To the extent that a substantial portion of a Portfolio’s total

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assets, adjusted to reflect the Portfolio’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Portfolio will be more susceptible to the risk of adverse economic and political developments within those countries.
Forward Contracts are generally used to protect against uncertainty in the level of future exchange rates, although they may be used to enhance returns. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.
Forward Contracts may also be entered into with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in (or affected by fluctuations in, in the case of ADRs) a foreign currency, or when a Portfolio anticipates receipt of dividend payments in a foreign currency, the Portfolio may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.
Forward Contracts are also used to lock in the U.S. dollar value of portfolio positions (“position hedge”). In a position hedge, for example, when a Portfolio believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount. In this situation a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated (“cross-hedging”). Another example of a cross-hedge may involve a Portfolio entering into a Forward Contract to sell a fixed Euro amount and to enter into a Forward Contract to buy a fixed amount of a different currency. A Portfolio may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated (“proxy hedging”).
The Portfolios will cover outstanding Forward Contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio will segregate cash or other liquid securities having a value equal to the aggregate amount of the Portfolio’s commitments under Forward Contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio’s commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.
The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The

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projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transactions costs.
At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.
The cost to a Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.
Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.
Hybrid Instruments, including indexed or structured securities and exchange traded funds (“ETFs”), combine the elements of derivatives, including futures contracts or options with those of debt, preferred equity or a depository instrument. Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.
Hybrid Instruments may be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.
The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or

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bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.
Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.
Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.
Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (the “SEC”), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, a Portfolio that so invests will limit its investments in Hybrid Instruments to 10% of its total assets.
Hybrid Instruments include:
Structured Investments which are securities having a return tied to an underlying index or other security or asset. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of this type typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in Structured Securities are generally of a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or

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unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.
Illiquid and Restricted Securities. Each of the Portfolios other than the Seasons Managed Allocation Portfolios may invest no more than 15% (5% in the case of the Cash Management Portfolio) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days, certain interest rate swaps, currency swaps, floors and collars, or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as “private placements” or “restricted securities” and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund’s decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer (except in the case of “Rule 144A securities,” as described herein).
A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
For example, restricted securities that the Board or Adviser, pursuant to guidelines established by the Board, has determined to be marketable, such as securities eligible for resale pursuant to Rule 144A under the Securities Act, or certain private placements of commercial paper issued in reliance on an exemption from the Securities Act pursuant to Section 4(2) thereof, may be deemed to be liquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become uninterested in purchasing these restricted securities and they are subsequently deemed to be illiquid. In addition, a repurchase agreement that by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. SAAMCo or the Manager, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Trustees of the Trust. In reaching liquidity decisions, SAAMCo or the Manager, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (ii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).
Commercial paper issues in which a Portfolio may invest include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Cash Management Portfolio’s 5% limitation on investments in illiquid securities includes Section 4(2) paper that the Manager has determined to not be liquid pursuant to guidelines established by the Trustees. The Portfolio’s Board delegated to the Manager the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Board that require the Manager to take into account the same factors

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described above for other restricted securities and require the Manager to perform the same monitoring and reporting functions.
The staff of the SEC has taken the position that purchased over-the-counter (“OTC”) options and the assets used as “cover” for written OTC options are illiquid. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the option formula exceeds the intrinsic value of the option.
Index swaps involve the exchange of value based on changes in an index, such as the CPI, that could provide inflation protection or provide a hedge to such inflation-indexed securities.
Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the CPI in the United States. The principal of these instruments is adjusted based upon changes to the index or designated measure of inflation. Because the principal amount may increase or decrease, the interest received also will vary with adjustments to the principal amount. Inflation-indexed securities may be issued or guaranteed by the U.S. Treasury and U.S. Government agencies, foreign governments and foreign government agencies, and private corporations or entities.
Interfund Borrowing and Lending Program. The Trust has received exemptive relief from the SEC which permits a Portfolio to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating Portfolios, including the requirement that no Portfolio may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Portfolios from a typical bank for comparable transaction. In addition, a Portfolio may participate in the program only if and the extent that such participation is consistent with the Portfolio’s investment objectives and policies (for instance, money market funds would normally participate only as lenders). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day’s notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Portfolios. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio will comply with its investment policy on borrowing.
Inverse Floaters are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio’s limitation on investments in such securities.
IPO Investing. IPO investment consists of a Portfolio’s purchase of shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”). A portion of the Portfolio’s return may be attributable to the Portfolio’s investment in IPOs. IPO risk involves the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.
Loan Participations and Assignments include investments in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions (“Lenders”). Investments in Loans are expected in most instances to be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties. In the case of Participations, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled

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only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Manager to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio’s ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.
The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities, as described above.
Mortgage-Backed Securities include investments in mortgage-related securities, including certain U.S. government securities such as GNMA, FNMA or FHLMC certificates (as defined below), and private mortgage-related securities, which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.
The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.
Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Portfolio receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Portfolio may purchase mortgage-backed securities at a premium or at a discount.

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The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:
GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Portfolio may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.
GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (“FHA”) or the Farmers Home Administration (“FmHA”), or guaranteed by the Veterans Administration. The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.
The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.
FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”) (collectively, “FHLMC Certificates”). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.
GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.
FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates (“FNMA Certificates”). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.
Other types of mortgage-backed securities include:
Conventional Mortgage Pass-Through Securities (“Conventional Mortgage Pass-Throughs”) represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or real estate mortgage investment conduits “REMICs”) and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.
The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has

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been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.
Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.
Collateralized Mortgage Obligations (“CMOs”) are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.
Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.
A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.
Each Portfolio may invest in CMOs.
Stripped Mortgage-Backed Securities (“SMBSs”) are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage

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assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Portfolio’s net asset value per share. Only government interest-only and principal-only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Board may be considered liquid securities not subject to a Portfolio’s limitation on investments in illiquid securities.
Recent Market Events. Beginning the second half of 2007 and continuing through the present, the market for mortgage-backed securities began experiencing substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have similarly been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously. As discussed in more detail below, these events may have an adverse effect on the Portfolios to the extent they invest in mortgage-backed or certain fixed income securities or instruments affected by volatility or liquidity constraints in certain fixed income markets.
Certain fixed income markets have recently experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage- and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, certain fixed income instruments are experiencing decreased liquidity, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and yields to decline. These events and the continuing market upheavals may have an adverse effect on the Portfolios.
Furthermore, the value of Federal National Mortgage Association’s (“FNMA”) and the Federal Home Loan Mortgage Corporation’s (“FHLMC”) securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans in certain residential areas where the FNMA and FHLMC could offer loans and to extend credit to FNMA and FHLMC through emergency funds and the purchase of each entities’ stock. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that FNMA and FHLMC would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on FNMA and FHLMC is unclear. In addition, FNMA and FHLMC are subjects of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.
New Developments. In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio’s investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus and SAI, as appropriate, will be amended or supplemented as appropriate to discuss any such new investments.
Non-Diversification. All Portfolios except the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, Real Return and Cash Management Portfolios are “non-diversified” investment companies. As a result, under the 1940 Act, the Portfolios are limited only by their own investment restrictions as to the percentage of their assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios would still have to meet quarterly diversification requirements under the Code in order for the Portfolios to qualify as a regulated investment company. As a result of the Internal Revenue Code of 1986, as amended (the “Code”) diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.

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Options and Futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc., at a specified future date and price. Options and Futures (defined herein) are generally used for either hedging or income enhancement purposes.
Options may either be purchased or written (i.e., sold). A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. After any such sales up to 25% of a Portfolio’s total assets may be subject to calls. All call options written by a Portfolio must be “covered,” which means that a Portfolio will own the securities subject to the option as long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.
A put option written by a Portfolio obligates a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio must be “covered,” which means that the Portfolio will segregate cash, liquid assets or other suitable cover as permitted by the SEC, with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.
The following is more detailed information concerning options, futures and options on futures:
Options on Securities. When a Portfolio writes (i.e., sells) a call option (“call”) on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Portfolio has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.
To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a “closing purchase transaction.” A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Portfolio retains the underlying security and the premium received. If a Portfolio could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.
When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment.
A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Portfolio as writing a covered call. The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Portfolio may incur a loss, equal to the sum of the

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sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.
A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.
When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).
Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.
When writing put options on securities, to secure its obligation to pay for the underlying security, a Portfolio will segregate liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Portfolio effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.
The purchase of a spread option gives a Portfolio the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to a Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads (i.e., the yield spread between high quality and lower quality securities). Such protection is provided only during the life of the spread option.
Options on Foreign Currencies. Puts and calls are also written and purchased on foreign currencies. A call written on a foreign currency by a Portfolio is “covered” if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A put option is “covered” if the Portfolio segregates cash or other liquid securities with a value at least equal to the exercise price of the put option. A call written by a Portfolio on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Portfolio collateralizes the option by segregating cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

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As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio’s position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.
Options on Securities Indices. Puts and calls on broadly-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures. When a Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”) which determines the total dollar value for each point of difference. When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio’s exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.
Yield Curve Options. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. A Portfolio that may enter into yield curve options transactions will cover such transactions as described above.
Futures. Interest rate futures contracts, interest rate swaps futures, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. government securities (together, “Futures”) are used primarily for hedging purposes and from time to time for income enhancement. Upon entering into a Futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “futures broker”). Futures are also often used to adjust exposure to various equity or fixed income markets or as a substitute for investments in underlying cash markets. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.
Interest rate futures contracts are purchased or sold generally for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio’s current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio’s portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had

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stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio’s cash reserves could then be used to buy long-term bonds on the cash market.
Interest rate swap futures are futures contracts on 10-year interest rate swaps (“Swap Futures”), introduced by the Chicago Board of Trade in October 2001, which enable purchasers to cash settle at a future date at a price determined by the International Swaps and Derivatives Association Benchmark Rate for a 10-year U.S., dollar interest rate swap on the last day of trading, as published on the following business day by the Federal Reserve Board in its Daily Update to the H. 15 Statistical Release. Swap Futures attempt to replicate the pricing of interest rate swaps.
The $100,000 par value trading units of Swap Futures represent the fixed-rate side of a 10-year interest rate swap that exchanges semiannual fixed rate payments at a 6% annual rate for floating rate payments based on 3-month LIBOR. Swap Futures trade in price terms quoted in points ($1,000) and 32nds ($31.25) of the $100,000 notional par value. The contract settlement-date cycle is March, June, September and December, which is comparable to other fixed-income futures contracts.
The structure of Swaps Futures blends certain characteristics of existing OTC swaps and futures products. Unlike most swaps traded in the OTC market that are so-called “par” swaps with a fixed market value trading on a rate basis, Swap Futures have fixed notional coupons and trade on a price basis. In addition, Swap Futures are constant maturity products that will not mature like OTC swaps, but rather represent a series of ten-year instruments expiring quarterly. Because Swap Futures are traded on an exchange, there is no counterparty or default risk, although, like all futures contracts, the Portfolio could experience delays and/or losses associated with the bankruptcy of a broker through which the Portfolio engages in futures transactions. Investing in Swap Futures is subject to the same risks of investing in futures, which is described above.
Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio’s current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio’s securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.
Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect a Portfolio’s current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, a Portfolio may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.
Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.
Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts.

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The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in the portfolio. If the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on Futures positions, a Portfolio’s losses from exercised options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.
A Portfolio may purchase options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.
Limitations on Entering into Futures Contracts. Each Portfolio has an operating policy which provides that it will not enter into Futures contracts or write put or call options with respect to Futures contracts unless such transactions are either “covered” or subject to appropriate asset segregation requirements. The Portfolios base their asset segregation policies on methods permitted by the SEC staff and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff. Generally, these require that a Portfolio segregate an amount of assets equal to its obligations relative to the position involved, adjusted daily on a mark-to-market basis. With respect to Futures contracts that are not contractually required to “cash-settle,” each Portfolio covers its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to Futures contracts that are contractually required to “cash-settle,” however, each Portfolio sets aside liquid assets in an amount equal to that Portfolio’s daily marked-to-market (net) obligation (i.e., the Portfolio’s daily net liability, if any), rather than the notional value. By setting aside assets equal to its net obligation under cash-settled futures, each Portfolio may employ leverage to a greater extent than if the Portfolio has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts is in compliance with current SEC or CFTC staff interpretive positions or no-action letters or rules adopted by the SEC.
The Portfolios are operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the Portfolios, from registration as a “commodity pool operator” with respect to the Portfolios under the Commodity Exchange Act (the “CEA”), and therefore, are not subject to registration or regulation as a pool operator under the CEA.
Other Investment Companies. The Portfolios may invest in securities of other investment companies (including ETFs such as SPDRs, DIAMONDS, Nasdaq 100 Shares and iSharesSM) subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on a Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of investment companies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.
The International Equity Portfolio may also purchase shares of investment companies investing primarily in foreign securities, including “country funds.” Country funds have portfolios consisting primarily of securities of issuers located in specific foreign regions.

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Passive Foreign Investment Companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.
REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the debt securities in the Portfolio’s portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management.
Reverse Repurchase Agreements may be entered into with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Manager to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements that are covered with segregated securities are not considered to be borrowings and are, therefore, not subject to the percentage limitations on borrowings. Each Portfolio, except the Asset Allocation: Diversified Growth, Mid Cap Value, Stock, Small Cap and the Seasons Managed Allocation Portfolios, may enter into reverse repurchase agreements. See “Investment Restrictions.”
Roll Transactions involve the sale of mortgage or other asset-backed securities (“roll securities”) with the commitment to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the roll securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will enter only into covered rolls. Because “roll” transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.
Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the Manager’s ability to predict correctly

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interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.
Securities Lending. Consistent with applicable regulatory requirements, each Portfolio, except the Cash Management Portfolio, may lend portfolio securities in amounts up to 33 1/3% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by a Portfolio and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Portfolio receives income while retaining the securities’ potential for capital appreciation. The advantage of such loans is that a Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day’s notice or by a Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the SAAMCo to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. Each such Portfolio will pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.
Since voting or consent rights accompany loaned securities pass to the borrower, each such Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if SAAMCo determines that the matters involved would have a material effect on the Portfolio’s investment in the securities that are the subject of the loan and that it is feasible to recall the loan on a timely basis. At the present time no Portfolio engages in securities lending.
Short Sales are effected by selling a security that a Portfolio does not own. Certain Portfolios may engage in short sales “against the box”. A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an “appreciated financial position” (e.g., appreciated stock) generally is treated as a sale by the Portfolio for federal income tax purposes. A Portfolio generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. A Portfolio may also engage in “naked” short sales. In a naked short transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, a Portfolio will need to arrange through a broker to borrow the securities and, in so doing, a Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. Until a Portfolio replaces a borrowed security, the Portfolio will segregate and maintain daily, cash or other liquid securities, at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. The Cash Management and the Seasons Managed Allocation Portfolios will not enter into short sales.
Short-Term Investments, including both U.S. and non-U.S. dollar denominated money market instruments, are invested in for reasons that may include (a) liquidity purposes (to meet redemptions and expenses); (b) to generate a return on idle cash held by a Portfolio during periods when a Manager is unable to locate favorable investment opportunities; or (c) temporary defensive purposes. In order to facilitate quarterly rebalancing of the Multi-Managed Seasons Portfolios as described in the Prospectus and to adjust for the flow of investments into and out of the Portfolios, each Portfolio may hold a greater percentage of its assets in cash or cash equivalents at the end of each quarter than might otherwise be the case. Although each Portfolio may invest in short-term investments, the Cash Management Portfolio invests principally in short-term investments. Certain Portfolios may be limited in their ability to invest in short-term investments as reflected below. Common short-term investments may include, but are not limited to the following:
Money Market Securities may include securities issued or guaranteed by the U.S. government, its agencies or

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instrumentalities, repurchase agreements, commercial paper, bankers’ acceptances, time deposits and certificates of deposit. Pursuant to the 1940 Act and rules promulgated thereunder and/or a SEC exemptive order: (i) Janus Capital Management LLC (“Janus”) may invest idle cash of the Growth component of each Multi-Managed Seasons Portfolio and their portion of the Large Cap Growth, International Equity and Focus Growth Portfolios in affiliated or non-affiliated money market funds and other funds managed by Janus, whether registered or unregistered entities; and (ii) T. Rowe Price Associates, Inc. (“T. Rowe Price”) may invest idle cash of the Stock Portfolio and its portion of the Large Cap Composite, Large Cap Value and Mid Cap Growth Portfolios in certain money market funds that it manages.
Commercial Bank Obligations may include certificates of deposit (“CDs”) (interest-bearing time deposits), bankers’ acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks. CDs are securities that represent deposits in a depository institution for a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank, are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because U.S. banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks. The Cash Management Portfolio, the Growth component of each Multi-Managed Seasons Portfolio and the Janus’ portion of the Large Cap Growth, International Equity and Focus Growth Portfolios may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations are fully insured by the Federal Deposit Insurance Corporation (“FDIC”).
Savings Association Obligations are CDs issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The Cash Management Portfolio, the Growth component of each Multi-Managed Seasons Portfolio and the Janus’ portion of the Large Cap Growth, International Equity and Focus Growth Portfolios managed by Janus may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations are fully insured by the FDIC.
Commercial Paper includes short-term notes (up to 12 months) issued by domestic and foreign corporations or governmental bodies, including variable amount master demand notes and floating rate or variable rate notes. The Cash Management Portfolio may purchase commercial paper only if judged by the Manager to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by any two or more nationally recognized statistical rating organizations (“NRSRO”) or one NRSRO if only one NRSRO has rated the security, or (b) other commercial paper deemed on the basis of the issuer’s creditworthiness to be of a quality appropriate for the Cash Management Portfolio. (No more than 3% of the Cash Management Portfolio’s assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of the Cash Management Portfolio’s assets or $1 million may be invested in such securities of any one issuer.) See the “Appendix” for a description of the ratings. The Cash Management Portfolio will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.
Extendible Commercial Notes (“ECNs”) are very similar to commercial paper except that with ECNs the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs’ credit rating at the time. The Cash Management Portfolio may purchase ECNs only if judged by the Manager to be of suitable investment quality. This includes ECNs that are (a) rated in the two highest categories by any two or more NRSRO or one NRSRO if only one NRSRO has rated the security, or (b) other ECNs deemed on the basis of the issuer’s creditworthiness to be of a quality appropriate for the Cash Management Portfolio. (No more than 5% of the Cash Management Portfolio’s assets may be invested in ECNs in the second highest rating category; no more than the greater of 1% of the Cash Management Portfolio’s assets or $1 million may be invested in such securities of any one issuer.) See the “Appendix” for a description of the ratings. The Cash Management Portfolio will not purchase ECNs

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described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.
Each Portfolio, except the International Equity, Stock, Focus Value, Focus TechNet, Small Cap and the Seasons Managed Allocation Portfolios, may invest in ECNs.
Variable Amount Master Demand Notes permit a Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. The Cash Management Portfolio’s investments in these instruments are limited to those that have a demand feature enabling the Cash Management Portfolio unconditionally to receive the amount invested from the issuer upon seven or fewer days’ notice. Generally, the Cash Management Portfolio attempts to invest in instruments having a one-day notice provision. In connection with variable amount master demand note arrangements, the Manager monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Manager also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by NRSROs and a Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which a Portfolio may invest. Variable amount master demand notes are considered to have a maturity equal to the repayment notice period unless the Manager has reason to believe that the borrower could not make timely repayment upon demand.
Each Portfolio, except the Mid Cap Value, International Equity, Stock, Small Cap and the Seasons Managed Allocation Portfolios, may invest in variable amount demand master notes.
Corporate Bonds and Notes. A Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of such period. The Cash Management Portfolio may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by any two or more NRSRO or one NRSRO if only one NRSRO has rated the security. See the “Appendix” for a description of the ratings.
Each Portfolio, except the Small Cap and Seasons Managed Allocation Portfolios, may invest in corporate obligations maturing in 397 days or less.
Government Securities. Debt securities maturing within one year of the date of purchase include adjustable-rate mortgage securities backed by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”) and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.
Repurchase Agreements. Each Portfolio may invest in repurchase agreements. A Portfolio will enter into repurchase agreements involving only securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Manager, subject to the guidance of the Board. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio’s money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains appropriate collateral. (For the Cash Management Portfolio, repurchase agreements must be collateralized by cash items or government securities.) The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited. The Board has established guidelines to be used by the Manager in connection with transactions in repurchase agreements and will regularly monitor each Portfolio’s use of repurchase agreements. A Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along

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with other illiquid securities exceeds 15% (5% with respect to the Cash Management Portfolio) of the value of its net assets. However, repurchase agreements having a maturity of seven days or less for temporary defensive purposes are not subject to the limits on illiquid securities.
Standby Commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Manager may rely upon its evaluation of a bank’s credit in determining whether to support an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised, the fact that standby commitments are not marketable by the Portfolios, and the possibility that the maturities of the underlying securities may be different from those of the commitments.
Special Situations. As described in the Prospectus, certain Portfolios may invest in “special situations.” A special situation arises when, in the opinion of a Manager, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio’s investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws.
Swaps. Certain Portfolios may enter into credit default, currency, inflation, interest rate, equity, mortgage and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).
Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody’s Investors Services, Inc. (“Moody’s”), or is determined to be of equivalent quality by the applicable Manager.
The Asset Allocation: Diversified Growth Portfolio is permitted to invest up to 5% of the Portfolio’s total assets in interest rate swaps and up to 5% of the Portfolio’s total assets in exchange traded futures on swaps, provided however, that (1) a maximum of 25% of the total assets of the fixed income portion of the Portfolio may comprise the net notional amount of the aggregate investments in interest rate swaps and exchange traded futures on swaps; (2) each interest rate swap or exchange traded future on swap transaction engaged in by the Portfolio must be segregated; and (3) the investment bank that is counterparty to the Portfolio in each transaction must be rated AA by Moody’s or a comparable rating.
Credit Default Swap Agreement. Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns or speculation.

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Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.
If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the

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index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
CDXs are indices of credit default swaps designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. The CDX reference baskets are priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. While investing in CDXs will increase the universe of bonds and loans to which a Portfolio is exposed, such investments entail risks that are not typically associated with investments in other debt instruments. The liquidity of the market for CDXs will be subject to liquidity in the secured loan and credit derivatives markets. Investment in CDXs involves many of the risks associated with investments in other derivative instruments.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of credit default swaps are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
Currency Swaps. Currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of currency swap contracts may extend for many years. Currency swaps are usually negotiated with commercial and investment banks. Some currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.
Equity Swap Agreements. Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount

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plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.
Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of the Portfolio against an unexpected change in the rate of inflation measured by an inflation index. Inflation swap agreements entail the risk that a party will default on its payment obligations to the Portfolio thereunder.
The Portfolio will enter into inflation swaps on a net basis (i.e., the two payment streams are netted out at maturity with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each inflation swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the Portfolio. The value of inflation swap agreements are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement. Additionally, payments received by the Portfolio from swap transactions, such as inflation swap agreements and other types of swap discussed below, will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders.
Interest Rate Caps, Collars and Floors. Certain Portfolios may invest in interest rate caps, collars and floors. Generally, entering into interest rate caps, collars and floors are often done to protect against interest rate fluctuations and hedge against fluctuations in the fixed income market. The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Since interest rate caps, floors and collars are individually negotiated, each Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.
Interest Rate Swap Agreements. Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates or for speculation. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

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Mortgage Swaps. A specific type of interest rate swap in which certain Portfolios may invest is a mortgage swap. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. In a mortgage swap, cash flows based on a group of mortgage pools are exchanged for cash flows based on a floating interest rate. The return on a mortgage swap is affected by changes in interest rates, which affect the prepayment rate of the underlying mortgages upon which the mortgage swap is based.
Options on Swaps. Certain Portfolios may enter into options on swaps, or “swaptions.” A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.
Total Return Swaps. Total return swaps are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into swap agreements, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the Subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.
Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might be otherwise be the case. In addition, investments in Unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.
U.S. Treasury Inflation Protection Securities are issued by the United States Department of Treasury (“Treasury”) with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (“CPI-U”). The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance. The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date. Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.
The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in

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October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month. Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury’s payment obligations on the inflation-protection security that need that month’s CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.
Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS (Separate Trading of Registered Interest and Principal securities) components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.
Variable Rate Demand Notes (“VRDNs”). VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Additionally, the Cash Management Portfolio also may invest in participation VRDNs, which provide the Portfolio with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchaser of VRDNs will meet applicable diversification and concentration requirements.
Warrants give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer.
When-Issued and Delayed-Delivery Securities. When-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date. Although a Portfolio will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Portfolio and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Portfolio will designate cash or other liquid securities at least equal to the value of purchase commitments until payment is made. A Portfolio will likewise segregate liquid assets in respect of securities sold on a delayed delivery basis.
A Portfolio will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Portfolio losing the opportunity to obtain a price and yield considered to be advantageous. If a Portfolio chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a firm commitment, it may incur a gain or loss. (At the time a Portfolio makes a commitment to purchase or sell a security on a when-issued or firm commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)
To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purposes of investment

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leverage. A Portfolio enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and firm commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Manager before settlement of a purchase will affect the value of such securities and may cause a loss to a Portfolio.
When-issued transactions and firm commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. An example of a when-issued or delayed delivery security is a “to be announced” or “TBA” mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security is purchased or sold with the specific pools to be announced on a future settlement date, with no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.
Supplemental Information About Derivatives and Their Use
The Trust’s custodian, or a securities depository acting for the custodian, will act as each Portfolio’s escrow agent, through the facilities of the Options Clearing Corporation (“OCC”), as to the securities on which the Portfolio has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Portfolio’s entering into a closing transaction.
An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio’s option activities may affect its turnover rate and brokerage commissions. The exercise by a Portfolio of puts on securities will result in the sale of related investments, increasing portfolio turnover. Although such exercise is within a Portfolio’s control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio’s net asset value being more sensitive to changes in the value of the underlying investments.
In the future, each Portfolio may employ derivatives and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Portfolio’s investment objectives, legally permissible and adequately disclosed.
Regulatory Aspects of Derivatives. Each Portfolio that utilizes such instruments must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the “CFTC Rule”) adopted by the CFTC under the Commodity Exchange Act (the “CEA”), which excludes the Portfolio from registration with the CFTC as a “commodity pool operator” (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Portfolio may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Portfolio’s assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided that the Portfolio may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio’s existing Futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.
Transactions in options by a Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act,

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when a Portfolio purchases a Future, the Portfolio will segregate cash or other liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.
Possible Risk Factors in Derivatives. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If the Manager’s predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio’s securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions, which could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.
If a Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Manager then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss that is not offset by a reduction in the price of the debt securities purchased.
Supplemental Information Concerning High-Yield, High-Risk Bonds and Securities Ratings.
High-Yield, High-Risk Bonds may present certain risks, which are discussed below:
Sensitivity to Interest Rate and Economic Changes. High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio’s net asset value.
Payment Expectations. High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio’s rate of return.
Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio’s ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.
The Managers attempt to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Managers, as appropriate, will evaluate the security and determine whether to retain or dispose of it.
The following are additional restrictions and/or requirements concerning the ratings of securities:

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1.	The Aggressive Growth component, the Stock Portfolio, and the Mid Cap Growth Portfolio may invest in debt securities rated as low as “BBB-” by S&P, “Baa3” by Moody’s, or unrated securities determined by the Manager to be of comparable quality.

2.	The Growth component and the International Equity Portfolio may invest up to 35% and 20%, respectively, of net assets in high-yield/high-risk securities rated below Baa3 by Moody’s or BBB- by S&P, or unrated bonds determined by the Manager to be of comparable quality. The Large Cap Growth Portfolio may invest up to 20% of net assets in high-yield/high-risk securities rated below Baa3 by Moody’s or BBB- by S&P, or unrelated bonds determined by the Manager to be of comparable quality.

3.	The Balanced component may invest up to 15% of total assets in the component in securities rated below Baa3 by Moody’s of BBB- by S&P (or, in each case, if not rated, determined by the Manager to be of comparable quality).

4.	The Fixed Income component may invest up to 20% of its assets in securities rated below Baa3 by Moody’s or BBB- by S&P and no more than 10% of its assets in bonds rated as low as C by Moody’s or D by S&P (or, in each case, if not rated, determined by the Manager to be of comparable quality).

5.	The Large Cap Composite Portfolio (up to 15%) and the Large Cap Value Portfolio (up to 10%) may invest in debt securities rated below investment grade (i.e., below “BBB-” by S&P or below “Baa3” by Moody’s) or, if unrated, determined by the Manager to be of equivalent quality.

6.	The Asset Allocation: Diversified Growth Portfolio may invest up to 20% of its total assets in securities rated below Baa3 by Moody’s or BBB- by S&P, including no more than 5% of its total assets in bonds rated at the time of purchase below Caa by Moody’s or CCC by S&P (or, in each case, if not rated, determined by the Manager to be of comparable quality).

7.	The Small Cap Portfolio, the Mid Cap Value Portfolio, and the Diversified Fixed Income Portfolio may invest up to 20% of their respective assets in securities rated below Baa3 by Moody’s or BBB- by S&P and no more than 10% of their respective assets in bonds rated as low as C by Moody’s or D by S&P. In addition, the portion of the Large Cap Growth Portfolio managed by Janus may invest up to 20% of the assets allocated to it in securities rated below Baa by Moody’s or BBB by S&P; and the portion of the Large Cap Growth and Mid Cap Value Portfolios allocated to Goldman Sachs Asset Management L.P. (“GSAM”) and the portion of the International Equity Portfolio allocated to Janus may invest no more than 10% of the assets allocated to it in bonds rated as low as C by Moody’s or D By S&P. In each case, securities that are not rated will be subject to the percentage limitations of securities determined by the Manager to be of comparable quality as stated herein.

8.	The Cash Management Portfolio currently invests only in instruments rated in the highest rating category by Moody’s and S&P or in instruments issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

9.	The Focus Growth Portfolio currently invests only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by S&P and Moody’s or in instruments issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

10.	The Focus Growth Portfolio, Focus TechNet Portfolio and Focus Growth and Income Portfolio may invest up to 20% of their respective total assets in debt securities that the Managers expect to have the potential for capital appreciation, including debt securities rated below “BBB” by S&P, or “Baa” by Moody’s, or, if unrated, determined by the Managers to be of equivalent quality (junk bonds).

11.	The Focus Value Portfolio will limit its investments in debt securities to primarily “investment-grade” obligations. The Portfolio may invest up to 5% of its assets in “high-yield” securities.

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INVESTMENT RESTRICTIONS
The Trust has adopted for each Portfolio certain investment restrictions that are fundamental policies and cannot be changed without the approval of the holders of a majority of that Portfolio’s outstanding shares. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made.
Each Portfolio may not:
1.	With respect to each of the Asset Allocation: Diversified Growth Portfolio, Stock Portfolio, Diversified Fixed Income Portfolio, Real Return Portfolio and Cash Management Portfolio, invest more than 5% of the Portfolio’s total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of each such Portfolio’s total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.

2.	With respect to each of the Asset Allocation: Diversified Growth Portfolio, Stock Portfolio, Diversified Fixed Income Portfolio, Real Return Portfolio and Cash Management Portfolio, as to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer.

3.	Invest more than 25% of the Portfolio’s total assets in the securities of issuers in the same industry, except that the Focus TechNet Portfolio may invest over 25% of its total assets in the securities of issuers in the technology industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, the Cash Management Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks. The gas, electric, water and telephone businesses will be considered separate industries. The Focus TechNet Portfolio invests primarily in the securities of issuers in the technology sector and therefore is not subject to the 25% limitation on industry concentration with respect to any industry within the technology sector.

4.	Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities.

5.	Purchase or sell commodities or commodity contracts, except to the extent that each Portfolio may do so in accordance with applicable law and the Portfolio’s Prospectuses and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the CEA. Any Portfolio may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase Hybrid Instruments.

6.	Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

7.	Borrow money, except that (i) each Portfolio may borrow in amounts up to 33 1/3% (5% in the case of the Cash Management Portfolio) of its total assets for temporary or emergency purposes, (ii) each of the Multi-Managed Growth and Moderate Growth Portfolios, through its SAAMCo/Aggressive Growth component, and the Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, Diversified Fixed Income Portfolio and Real Return Portfolio may borrow for investment purposes to the maximum extent permissible under the 1940 Act (with any percentage limitation calculated only with respect to the total assets allocated to the SAAMCo/Aggressive Growth component of such Multi-Managed Seasons Portfolio), (iii) the Focus

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Growth Portfolio, Focus TechNet Portfolio, Focus Growth and Income Portfolio and Focus Value Portfolio may borrow for investment purposes to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets), and (iv) a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This policy shall not prohibit a Portfolio’s engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

8.	Issue senior securities as defined in the 1940 Act, except that each Portfolio may enter into repurchase agreements, reverse repurchase agreements and dollar rolls, lend its portfolio securities and borrow money, as described above, and engage in similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

9.	Engage in underwriting of securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Portfolio.
The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. Each Portfolio may not:
10.	Purchase securities on margin.

11.	Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, a Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

12.	Sell securities short, including short sales “against the box” (i.e., where a Portfolio contemporaneously owns, or has the right to acquire at no additional cost, securities identical or substantially similar to those sold short) if as a result more than 25% of its net assets would be subject to such short sales.

13.	Purchase or sell securities of other investment companies except (i) to the extent permitted by applicable law; and (ii) that Janus and T. Rowe Price may invest uninvested cash balances of their respective component of each Portfolio in money market mutual funds that it manages to the extent permitted by applicable law. Further, without prohibiting them from acquiring the securities of registered investment companies to the extent otherwise permissible under applicable law, with respect to each of the Cash Management Portfolio, Diversified Fixed Income Portfolio, Focus Growth and Income Portfolio, Focus Growth Portfolio, Focus TechNet Portfolio, Focus Value Portfolio, International Equity Portfolio, Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Real Return Portfolio, and Small Cap Portfolio, the Portfolio may not acquire any securities of registered open-end investment companies or registered unit investment trust in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.

14.	Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% (10% in the case of the Cash Management Portfolio) of a Portfolio’s net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to “qualified institutional buyers” as defined in Rule 144A, which the Manager has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.
In addition to the foregoing, the Cash Management Portfolio has adopted the following non-fundamental policy (which may be changed by the Board without shareholder approval). Under this restriction, the Cash Management Portfolio may not invest more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided, however, that the Cash Management Portfolio may invest, as to 25% of its assets,

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more than 5% of its assets in certain high quality securities (in accordance with Rule 2a-7 under the 1940 Act) of a single issuer for a period of up to three business days. Notwithstanding, fundamental investment restriction Number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Portfolio has adopted this more restrictive policy.
TRUST OFFICERS AND TRUSTEES
The following table lists the Trustees and officers of the Trust, their dates of birth, current position(s) held with the Trust, length of time served, principal occupations during the past five years, number of funds overseen within the fund complex and other directorships/trusteeships held outside of the fund complex. Unless otherwise noted, the address of each executive officer and Trustee is 1 SunAmerica Center, Century City, Los Angeles, California 90067-6022. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Disinterested Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” Trustees and officers of the Trust are also directors or trustees and officers of some or all of the other investment companies managed, administered or advised by SAAMCo and other affiliates of SAAMCo.
Disinterested Trustees

				Number of
				Portfolios in Fund
	Position(s)	Term of Office and		Complex
	Held with	Length of Time	Principal Occupation(s) During	Overseen by	Other Directorships Held
Name and Date of Birth	Trust	Served[1]	Past 5 Years	Trustee[2]	by Trustee[3]

Garrett F. Bouton DOB: October 19, 1944	Trustee	March 2007-Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003)	59	Chairman/Director, The LECG Company (consulting services) (since 2006).

Carl D. Covitz DOB: March 31, 1939	Trustee	February 2001- Present	Owner and President, Landmark Capital, Inc. 1973-Present)	59	None.

Gilbert T. Ray DOB: September 18, 1944	Trustee	February 2001- Present	Retired Partner, O’Melveny & Myers LLP (law firm) (since 2000); and Attorney (1972-2000) thereof.	59	Director, Advance Auto Parts, Inc. (retail-auto & home supply stores) (since 2002); Director, Wattson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director, DineEquity (since 2004); Director, Diamond Rock Hospitality (since 2005); Director, Towers Watson & Co. (since 2010).

Allan L. Sher DOB: October 19, 1931	Trustee	January 1997-Present	Retired, Brokerage Executive (1992-Present).	59	Director, Bowl America Incorporated (1997- Present).

[1]	Trustees serve until their successors are duly elected and qualified.

[2]	The term “Fund Complex” means two or more register investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of SunAmerica. The “Fund Complex” includes the Trust (24 portfolios); SunAmerica Specialty Series (3 funds); SunAmerica Money Market Funds, Inc. (2 funds); SunAmerica Income Funds (5 funds); SunAmerica Focused Alpha Growth Fund, Inc. (1 fund); SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund); SunAmerica Focused Series, Inc. (14 portfolios); SunAmerica Equity Funds (3 funds); Anchor Series Trust (9 portfolios); SunAmerica Senior Floating Rate Fund, Inc. (1 fund); VALIC Company I (33 funds); VALIC Company II (15 funds); and SunAmerica Series Trust (35 portfolios).

[3]	Directorships of Companies required for reporting to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

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Number of
Portfolios in Fund
	Position(s)	Term of Office and		Complex
	Held with	Length of Time	Principal Occupation(s) During	Overseen by	Other Directorships Held
Name and Date of Birth	Trust	Served[1]	Past 5 Years	Trustee[2]	by Trustee[3]

Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	February 2001- Present	Chairman and CEO, Grandpoint Capital Advisors (since 2009) (investment banking); Professor of Management, Anderson School at UCLA (2006-Present); Dean, Anderson School at UCLA (1999- 2005).	59	Director, Move, Inc. (real estate agents & managers) (since 2003); Director, Healthnet International, Inc. (business services) (since 2000).
Interested Trustees

				Number of
				Portfolios in
				Fund
	Position(s)			Complex
	Held with	Length of Time	Principal Occupation(s)	Overseen by	Other Directorship(s) Held
Name and Date of Birth	Trust	Served	During Past 5 Years	Officer	by Trustee

Jane Jelenko[4] DOB: August 19, 1948	Trustee	September 2006- Present	Retired Partner KPMG, LLP and Managing Director of Bearingpoint, Inc. (formerly KPMG Consulting)	59	Director, Countrywide Bank (2003-2008).

Jana W. Greer [5] DOB: December 30, 1951	Trustee	February 2001- Present	President (since 1996) and Chief Executive Officer (since 2008), SunAmerica Retirement Markets, Inc., Executive Vice President (since 2001) and Director (since 1999), SAFG Retirement Services, Inc. (formerly, AIG Retirement Services, Inc.); President (since 2002) and Director (since 1992), SunAmerica Annuity and Life Assurance Company (“SAAL”); Executive Vice President (since 2006) and Director (since 1988), First SunAmerica Life Insurance Company (“FSLIC”); President (since 2006) and Director (since 1988), SunAmerica Life Insurance Company.	59	None.

[4]
Ms. Jelenko is considered an Interested Trustee because of a deferred interest in stock she received from Bank of America Corporation upon its acquisition of Countrywide Financial Corporation, for which she had served as a board member. Bank of America is the indirect corporate parent of BofA Advisors LLC, a subadviser to the Cash Management Portfolio.

[5]	Ms. Greer is considered to be an Interested Trustee because she serves as President of SunAmerica Retirement Markets, Inc., Executive Vice President and Director of SAFG Retirement Services, Inc., President and Director of SAAL and Executive Vice President of FSLIC affiliates of the Adviser.

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Officers

Number of
Portfolios in
Fund
Complex
	Position(s)	Length of Time	Principal Occupation(s)	Overseen by	Other Directorship(s)
Name and Date of Birth	Held with Trust	Served	During Past 5 Years	Officer	Held by Officer

John T. Genoy DOB: November 8, 1968	President	2007 to Present	Chief Financial Officer, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 to Present).	N/A	N/A

Donna M. Handel DOB: June 25, 1966	Treasurer	2002 to Present	Senior Vice President, SAAMCo (2004 to Present).	N/A	N/A

Gregory N. Bressler DOB: November 17, 1966	Vice President and Assistant Secretary	2005 to Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management (2004 to 2005).	N/A	N/A

Cynthia A. Gibbons-Skrehot DOB: December 6, 1967	Vice President and Chief Compliance Officer (“CCO”)	2002 to Present	Vice President, SAAMCo (August 2007 to Present); Chief Compliance Officer SAAMCo (2002 to 2007).	N/A	N/A

Gregory R. Kingston DOB: January 18, 1966	Vice President and Assistant Treasurer	2002 to Present	Vice President, SAAMCo (2001 to Present).	N/A	N/A

Nori L. Gabert DOB: August 15, 1953	Vice President and Secretary	2005 to Present	Vice President and Deputy General Counsel, SAAMCo (2005 to Present).	N/A	N/A

Matthew J. Hackethal DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006 to Present	Chief Compliance Officer, SAAMCo (2007 to Present); Vice President, Credit Suisse Asset Management (2001 to 2006); CCO, Credit Suisse Alternative Funds (2005 to 2006).	N/A	N/A
Leadership Structure of the Board of Trustees
Overall responsibility for oversight of the Trust and its Portfolios rests with the Board. The Trust, on behalf of the Portfolios, has engaged SAAMCo and for certain Portfolios, has engaged a Subadviser, to manage the Portfolios on a day-to day basis. The Board is responsible for overseeing SAAMCo and the Subadvisers and any other service providers in the operations of the Portfolios in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust and By-laws, and each Portfolio’s investment objectives and strategies. The Board is presently composed of seven members, five of whom are Disinterested Trustees. The Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Disinterested Trustees also meet at least quarterly in executive sessions, at which no trustees who are interested persons of SAAMCo is present. The Disinterested Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed Mr. Willison, a Disinterested Trustee, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including SAAMCo, officers, attorneys, and other Trustees generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established three committees, i.e., Audit Committee Nominating and Governance Committee and Ethics Committee (each, a “Committee”) to assist the Board in the

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oversight and direction of the business and affairs of the Portfolios, and from to time may establish informal working groups to review and address the policies and practices of the Portfolios with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Portfolios’ activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Nomination and Governance Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.
The Portfolios are subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Portfolios and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of SAAMCo, who carries out the Portfolios’ investment management and business affairs, and also by the Portfolios’ Subadvisers and other service providers in connection with the services they provide to the Portfolios. Each of SAAMCo, the Subadvisers and other service providers have their own, independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the Portfolios, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, SAAMCo, the Subadvisers and the Portfolios’ other service providers (including the Trusts’ distributor and transfer agent), the Portfolios’ Chief Compliance Officer, the independent registered public accounting firm for the Portfolios, legal counsel to the Portfolios, and internal auditors for SAAMCo or its affiliates, as appropriate, relating to the operations of the Portfolios. The Board recognizes that it may not be possible to identify all of the risks that may affect the Portfolios or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.
Board of Trustees and Committees
Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, SAAMCo, the Subadvisers, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Trustee’s executive, business, consulting, public service and/or academic positions; experience from service as a Trustee of the Trust and the other funds in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.
Bruce G. Willison. Mr. Willison has served as a Trustee since 2001, and Chairman of the Board since January 1, 2006. He has more than 20 years of experience in the banking industry. He is currently a Professor of Management at the UCLA Anderson School of Management. Mr. Willison also has broad experience serving as a director of other entities. Mr. Willison’s years of experience as a bank executive, which included management responsibility for investment management, and his experiences serving on many public company boards gives him an inside perspective on the management of complex organizations, especially regulated ones.
Garrett F. Bouton. Mr. Bouton has served as a Trustee since 2007. He is a retired senior executive with over 25 years experience in the investment services industry. Mr. Bouton also serves as a board member on both corporate and non-profit organizations.
Carl D. Covitz. Mr. Covitz has served as a Trustee since 2001. he has more than 25 years of executive and business experience in the real estate and investment industries. Mr. Covitz also has broad corporate governance experience from serving on boards of directors for more than 15 years.
Gilbert T. Ray. Mr. Ray has served as a Trustee since 2001. He is a retired partner of O’Melveny & Meyers LLP, with more than 25 years of business experience as an attorney. Mr. Ray has extensive experience with conventional corporate and tax exempt transactions, as well as international finance. His experience as an attorney allows Mr. Ray to provide guidance on legal and fiduciary matters. Mr. Ray has broad experience serving as a director on several other boards. Mr. Ray’s service as a director and committee chair on several public companies provides the Trusts with valuable insights into compensation, audit and governance issues.

47

Allan L. Sher. Mr. Sher has served as a Trustee since 1997. He is a retired senior executive of a securities brokerage firm. Mr. Sher has over 10 years experience serving as a director on other boards. Mr. Sher has 50 years of experience in the securities industry, including serving as a broker, manager and Chief Executive Officer (“CEO”) of a securities firm. Mr. Sher has also served as a CEO of a money management firm. Mr. Sher is a former board member of the American Stock Exchange.
Jane Jelenko. Ms. Jelenko has served as a Trustee since 2006. Ms. Jelenko was previously a partner in the consulting arm of KPMG, the international professional services firm, where she served for twenty-five years. She was the national industry director for the banking and finance group and served on the firm’s board of directors. During her term on the board, she served on the Pension Committee, Strategic Planning Committee and the Political Action Committee. She is a director of the Music Center-Los Angeles Performing Arts Center, the Gabriella Axelrad Education Foundation, and the Constitutional Rights Foundation (emeritus). She is the President and Director of the Center Dance Arts. She has served on various corporate and community boards, including the L.A. Area Chamber of Commerce, and the Organization of Women Executives.
Jana W. Greer. Ms. Greer has served as a Trustee of the portfolios in the Fund complex since 2001. As President and CEO of SunAmerica Retirement Markets, she heads the variable annuity business through which contracts offering portfolios in the Fund complex are marketed and sold. A veteran of the insurance and financial services industry, she has more than 35 years of experience with the SunAmerica companies and the annuity industry, including past service as a director of one of the largest retirement savings industry associations. Ms. Greer is president and a director of two affiliated life insurance companies, as well as serving on the boards of several educational institutions and other non-profit organizations.
The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of SAAMCo or its affiliates. For the Trust and Seasons Series Trust (the “Annuity Funds”), an annual fee of $120,000, plus $2,500 for each regularly scheduled meeting attended and expenses is paid to each Trustee who is not an officer or employee of SAAL or its affiliates for attendance at meetings of the Board of Trustees. Trustees will be compensated for participation telephonically at the regularly scheduled Board Meetings. For participation in telephonic meetings or in-person meetings that are not considered part of the regularly scheduled Board Meetings, a participation fee of $2,500 will be paid. The Independent Chairman receives an additional retainer fee of $67,500. These expenses are allocated on the basis of the relative net assets of each Portfolio of the Annuity Funds.
Each Disinterested Trustee serves on each Committee of the Board of Trustees and Ms. Jelenko and Ms. Greer serve on the Ethics Committee. Members of each Committee serves without compensation. Mr. Sher, as Audit Committee Chair, receives an additional retainer fee of $12,500. The Audit Committee is charged with selecting, overseeing and setting the compensation of the Trust’s independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the independent public accounting firm for the Trust and, should it be necessary, for pre-approving certain non-audit services performed by the independent registered public accounting firm for SAAMCo and certain control persons of SAAMCo. The Audit Committee is also responsible for reviewing with the independent registered public accounting firm the audit plan and results of the audit along with other matters. The Audit Committee met three times during the fiscal year ending March 31, 2010.
The Nomination and Governance Committee (the “Nomination Committee”) recommends to the Trustees those persons to be nominated as candidates to serve as Trustees by Trustees and voted upon by shareholders and selects and proposes nominees for election by Trustees to the Board between shareholders’ meetings. The Nomination Committee will consider candidates proposed by shareholders for election as Trustees. The Nomination Committee reviews at least annually the independence of the independent trustees and independence of legal counsel. The Nomination Committee also reviews and makes recommendations with respect to the size and composition of the Board and its committees and monitors and evaluates the functioning of the committees of the Board. Mr. Ray serves as the Chair of the Nomination Committee. The Nomination and Governance Committee met two times during the fiscal year ended March 31, 2010.
The Ethics Committee is responsible for applying the Code of Ethics applicable to the Trust’s Principal Executive Officer and Principal Accounting Officer to specific situations in which questions are presented to it and has the authority to interpret the Code of Ethics in any particular situation. The Ethics Committee will inform the Board of Trustees of violations or waivers to the Trust’s Code of Ethics, as appropriate. Mr. Willison serves as the Chair of the Ethics Committee. The Ethics Committee met once during the fiscal year ended March 31, 2010.

48

As of June 30, 2010, the Trustees and officers of the Trust owned in the aggregate less than 1% of the total outstanding shares of each Portfolio of the Trust.
TRUSTEE OWNERSHIP OF PORTFOLIO SHARES
The following table shows the dollar range of shares beneficially owned by each Trustee.
Independent Trustees

		Aggregate Dollar Range of Equity
		Securities in All Registered
	Dollar Range of Equity Securities	Investment Companies Overseen
Name of Trustee	in the Trust[1]	by Trustee in Family[2]
Garret F. Bouton	0	0
Carl D. Covitz	0	0
Jane Jelenko	0	0
Gilbert T. Ray	0	0
Allan L. Sher	0	0
Bruce G. Willison	0	0

[1]	Includes the value of shares beneficially owned by each Trustee as of December 31, 2009.

[2]	Includes the Trust (24 portfolios) and SunAmerica Series Trust (35 portfolios).
Interested Trustee

		Aggregate Dollar Range of Equity
		Securities in All Registered
	Dollar Range of Equity Securities	Investment Companies Overseen
Name of Trustee	in the Trust	by Trustee in Family
Jana W. Greer	0	0
As of December 31, 2009, no Independent Trustees nor any of their immediate family members owned beneficially or of record any securities in the Adviser or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.
The following table sets forth information summarizing the compensation of each of the Trustees for his/her services as Trustee for the fiscal year ended March 31, 2010.
Compensation Table

		Pension or
	Aggregate	Retirement	Total Compensation
	Compensation	Benefits Accrued as	from Trust and Fund
	from	Part of Trust	Complex Paid to
Trustee	Trust	Expenses	Trustees*
Garrett F. Bouton	$45,190.16	N/A	$140,000.00
Carl D. Covitz	$45,190.16	N/A	$140,000.00
Jane Jelenko	$45,190.16	N/A	$140,000.00
Gilbert T. Ray	$45,190.16	N/A	$140,000.00
Allan L. Sher	$46,571.30	N/A	$150,000.00
Bruce G. Willison	$66,148.46	N/A	$207,500.00

*	Includes SunAmerica Series Trust and the Trust.

49

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT
The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the management of the Trust and its day-to-day affairs. SAAMCo is a wholly-owned subsidiary of AIG, a leading U.S.-based international insurance organization.
AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance related activities and financial services in the United States and abroad. AIG’s primary activities include both general and life insurance operations. Other significant activities include financial services, retirement savings and asset management.
On March 4, 2009, AIG, the ultimate parent of SAAMCo, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Credit Facility Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the “FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. The Credit Facility Trust has approximately 79.8% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.8% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.
The Agreement provides that SAAMCo shall act as investment adviser to the Trust, manage the Trust’s investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of SAAMCo’s officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders’ meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of SAAMCo or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.
The Agreement, after initial approval with respect to each Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Agreement. The Agreement also provides for automatic termination upon assignment.
At a meeting held on September 30, 2009, the Board, including the Independent Trustees, approved the existing Agreement with SAAMCo with respect to each Portfolio.
Under the terms of the Agreement, SAAMCo is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.
As compensation for its services, SAAMCo receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio at the following annual rates:

50

Portfolio	Advisory Fee (as a percentage of Assets)
Allocation Growth Portfolio		0.10%
Allocation Moderate Growth Portfolio		0.10%
Allocation Moderate Portfolio		0.10%
Allocation Balanced Portfolio		0.10%
Asset Allocation: Diversified Growth Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
Cash Management Portfolio[1]	First $100 million	0.475%
	Next $400 million	0.450%
	Next $500 million	0.425%
	Over $1 billion	0.400%
Diversified Fixed Income Portfolio	First $200 million	0.70%
	Next $200 million	0.65%
	Over $400 million	0.60%
Focus Growth and Income Portfolio	First $250 million	1.00%
	Next $250 million	0.95%
	Over $500 million	0.90%
Focus Growth Portfolio	First $250 million	1.00%
	Next $250 million	0.95%
	Over $500 million	0.90%
Focus TechNet Portfolio	First $250 million	1.20%
	Next $250 million	1.10%
	Over $500 million	1.00%
Focus Value Portfolio	First $250 million	1.00%
	Next $250 million	0.95%
	Over $500 million	0.90%
International Equity Portfolio	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
Large Cap Composite Portfolio	First $250 million	0.80%
	Next $250 million	0.75%
	Over $500 million	0.70%
Large Cap Growth Portfolio	First $250 million	0.80%
	Next $250 million	0.75%
	Over $500 million	0.70%
Large Cap Value Portfolio	First $250 million	0.80%
	Next $250 million	0.75%
	Over $500 million	0.70%
Mid Cap Growth Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
Mid Cap Value Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
Multi-Managed Growth Portfolio	First $250 million	0.89%
	Next $250 million	0.84%
	Over $500 million	0.79%
Multi-Managed Income/Equity Portfolio	First $250 million	0.81%
	Next $250 million	0.76%
	Over $500 million	0.71%
Multi-Managed Income Portfolio	First $250 million	0.77%
	Next $250 million	0.72%
	Over $500 million	0.67%

51

Portfolio	Advisory Fee (as a percentage of Assets)
Multi-Managed Moderate Growth Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
Real Return Portfolio[2]	First $500 million	0.60%
	Over $500 million	0.55%
Small Cap Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
Stock Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
The term “assets” means the average daily net assets of each Portfolio.

[1]	Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.

[2]	Prior to January 19, 2010, the advisory fees for the Real Return Portfolio were as follows:

0.80% — first $200 million
0.75% — next $300 million
0.70% — over $500 million
The following table sets forth the total advisory fees received by SAAMCo from each Portfolio pursuant to the Agreement for the past three fiscal years.
Advisory Fees

	2010		2009		2008
	% of Net	Dollar	% of Net	Dollar	% of Net	Dollar
Portfolio	Assets	Amount	Assets	Amount	Assets	Amount
Allocation Balanced Portfolio	0.10%	$157,054	0.10%	$128,567	0.10%	$100,762
Allocation Growth Portfolio	0.10%	$128,875	0.10%	$153,298	0.10%	$204,012
Allocation Moderate Growth Portfolio	0.10%	$514,328	0.10%	$443,826	0.10%	$359,892
Allocation Moderate Portfolio	0.10%	$240,653	0.10%	$225,293	0.10%	$215,287
Asset Allocation: Diversified Growth Portfolio*	0.85%	$1,949,216	0.84%	$2,291,191	0.83%	$3,182,941
Cash Management Portfolio	0.45%	$640,139	0.44%	$759,290	0.45%	$515,517
Diversified Fixed Income Portfolio	0.68%	$2,258,096	0.68%	$2,104,294	0.69%	$1,832,835
Focus Growth and Income	1.00%	$374,624	1.00%	$522,385	1.00%	$858,984
Focus Growth Portfolio	1.00%	$697,264	1.00%	$900,537	1.00%	$1,285,031
Focus TechNet Portfolio**	1.20%	$331,846	1.20%	$365,233	1.20%	$531,179
Focus Value Portfolio	1.00%	$844,476	1.00%	$1,214,118	1.00%	$1,761,096
International Equity Portfolio	0.94%	$2,723,428	0.94%	$3,137,500	0.93%	$4,048,541
Large Cap Composite Portfolio	0.80%	$192,561	0.80%	$259,959	0.80%	$412,266
Large Cap Growth Portfolio	0.80%	$1,949,644	0.80%	$1,694,120	0.80%	$2,156,167
Large Cap Value Portfolio	0.79%	$2,366,948	0.79%	$2,614,401	0.78%	$2,888,592
Mid Cap Growth Portfolio	0.85%	$765,722	0.85%	$968,069	0.85%	$1,468,830
Mid Cap Value Portfolio	0.85%	$1,106,931	0.85%	$1,352,788	0.85%	$1,944,613
Multi-Managed Growth Portfolio	0.89%	$811,512	0.89%	$1,007,256	0.89%	$1,394,357
Multi-Managed Income/Equity Portfolio	0.81%	$1,059,074	0.81%	$1,346,000	0.81%	$1,899,365
Multi-Managed Income Portfolio	0.77%	$778,532	0.77%	$945,776	0.77%	$1,210,283
Multi-Managed Moderate Growth Portfolio	0.85%	$1,484,503	0.85%	$1,812,746	0.84%	$2,533,692
Real Return Portfolio	0.76%	$1,063,038	0.80%	$1,018,993	0.80%	$908,180
Small Cap Portfolio	0.85%	$1,422,048	0.85%	$1,439,096	0.85%	$1,769,276
Stock Portfolio	0.85%	$1,562,793	0.85%	$1,850,888	0.84%	$2,584,857

52

*	Effective October 1, 2005, the Adviser voluntarily agreed to, until further notice, waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the year ended March 31, 2010, the amount of advisory fees waived were $229,319.

**	Effective October 2, 2007, the Adviser voluntarily agreed to, until further notice, waive 0.15% of investment advisory fees for the Focus TechNet Portfolio. For the year ended March 31, 2010, the amount of advisory fees waived were $41,481.

The following table sets forth the advisory fees retained by SAAMCo with respect to the Portfolios after SAAMCo pays all subadvisory fees paid to the other Managers of the Seasons Portfolio past three fiscal years:

	2010		2009		2008
	% of Net	Dollar	% of Net	Dollar	% of Net	Dollar
Portfolio	Assets	Amount	Assets	Amount	Assets	Amount
Allocation Balanced Portfolio	0.01%	$15,705	0.01%	$12,856	0.01%	$10,074
Allocation Growth Portfolio	0.01%	$12,887	0.01%	$15,329	0.01%	$20,400
Allocation Moderate Growth Portfolio	0.01%	$57,445	0.01%	$44,933	0.01%	$35,985
Allocation Moderate Portfolio	0.01%	$24,065	0.01%	$22,530	0.01%	$21,525
Asset Allocation: Diversified Growth Portfolio	0.42%	$956,938	0.42%	$1,147,443	0.43%	$1,661,213
Cash Management Portfolio	0.35%	$502,470	0.35%	$602,256	0.35%	$404,379
Diversified Fixed Income Portfolio	0.54%	$1,796,567	0.54%	$1,679,138	0.55%	$1,453,267
Focus Growth and Income	0.69%	$258,377	0.69%	$359,705	0.69%	$591,741
Focus Growth Portfolio	0.67%	$468,425	0.64%	$579,062	0.65%	$841,247
Focus TechNet Portfolio	0.77%	$211,987	0.69%	$209,184	0.73%	$324,604
Focus Value Portfolio	0.55%	$461,385	0.55%	$666,884	0.55%	$973,229
International Equity Portfolio	0.52%	1,504,545	0.51%	$1,683,993	0.50%	$2,171,621
Large Cap Composite Portfolio	0.61%	$147,328	0.60%	$195,728	0.60%	$309,456
Large Cap Growth Portfolio	0.43%	$1,045,533	0.40%	$839,199	0.40%	$1,082,660
Large Cap Value Portfolio	0.48%	$1,446,869	0.48%	$1,572,239	0.47%	$1,756,021
Mid Cap Growth Portfolio	0.53%	$475,841	0.52%	$595,806	0.54%	$925,834
Mid Cap Value Portfolio	0.51%	$663,095	0.49%	$783,989	0.50%	$1,133,233
Multi-Managed Growth Portfolio	0.58%	$529,635	0.58%	$653,277	0.58%	$904,829
Multi-Managed Income/Equity Portfolio	0.57%	$741,084	0.58%	$958,631	0.58%	$1,364,357
Multi-Managed Income Portfolio	0.57%	$574,890	0.58%	$713,877	0.59%	$927,333
Multi-Managed Moderate Growth Portfolio	0.59%	$1,024,308	0.59%	$1,254,715	0.58%	$1,754,314
Real Return Portfolio	0.46%	$639,892	0.46%	$581,310	0.44%	$501,462
Small Cap Portfolio	0.67%	$1,127,781	0.66%	$1,117,050	0.66%	$1,381,940
Stock Portfolio	0.43%	$787,361	0.43%	$936,768	0.43%	$1,314,934
SAAMCo has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios’ average net assets:

	Class 1	Class 2	Class 3

Allocation Balanced Portfolio	N/A	N/A	0.35%
Allocation Growth Portfolio	N/A	N/A	—
Allocation Moderate Growth Portfolio	N/A	N/A	—
Allocation Moderate Portfolio	N/A	N/A	—
Asset Allocation: Diversified Growth Portfolio	—	—	—
Cash Management Portfolio	—	—	—
Diversified Fixed Income Portfolio	—	—	—
Focus Growth and Income Portfolio	N/A	1.45%	1.55%
Focus Growth Portfolio	1.30%	1.45%	1.55%
Focus TechNet Portfolio	N/A	1.65%	1.75%
Focus Value Portfolio	N/A	1.45%	1.55%
International Equity Portfolio	1.30%	1.45%	1.55%
Large Cap Composite Portfolio	1.10%	1.25%	1.35%

53

	Class 1	Class 2	Class 3

Large Cap Growth Portfolio	—	—	—
Large Cap Value Portfolio	—	—	—
Mid Cap Growth Portfolio	—	—	—
Mid Cap Value Portfolio	—	—	—
Multi-Managed Growth Portfolio	—	—	—
Multi-Managed Income/Equity Portfolio	—	—	—
Multi-Managed Income Portfolio	—	—	—
Multi-Managed Moderate Growth Portfolio	—	—	—
Real Return Portfolio	N/A	N/A	—
Small Cap Portfolio	1.15%	1.30%	1.40%
Stock Portfolio	—	—	—
SAAMCo also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio’s investors. SAAMCo may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by SAAMCo with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.
For the past three fiscal years, SAAMCo voluntarily waived fees or reimbursed expenses for all classes of shares, which are not included as part of the advisory fee table as follows:

	2010	2009	2008
Allocation Balanced Portfolio	—	—	—
Allocation Growth Portfolio	—	—	—
Allocation Moderate Growth Portfolio	—	—	—
Allocation Moderate Portfolio	—	—	—
Asset Allocation: Diversified Growth Portfolio	—	—	—
Cash Management Portfolio	—	—	—
Diversified Fixed Income Portfolio	—	—	—
Focus Growth and Income Portfolio	—	—	—
Focus Growth Portfolio	—	—	—
Focus TechNet Portfolio	$19,355	$12,576	$13,641
Focus Value Portfolio	—	—	—
International Equity Portfolio	—	—	—
Large Cap Composite Portfolio	$123,810	$125,268	$94,121
Large Cap Growth Portfolio	—	—	—
Large Cap Value Portfolio	—	—	—
Mid Cap Growth Portfolio	—	—	—
Mid Cap Value Portfolio	—	—	—
Multi-Managed Growth Portfolio	—	—	—
Multi-Managed Income/Equity Portfolio	—	—	—
Multi-Managed Income Portfolio	—	—	—
Multi-Managed Moderate Growth Portfolio	—	—	—
Real Return Portfolio	—	—	—
Small Cap Portfolio	—	—	—
Stock Portfolio	—	—	—
Certain Portfolios had recoupments for the past three fiscal years for all classes of shares, which are not included as part of the advisory fee table as follows:

	2010	2009	2008
Allocation Balanced Portfolio	—	—	—
Allocation Growth Portfolio	—	—	—
Allocation Moderate Growth Portfolio	—	—	—
Allocation Moderate Portfolio	—	—	—
Asset Allocation: Diversified Growth Portfolio	—	—	—
Cash Management Portfolio	—	—	—
Diversified Fixed Income Portfolio	—	—	—

54

	2010	2009	2008
Focus Growth and Income Portfolio	—	—	—
Focus Growth Portfolio	—	—	—
Focus TechNet Portfolio	$5,964	$9,586	$26,839
Focus Value Portfolio	—	—	—
International Equity Portfolio	—	—	—
Large Cap Composite Portfolio	—	$3,676	—
Large Cap Growth Portfolio	—	—	—
Large Cap Value Portfolio	—	—	—
Mid Cap Growth Portfolio	—	—	—
Mid Cap Value Portfolio	—	—	—
Multi-Managed Growth Portfolio	—	—	—
Multi-Managed Income/Equity Portfolio	—	—	—
Multi-Managed Income Portfolio	—	—	—
Multi-Managed Moderate Growth Portfolio	—	—	—
Real Return Portfolio	—	—	—
Small Cap Portfolio	—	—	—
Stock Portfolio	—	—	—
The remaining balances subject to recoupment are as follows:

	2010	2009	2008
Allocation Balanced Portfolio	—	—	—
Allocation Growth Portfolio	—	—	—
Allocation Moderate Growth Portfolio	—	—	—
Allocation Moderate Portfolio	—	—	—
Asset Allocation: Diversified Growth Portfolio	—	—	—
Focus Growth and Income Portfolio	—	—	—
Focus Growth Portfolio	—	—	—
Focus TechNet Portfolio	$31,931	$36,195	$33,205
Focus Value Portfolio	—	—	—
International Equity Portfolio	—	—	—
Large Cap Composite Portfolio	$248,599	$219,389	$158,820
Large Cap Growth Portfolio	—	—	—
Large Cap Value Portfolio	—	—	—
Mid Cap Growth Portfolio	—	—	—
Mid Cap Value Portfolio	—	—	—
Multi-Managed Growth Portfolio	—	—	—
Multi-Managed Income/Equity Portfolio	—	—	—
Multi-Managed Income Portfolio	—	—	—
Multi-Managed Moderate Growth Portfolio	—	—	—
Real Return Portfolio	—	—	—
Small Cap Portfolio	—	—	—
Stock Portfolio	—	—	—
SUBADVISORY AGREEMENTS
BAMCO, Inc. (“BAMCO”), ClearBridge Advisors LLC (“ClearBridge”), BofA Advisors, LLC (formerly, Columbia Management Advisors, LLC) (“BofA Advisors”), GSAM, Ibbotson Associates Advisors, LLC (“Ibbotson”), Janus, J.P. Morgan Investment Management Inc. (“JPMorgan”), Lord, Abbett & Co. LLC (“Lord Abbett”), Marsico Capital Management, LLC (“Marsico”), Northern Trust Investments, N.A. (“NTI”), PineBridge Investments, LLC (formerly AIG Global Investment Corp. (“AIGGIC”) (“PineBridge”), Putnam Investment Management, L.L.C. (“Putnam”), RCM Capital Management LLC (“RCM”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Third Avenue Management LLC (“Third Avenue”), Thornburg Investment Management, Inc. (“Thornburg”) and Wellington Management Company, LLP (“Wellington Management”) act as Managers to certain of the Portfolios pursuant to various Subadvisory Agreements with SAAMCo.

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SAAMCo manages the Aggressive Growth and portions of the Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, Diversified Fixed Income Portfolio and Focus TechNet Portfolio. SAAMCo may terminate any agreement with a Manager without shareholder approval. Moreover, SAAMCo has received an exemptive order from the SEC that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Portfolios with Managers approved by the Board without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Managers for new or existing Portfolios, change the terms of particular agreements with Managers or continue the employment of existing Managers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Manager changes.
The following chart shows the Managers to each Portfolio and Managed Component:

Portfolio Management allocated
Portfolio	among the following Managers
Allocation Growth Portfolio	Ibbotson

Allocation Moderate Growth Portfolio	Ibbotson

Allocation Moderate Portfolio	Ibbotson

Allocation Balanced Portfolio	Ibbotson

Asset Allocation: Diversified Income Portfolio	Putnam

Cash Management Portfolio	BofA Advisors

Diversified Fixed Income Portfolio	PineBridge SAAMCo Wellington Management

Focus Growth and Income Portfolio	SAAMCo Marsico Thornburg

Focus Growth Portfolio	SAAMCo Janus Marsico

Focus TechNet Portfolio	RCM SAAMCo BAMCO

Focus Value Portfolio	NTI Third Avenue JPMorgan

International Equity Portfolio	PineBridge Janus Lord Abbett

Large Cap Composite Portfolio	SAAMCo T. Rowe Price

Large Cap Growth Portfolio	SAAMCo GSAM Janus

Large Cap Value Portfolio	SAAMCo T. Rowe Price Wellington Management

Mid Cap Growth Portfolio	SAAMCo T. Rowe Price Wellington Management

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Portfolio Management allocated
Portfolio	among the following Managers
Mid Cap Value Portfolio	SAAMCo GSAM Lord Abbett

Multi-Managed Growth Portfolio	Janus (through Growth component/)

Lord Abbett (through Balanced component)

PineBridge (through Balanced component)

SAAMCo (through Aggressive Growth component)

Wellington Management (through Fixed Income component)

Multi-Managed Income/Equity Portfolio	Janus (through Growth component)

Lord Abbett (through Balanced component)

PineBridge (through Balanced component)

Wellington Management (through Fixed Income component)

Multi-Managed Income Portfolio	Janus (through Growth component)

Lord Abbett (through Balanced component)

PineBridge (through Balanced component)

Wellington Management (through Fixed Income component)

Multi-Managed Moderate Growth Portfolio	Janus (through Growth component)

Lord Abbett (through Balanced component)

PineBridge (through Balanced component)

SAAMCo (through Aggressive Growth component )

Wellington Management (through Fixed Income component)

Real Return Portfolio	Wellington Management

Small Cap Portfolio	ClearBridge SAAMCo

Stock Portfolio	T. Rowe Price
Each of the other Managers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the other Managers’ fees. BAMCO is a wholly owned subsidiary of Baron Capital Group, Inc., which is controlled by Ronald Baron. BofA Advisors is a wholly-owned subsidiary of Bank of America NA, which in turn is a wholly owned banking subsidiary of Bank of America Corporation. ClearBridge is a wholly-owned subsidiary of Legg Mason Inc. GSAM is a separate operating division of Goldman, Sachs & Co., a New York limited partnership. Goldman Sachs Group, Inc., a public company, controls GSAM. Ibbotson is a wholly owned subsidiary of Ibbotson Associates, Inc. Janus is a majority-owned direct subsidiary of Janus Capital Group Inc. JPMorgan is an indirect wholly owned subsidiary of JPMorgan Chase & Co. Lord Abbett is a privately held investment manager. Marsico is an indirect subsidiary of Marsico Management Equity, LLC, a Delaware limited liability company and is a registered investment adviser formed in 1997, which as of December 14, 2007 is independently owned. NTI is a subsidiary of The Northern Trust Company. PineBridge is a Delaware limited liability company and is a wholly owned subsidiary of PineBridge global Investment LLC, which is a wholly owned subsidiary of Bridge Partners, L.P., a company owned by Pacific Century Group, an Asian-based private investment group. Pacific Century Group is majority owned by Mr. Li Tzar Kai, Richard. Putnam Investment Management, LLC is

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a wholly-owned indirect subsidiary of Putnam Investments, LLC, which is indirectly owned by Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company. RCM is an indirect wholly owned subsidiary of Allianz SE. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company. Affiliated Managers Group, Inc. holds an indirect 60% equity interest in the business of Third Avenue. The remaining 40% of the business is held by senior management of Third Avenue, including Martin J. Whitman, as well as the children of Mr. Whitman. Thornburg is a privately held company. Wellington Management is a Massachusetts limited liability partnership.
SAAMCo pays each Manager to the Seasons Portfolios a monthly fee with respect to each Portfolio for which such Manager performs services, computed on average daily net assets. SAAMCo has received an exemptive order that, among other things, permits the Trust to disclose to shareholders the Managers’ fees only in the aggregate for each Portfolio other than for those Portfolios managed by AIGGIC, an affiliated Manager through March 26, 2010. The aggregate annual rates, as a percentage of daily net assets, of the fees payable by SAAMCo to the Manager for each Portfolio may vary according to the level of assets of each Portfolio.
The following table sets forth the aggregate subadvisory fees paid to the other Managers of the Seasons Portfolios by SAAMCo for the past three fiscal years:

	2010		2009		2008
	% of
	Net	Dollar	% of Net	Dollar	% of Net	Dollar
Portfolio	Assets	Amount	Assets	Amount	Assets	Amount
Allocation Balanced Portfolio	0.09%	$141,349	0.09%	$115,711	0.09%	$90,688
Allocation Growth Portfolio	0.09%	$115,988	0.09%	$137,969	0.09%	$183,612
Allocation Moderate Growth Portfolio	0.09%	$456,883	0.09%	$398,893	0.09%	$323,907
Allocation Moderate Portfolio	0.09%	$216,588	0.09%	$202,763	0.09%	$193,762
Asset Allocation: Diversified Growth Portfolio	0.43%	$992,278	0.42%	$1,143,748	0.40%	$1,521,728
Cash Management Portfolio	0.10%	$137,669	0.09%	$157,034	0.10%	$111,138
Diversified Fixed Income Portfolio	0.14%	$461,529	0.14%	$425,156	0.14%	$379,568
Focus Growth and Income Portfolio	0.31%	$116,248	0.31%	$162,680	0.31%	$267,243
Focus Growth Portfolio	0.33%	$228,839	0.36%	$321,475	0.35%	$443,784
Focus TechNet Portfolio	0.43%	$119,859	0.51%	$156,049	0.47%	$206,575
Focus Value Portfolio	0.45%	$383,091	0.45%	$547,234	0.45%	$787,867
International Equity Portfolio	0.42%	$1,218,883	0.43%	$1,453,507	0.43%	$1,876,920
Large Cap Composite Portfolio	0.19%	$45,233	0.20%	$64,231	0.20%	$102,810
Large Cap Growth Portfolio	0.37%	$904,111	0.40%	$854,921	0.40%	$1,073,507
Large Cap Value Portfolio	0.31%	$920,079	0.31%	$1,042,162	0.31%	$1,132,571
Mid Cap Growth Portfolio	0.32%	$289,881	0.33%	$372,263	0.31%	$542,996
Mid Cap Value Portfolio	0.34%	$443,836	0.36%	$568,799	0.35%	$811,380
Multi-Managed Growth Portfolio	0.31%	$281,877	0.31%	$353,979	0.31%	$489,528
Multi-Managed Income/Equity Portfolio	0.24%	$317,990	0.23%	$387,369	0.23%	$535,008
Multi-Managed Income Portfolio	0.20%	$203,642	0.19%	$231,899	0.18%	$282,950
Multi-Managed Moderate Growth Portfolio	0.26%	$460,195	0.26%	$558,031	0.26%	$779,378

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	2010		2009		2008
	% of
	Net	Dollar	% of Net	Dollar	% of Net	Dollar
Portfolio	Assets	Amount	Assets	Amount	Assets	Amount
Real Return Portfolio	0.30%	$423,146	0.34%	$437,683	0.36%	$406,718
Small Cap Portfolio	0.18%	$294,267	0.19%	$322,046	0.19%	$387,336
Stock Portfolio	0.42%	$775,432	0.42%	$914,120	0.41%	$1,269,923
For the past three fiscal years, SAAMCo paid AIGGIC fees for services rendered as shown below:

	2010		2009		2008
	% of Net	Dollar	% of Net	Dollar	% of Net	Dollar
Portfolio	Assets	Amount	Assets	Amount	Assets	Amount
Diversified Fixed Income Portfolio	0.07%	$224,791	0.09%	$287,318	0.09%	$248,056
International Equity Portfolio	0.04%	$105,533	0.05%	$166,557	0.05%	$215,663
Large Cap Composite Portfolio	0.01%	$2,567	0.02%	$5,287	0.02%	$8,476
Large Cap Growth Portfolio	0.02%	$52,058	0.03%	$67,149	0.03%	$85,585
Large Cap Value Portfolio	0.02%	$59,311	0.03%	$101,906	0.03%	$118,680
Mid Cap Growth Portfolio	0.02%	$17,676	0.03%	$34,624	0.03%	$54,870
Mid Cap Value Portfolio	0.02%	$27,285	0.03%	$50,429	0.03%	$73,922
Real Return Portfolio	0.13%	$179,257	0.20%	$248,491	0.20%	$222,842
Small Cap Portfolio	0.01%	$24,247	0.02%	$42,192	0.02%	$51,401
     At its meeting held on September 30, 2009, the Board, including the Independent Trustees, considered and approved the Subadvisory Agreements with respect to each of the Portfolios.

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PORTFOLIO MANAGERS
Other Client Accounts
The portfolio managers primarily responsible for the day-to-day management of the Portfolios, each of whom are listed in the Prospectus, are often engaged in the management of various other accounts (“Other Client Accounts”). The total number of Other Client Accounts managed by each portfolio manager (whether managed as part of a team or individually) and the total assets in those accounts, as of March 31, 2010, is provided in the table below. If an Other Client Account receives all or part of its fees based on its performance, the number of accounts and assets in such accounts has been provided in parentheses.

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			Other Client Accounts
			(As of March 31, 2010)
			Registered Investment				Pooled Investment
			Companies				Vehicles				Other Accounts
	Advisers/		No. of		Assets		No. of		Assets		No. of		Assets
Portfolio	Subadviser	Portfolio Manager	Accounts		($ millions)		Accounts		($millions)		Accounts		($millions)
Seasons Managed Allocation Portfolios	Ibbotson	Chen, Peng	18			$3,326.9	—			—	569,966			$45,386.8
		Scherkenbach, Carrie	5			$184.6	—			—	5			$23,891.8
		Wentsel, Scott	18			$3,326.9	—			—	115			$30,853.2
Asset Allocation: Diversified Growth	Putnam	Kea, Robert J.	29	(2)	$ $	6,244 (813)	97			$5,404	—			—
		Knight, Jeffrey L.	29	(2)	$ $	6,244 (813)	105			$8,370	—			—
		Schoen, Robert J.	29	(2)	$ $	6,244 (813)	100			$5,754	—			—
Cash Management	BofA Advisors	Albright, Dale	7			$43,321.6	—			—	4			$0.404
		Ford, Patrick	7			$43,321.6	—			—	3			$1,8
		McKinley, Erica	7			$43,321.6	—			—	1			$0.1
Diversified Fixed Income	PineBridge	Campion, Timothy	3			$1,333.1	4	(1)	$ $	404.9 (221,8)	9	(2)	$ $	1,404.2 (510.2)
		Dunlevy, John	10			$352.4	2			$105	8			$255.8
		Kelly, Mike	6			$1,707.3	6	(1)	$ $	543.7 (221.8)	11	(3)	$ $	1,473.7 (561.9)
		Lindvall, Tim	11			$757.2	—			—	8			$1,717.3
		Mittal, Rajeev	5			$1,900	2			$46,	11	(2)	$ $	1,580 (70)
		Petermann Bryan	11			$757.2	—			—	8			$1,717.3
		Vanden Assem, Robert	13			$1,103.5	1			$18,5	13	(2)	$ $	2,256.1 (446)
		Yavanovic, John	11			$757.2	—			—	8			$1,717.3
	SAAMCo	Cheah, Michael	3			$702.0	—			—	—			—
	Wellington Management	Hill III, Lucius T.	6			$8,435.4	6			$2,632.3	13			$7,328.6
		St. John, Scott I.	6			$8,435.4	9			$3,102.7	31			$8,907.8
Focus Growth and Income	SAAMCo	Neimeth, Steven A	$4			$381.1	—			—	—			—
	Marsico	Marsico, Thomas F.	30			$20,326	15			$2,390	133			$14,101
	Thornburg	Walden, W. Vinson	2			$502	1			$23	1			$85
Focus Growth	SAAMCo	Massey, John	6			$900.8	—			—	—			—
	Janus	Sachs, Ron	12			$21,903.5	1			$58,8	8			$2,359
	Marsico	Marsico, Thomas F.	30			$20,315	15			$2,390	133			$14,101
Focus TechNet	BAMCO	Lippert, Michael	1			$182.3	—			—	—			—
	RCM Capital	Price, Jr., Walter C.	6			$2,266	6			$260	10			$544
	SAAMCo	Sheridan, Andrew	5			$401.9	—			—	—			—
Focus Value	NTI	Atkins, Stephen G.	1			$217.5	—			—	—			—
	JP Morgan	Simon, Jonathon K.L.	11			$8,333	6			$1,376	27			$1,904
	Third Avenue	Crawford, Kathleen	4			$2,068	3			$526	—			—
		Lapey, Ian	4			$7,273	5			$669	—			—
International Equity	PineBridge	Cai, Lan	2			$1,200.7	4	(1)	$ $	404.9 (221.8)	7	(3)	$ $	1,039.5 (561.9)
		Campion, Timothy	3			$1,333.1	4	(1)	$ $	404.9 (221,8)	9	(2)	$ $	1,404.2 (510.2)
		Kelly, Mike	6			$1,707.3	6	(1)	$ $	543.7 (221.8)	11	(3)	$ $	1,473.7 (561.9)
	Janus	McManus, Julian	—			—	—			—	—			—
		Scott, Guy	—			—	—			—	—			—

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			Other Client Accounts
			(As of March 31, 2010)
			Registered Investment		Pooled Investment
			Companies		Vehicles				Other Accounts
	Advisers/		No. of	Assets	No. of		Assets		No. of		Assets
Portfolio	Subadviser	Portfolio Manager	Accounts	($ millions)	Accounts		($millions)		Accounts		($millions)
		Wellso, Carmel	—	—	—			—	—			—
	Lord Abbett	McBride, Vincent J.	2	$1,292.6	2			$15.7	910			$686.9
		Sharon, Harold E	8	$4,261.7	2			$15.7	910			$686.9
Large Cap Composite	SAAMCo	Kurtz, James	10	$7,467.4	—			—	—			—
		Neimeth, Steven	4	$385.4	—			—	—			—
	T. Rowe Price	Bartolo, P. Robert.	11	$26,405.2	1			$195.7	9			$646.2
Large Cap Growth	SAAMCo	Kurtz, James	10	$7,384.5	—			—	—			—
	GSAM	Barry, Steven M.	13	$7,532	2			$25	298	(12)	$ $	16,440 (2,820)
		Shell, David G.	13	$7,532	2			$25	298	(12)	$ $	16,440 (2,820)
	Janus	Sachs, Ron	12	$21,903.5	1			$58,8	8			$2,359
Large Cap Value	SAAMCo	Kurtz, James	10	$7,372.9	—			—	—			—
	T. Rowe Price	Rogers, Brian C.	14	$26,708.2	2			$1,086.0	11			$747.6
	Wellington Management	Link, Ian R.	2	$1,262.8	—			—	—			—
Mid Cap Growth	SAAMCo	Kurtz, James	10	$7,443.7	—			—	—			—
	T. Rowe Price	Easley, Donald J.	—	—	—			—	2			$34.7
		Peters, Donald J.	8	$1,487.7	—			—	29			$1,276.2
	Wellington Management	Mortimer, Stephen C.	20	$9,713.0	2			$223,5	10			$1,188.5
		Carmen, Michael T.	11	$7,371,2	8			$591.7	10			$1,012.5
Mid Cap Value	SAAMCo	Kurtz, James	10	$7,427.6	—			—	—			—
	GSAM	Braun, Andrew	7	$12,900	2	(2)	$ $	84 (84)	176	(1)	$ $	10,847 (130)
		Bamford, Dolores	8	$14,771	2	(2)	$ $	84 (84)	192	(2)	$ $	12,074 (236)
		Carroll, Scott	8	$14,771	2	(2)	$ $	84 (84)	192	(2)	$ $	12,074 (236)
		Gallagher, Sean	7	$12,900	2	(2)	$ $	84 (84)	176	(1)	$ $	10,847 (130)
	Lord Abbett	Diamond, Jeff	4	$3,471.0	—			—	9			$276.4
		Fetch, Robert P.	14	$10,000.2	2			$300.4	96			$961.7
Multi-Managed Portfolios - Aggressive component	SAAMCo	Sheridan, Andrew	5	$393.0	—			—	—			—
Multi-Managed Portfolios — Equity sleeve of Balanced component	Lord Abbett	Frascarelli, Daniel H.	7	$12,969.5	1			$89.5	—			—
		Reynolds, Randy	3	$1,349.3	1			$89.5	—			—
Multi-Managed Portfolios - Fixed Income sleeve of Balanced component	PineBridge	Lindvall, Tim	11	$757.2	—			—	8			$1,717.3
		Petermann Bryan	11	$757.2	—			—	8			$1,717.3
		Yavanovic, John	11	$757.2	—			—	8			$1,717.3
Multi-Managed Portfolios — Fixed Income component	Wellington Management	Goodman, Campe	—	—	8			$931.8	12			$2,320.4

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			Other Client Accounts
			(As of March 31, 2010)
			Registered Investment		Pooled Investment
			Companies		Vehicles				Other Accounts
	Advisers/		No. of	Assets	No. of		Assets		No. of	Assets
Portfolio	Subadviser	Portfolio Manager	Accounts	($ millions)	Accounts		($millions)		Accounts	($millions)
		Hill, III, Lucius T.	3	$8,296.2	6			$2,632.3	13	$7,328.6
		Jones, Christopher A.	7	$486.6	10			$846,8	22	$809.3
		Marvan, Joseph F.	—	—	18			$1,293.9	27	$7,379.9
		St. John, Scott I.	3	$8,296.2	9			$3,102.7	31	$8,907.8
Multi-Managed Portfolios — Growth component	Janus	Sachs, Ron	12	$21,903.5	1			$58,8	8	$2,359
Real Return	Wellington Management	Politi, Lindsay Thrift	2	$418.9	5			$175.6	9	$556.4
Small Cap	ClearBridge	Bourguignon, Mark	3	$613.4	1	(1)	$ $	8.1 (8.1)	61	$9.4
		Chin, Marina	3	$613.4	1	(1)	$ $	8.1 (8.1)	61	$9.4
		Feasey, Mark	3	$613.4	1	(1)	$ $	8.1 (8.1)	61	$9.4
		Hable, Peter J.	6	$4,512.6	3	(1)	$ $	168.0 (8.1)	24,108	$5,564.2
		Kang, Michael	3	$613.4	1	(1)	$ $	8.1 (8.1)	61	$9.4
	SAAMCo	Kurtz, James	10	$7,413.2	—			—	—	—
		Sheridan, Andrew	5	$349.0	—			—	—	—
Stock Portfolio	T. Rowe Price	Bartolo, P. Robert	11	$26,405.2	1			$195.7	9	$646.2
Potential Conflicts of Interest
As shown in the tables above, the Portfolio Managers are responsible for managing other accounts for multiple clients, including affiliated clients, (“Other Client Accounts”) in addition to the Portfolios. In certain instances, conflicts may arise in their management of a Portfolio and such Other Client Accounts. The Portfolio Managers aim to conduct their activities in such a manner that permits them to deal fairly with each of their clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. Notwithstanding, transactions, holdings and performance, among others, may vary among a Portfolio and such Other Client Accounts.
•	Trade Allocations. Conflicts may arise between the Portfolio and Other Client Accounts in the allocation of trades among the Portfolio and the Other Client Accounts. For example, a Manager may determine that there is a security that is suitable for a Portfolio, as well as, for Other Client Accounts that have a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, or the Manager and/or Portfolio Manager may take “short” positions in Other Client Accounts with respect to securities held “long” within a Portfolio, or vice-versa, which may adversely affect the value of securities held by the Portfolio. In certain instances, the Adviser and/or Portfolio Manager may have ownership or different interests in Other Client Accounts, including different compensation with respect to Other Client Accounts, such as incentive fees. Such ownership or different interests may cause a conflict of interest. The Trusts and the Manager generally have adopted policies, procedures and/or practices regarding the allocation of trades and brokerage, which the Trusts and Manager believe address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). Subject to cash and security availability and lot size, among other factors, the policies, procedures and/or practices generally require that securities be allocated among the Portfolios and Other Client Accounts with a similar investment objective in a manner that is fair, equitable and consistent with their fiduciary obligations to each.
•	Allocation of Portfolio Managers’ Time. The Portfolio Managers’ management of the Portfolios and Other Client Accounts may result in the portfolio manager devoting a disproportionate amount of time and attention to the management of a Portfolio and Other Client Accounts if the Portfolios and Other Client Accounts have

63

different objectives, benchmarks, time horizons, and fees. Generally, the Adviser and Manager seek to manage such competing interests for the time and attention of the Portfolio Managers. Although the Managers do not track the time a portfolio manager spends on the Portfolio or a single Other Client Account, certain Managers periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such Portfolio Manager’s accounts. In certain instances, Portfolio Managers may be employed by two or more employers. Where the Portfolio Manager receives greater compensation, benefits or incentives from one employer over another, the Portfolio Manager may favor one employer over the other (or Other Client Accounts) causing a conflict of interest.
•	Personal Trading by Portfolio Managers. The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, the Adviser’s and Managers’ Codes of Ethics will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, especially where such trading might give rise to a potential conflict of interest, there is no assurance that the Adviser’s and Manager’s Codes of Ethics will eliminate such conflicts. In some instances, a Manager may impose investment restrictions on Portfolio Managers responsible for managing hedge funds or certain other accounts in addition to those limitations provided by the Manager’s Code of Ethics.
Other than the conflicts described above, the Trust is not aware of any material conflicts that may arise in the connection with each Manager’s management of the Portfolios, investments and such Other Client Accounts.
Compensation
Pursuant to the Subadvisory Agreements, each Manager is responsible for paying its own expenses in connection with the management of the Portfolios, including the compensation of its Portfolio Managers. The structure and method of compensation of the Portfolio Managers, organized by Manager, is described below.
BAMCO. Mr. Lippert’s compensation includes a base salary and an annual bonus. His bonus is subjectively determined by BAMCO’s chief executive officer. It is based on the assessment of Mr. Lippert’s long-term investment performance, his respective overall contribution to BAMCO and BAMCO’s profitability.
BofA Advisors. BofA Advisors’ portfolio managers received all of their compensation from BofA Advisors and its parent company, BofA Global Capital Management Group, LLC, in the form of salary and variable pay. Variable compensation may be delivered in a combination of cash, a long term cash award, restricted stock shares/units or other forms of compensation at management’s discretion, and are valued according to BofA Advisors’ method of valuing all forms of compensation. A portfolio manager’s variable pay is generally based on (1) an evaluation of the manager’s investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, BofA Advisors generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager’s oversight relative to selected benchmarks and peer groups noted below, emphasizing the manager’s three- and five-year performance. BofA Advisors may also consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Portfolio Manager	Primary Benchmark(s)	Peer Group
Patrick Ford	30-day Treasury Bills	Lipper Money Market Variable Annuity Classification
Dale Albright	30-day Treasury Bills	Lipper Money Market Variable Annuity Classification
Erica McKinley	30-day Treasury Bills	Lipper Money Market Variable Annuity Classification
The size of the overall bonus pool each year is determined by BofA Global Capital Management Group, LLC and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and BofA Advisors’ profitability for the year, which is largely determined by assets under management.

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ClearBridge. ClearBridge investment professionals receive base salary, other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.
ClearBridge has incentive and deferred compensation plans (the “Plans”) for its investment professionals, including the fund’s portfolio manager(s) and research analysts. The Plans are designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Additionally, the deferred plans are designed to retain its investment professionals and reward long-term performance.
     Incentive Compensation.
     Investment performance is the key component in determining the final incentive award for all of ClearBridge’s investment professionals. A portfolio manager’s initial incentive award is based on the investment professional’s ongoing contribution to ClearBridge’s investment and business results and externally measured competitive pay practices for the portfolio manager’s position/experience within the firm. This award is then adjusted upward or downward (up to +/- 50%) based on investment performance during the most recent year over a rolling 1, 3, and 5 year time period. Product performance is ranked among a “peer group” of non-ClearBridge investment managers and the product’s pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the fund’s prospectus to which the fund’s average annual total returns are compared).
     The peer group of non-ClearBridge investment managers is defined by product style/type, vehicle type and geography and selected by independent vendors that track and provide (for a fee paid by ClearBridge) relevant peer group performance and ranking data (e.g. primarily Lipper or Callan).
     The 1, 3, and 5 year performance versus benchmark and peer group approximate effective weightings are 35% for trailing 1 year performance, 50% for trailing 3 year performance, and 15% for trailing 5 year performance.
     Lastly, the incentive award for an investment professional may also be adjusted by the ClearBridge Chief Investment Officer(s) based on other qualitative factors such as contribution to the firm and the development of investment staff.
     For ClearBridge’s centralized research professionals, there is an incentive compensation plan based on annual performance on a combined scorecard containing a portfolio manager questionnaire survey and stock picking performance. The analyst’s stock picks are tracked on a formal basis through Factset and make up a portion of the analyst’s overall scorecard performance. These stock picks are measured versus their respective sector indices.
     Deferred Award
     Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. For portfolio managers, 25% of this deferral is invested in their primary managed product while another 25% is invested in an elected proprietary ClearBridge sub-advised fund. Therefore, portfolio managers may potentially have 50% of their deferred award amount tracking the performance of their primary managed product. Every portfolio manager selects their primary product for the elective component. Legg Mason, ClearBridge’s parent company, then makes a company investment in the Legg Mason Partners funds equal to the deferral amounts by fund. This investment is a company asset held on the Legg Mason balance sheet and paid out to the employees upon vesting over a four year deferral period. The remaining 50% of the deferral is received in the form of Legg Mason restricted stock shares.
     For centralized research analysts, 50% of this deferral tracks the performance of up to two elected proprietary funds. Legg Mason then makes an investment at the company level into each of the funds in the deferral program based on the aggregate dollars deferred by each individual in that plan year (similar to the above description). The remaining 50% of the deferral is received in the form of Legg Mason restricted stock shares.
GSAM. Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the

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performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.
The benchmarks for these Funds are:
S&P 500/Citigroup Growth Index and Russell Midcap Value Index
The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.
Other Compensation—In addition to base salary and discretionary variable compensation, the Investment Adviser has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.
Ibbotson. Ibbotson’s investment management employees are compensated on salary plus bonus based on established management goals and business unit results.
Janus. The following describes the structure and method of calculating the portfolio manager’s compensation as of March 31, 2010. The portfolio managers are compensated for managing the International Equity, Focus Growth and Large Cap Growth Portfolios and the Multi-Managed Portfolios—Growth Component and any other funds, portfolios or accounts for which they have exclusive or shared responsibility (collectively, for this discussion, the “Managed Funds”) through two components: fixed compensation and variable compensation.
Fixed Compensation. Fixed compensation is paid in cash and is comprised of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).
Variable Compensation. Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of Janus Capital Group Inc. (“JCGI”) restricted stock, stock options and a cash-deferred award that is credited with income, gains and losses based on the performance of Janus mutual fund investments selected by the portfolio manager. Variable compensation is calculated based on pre-tax performance of the Managed Funds.
Variable compensation is structured to pay the portfolio manager primarily on the Managed Funds’ performance, with additional discretionary compensation available from one or more bonus pools as discussed below.
Aggregate compensation derived from the Managed Funds’ performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five- year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods. The compensation determined from the Managed Funds’ performance is then allocated to the respective portfolio manager.
A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.
Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all variable compensation in accordance with the JCGI’s Executive Income Deferral Program.

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The Focus Growth and Large Cap Growth Portfolios’ and the Multi-Managed Portfolios—Growth Component’s Lipper peer group for compensation purposes is the Large-Cap Growth Funds. The International Equity Portfolio’s Lipper peer group for compensation purposes is the International Funds.
JPMorgan. JPMorgan’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, may include mandatory notional investments (as described below) in selected mutual funds advised by JPMorgan or its affiliates. These elements reflect individual performance and the performance of the JPMorgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by JPMorgan or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
Lord Abbett. When used in this section, the term “fund” refers to the portion of each Portfolio managed by Lord Abbett, as well as any other registered investment companies, pooled investment vehicles and accounts managed by such Portfolio’s Lord Abbett investment manager(s). Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions. The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.
Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors. These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Based on each fund’s investment objective and strategy, Lord Abbett’s senior management selects an appropriate securities index as a benchmark and one or more peer groups against which the portfolio manager’s performance is evaluated. In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s unit. Lord Abbett does not manage hedge funds. In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.
Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.
Marsico. The structure of, and the method used to determine the compensation of each portfolio manager.

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The compensation package for portfolio managers of Marsico is structured as a combination of base salary (may be reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on a number of factors including Marsico’s overall profitability for the period. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. No other special employee incentive arrangements are currently in place or being planned. In addition to salary and bonus, portfolio managers may participate in other Marsico benefits to the same extent and on the same basis as other Marsico Capital employees. Portfolio manager compensation comes solely from Marsico. In addition, Marsico’s portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns Marsico, and may receive distributions on those equity interests.
As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s abilities. To encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.
NTI. The compensation for NTI portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager’s investment performance and contribution to his or her respective team, plus the overall financial performance of the investment unit and Northern Trust Corporation as a whole. The annual incentive award is based primarily on the investment performance of the Funds. Performance is measured against each Fund’s Prospectus benchmark(s) and in some cases its Lipper peer group for the prior one-year and three-year periods on a pre-tax basis. The portfolio manager’s annual incentive award is not based on amount of assets held in the Portfolio. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.
PineBridge. Compensation for all PineBridge Investments portfolio managers consists of both a salary and a bonus component. The salary component is a fixed base salary, and does not vary based on a portfolio manager’s performance. Generally, salary is based upon several factors, including experience and market levels of salary for such position. The bonus component is generally discretionarily determined based both on a portfolio manager’s individual performance and the overall performance of PineBridge Investments. In assessing individual performance of portfolio managers, both qualitative performance measures and also quantitative performance measures assessing the management of a portfolio manager’s funds are considered. A portfolio manager may also receive a long-term compensation component, either in the form of a partnership interest in the firm or as a cash-based award the ultimate value of which would depend upon financial performance of the firm.
Putnam. In order to attract and retain top talent, Putnam offers competitive compensation packages. Our total compensation program, which includes base salary, incentive pay, and other retirement and benefit perquisites, compares favorably with other firms in the industry. Putnam’s Human Resources Department periodically conducts reviews to ensure that our compensation packages remain competitive.
While there is no guarantee that investment objectives will be met, our investment compensation program aligns manager goals with the firm’s chief objective — providing our clients with superior, repeatable investment results over the long term. It emphasizes long-term performance goals and does not offer any extra incentives for outperforming by a wide margin over short-term periods.
The portion of Putnam’s total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily, across all of the portfolios it manages, on a research driven approach to seek superior

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investment results over time, though there is no assurance that any objective may be achieved. Within that pool, the portion of the incentive compensation available to each manager is determined on that same basis, where:
•	Portfolio managers who achieve top-quartile returns, consistent with fund mandates and strong risk controls, are eligible for full bonuses

•	Portfolio managers who deliver median performance will receive 50% of their target bonus

•	Portfolio managers who deliver bottom-quartile performance will typically receive no bonus
Performance relative to benchmark is also considered. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.
Additional Putnam compensation
Executives, portfolio managers, analysts, and traders also participate in the following aspects of the Putnam investment compensation program, which is designed to foster Putnam’s long-term success by promoting staff retention:
•	Putnam’s Equity Incentive Plan (EIP), furthers employee ownership in the firm. Under the terms of the EIP, up to 10% of the equity in Putnam may be issued in non-voting Putnam shares and distributed to Putnam professionals.

•	Putnam makes 401(k) contributions of up to 15% of employees’ eligible compensation through a combination of matching and discretionary contributions.

•	Sponsorship of professional education and investment training programs. For example, we reimburse the tuition costs of employees pursuing Chartered Financial Analyst (CFA) designation and provide tuition assistance to those pursuing higher education in job-related fields.
In addition to direct compensation, Putnam also provides a carefully designed package of employee benefits, which includes comprehensive medical insurance, dental assistance programs, life insurance, and a variety of other benefits standard for our industry.
RCM. RCM compensates its portfolio managers using one of two compensation programs. The first program consists of a base salary, a variable bonus opportunity, and a benefits package (the “Bonus Program”). The other program consists of profit sharing relating to the profits generated by the mutual fund managed by a particular portfolio manager (the “Profit Program”).
Bonus Program
Base salary. Each portfolio manager is paid a fixed base salary set at a competitive level, taking into consideration the portfolio manager’s experience and responsibilities, as determined by RCM and AGIA.
Annual bonus and profit sharing opportunity. Each portfolio manager’s compensation is directly affected by the performance of the individual portfolios he or she manages, including each Fund, as well as the performance of the individual’s portfolio management team and the overall success of the firm. Any bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance. The individual performance criterion is derived from a calculation using both quantitative and qualitative factors. Approximately 70% of the individual’s performance rating is quantitative, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with 50% of the performance rating measured relative to the relevant RCM Fund’s benchmark and 50% of the rating measured relative to the performance of an appropriate peer group (either the relevant RCM Fund’s Lipper or institutional peer group). Performance is calculated over one and three year trailing periods. The remaining 30% of the bonus is based on a qualitative review of the individual’s performance.
Profit Program
In the Profit Program portfolio managers share in the profits generated by the mutual funds they manage. In this program, portfolio managers receive compensation based on the revenues produced by a mutual fund less designated expenses incurred by RCM to manage the fund.

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SAAMCo. SAAMCo believes it offers a highly competitive compensation structure that enables it to attract and retain highly qualified investment professionals. SAAMCo’s portfolio managers’ compensation has both a salary and bonus component. The salary is a fixed annual salary, and is not based on performance. The bonus component is discretionary and based on both a Portfolio’s individual performance and the organizational performance of SAAMCo and the investment department.
The most significant component of the portfolio managers’ total eligible bonus is determined by fund performance. It is determined by the Portfolio’s total return, net of fees, relative to the one-year and three-year Lipper rankings. The organizational performance component of the portfolio manager’s bonus is driven by: (1) overall profitability of SAAMCo; (2) the portfolio manager’s overall engagement of the investment process; (3) the construction of the manager’s portfolio and exposure to risk; and (4) the portfolio manager’s participation in other activities on behalf of SAAMCo. A portion of the bonus is deferred for three years and may be invested, at the direction of the portfolio manager, into a variety of the firm’s fund offerings, including funds managed by the portfolio manager. In addition, SAAMCo may award restricted stock units to a portfolio manager who consistently meets or exceeds relative performance criteria.
T. Rowe Price. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in certain investment partnerships. Compensation is variable and is determined based on the following factors.
Investment performance over one-, three-, five- and 10-year periods is the most important input. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index (for example, S&P 500 Index) and an applicable Lipper index (for, example, Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.
Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.
Contribution to the T. Rowe Price overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring younger analysts, and being good corporate citizens are important components of the long term success and are highly valued.
All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.
This compensation structure is used for all portfolio managed by the portfolio manager.
Third Avenue. Compensation is structured such that key professionals benefit from remaining with the firm. Each portfolio manager receives a fixed base salary and cash bonus, payable each year. A portion of the bonus is deferred, pursuant to a deferred compensation plan of Third Avenue. The bonus is determined in the direction of senior management of Third Avenue, and is based on a qualitative analysis of several factors, including the profitability of Third Avenue and the contribution of the individual employee. Portfolio managers who perform additional management functions within Third Avenue may receive additional compensation in these other capacities.
Thornburg. The compensation of the portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. The portfolio manager also owns equity shares in the investment manager, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the portfolio manager and all other expenses related to supporting the accounts managed by the

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portfolio manager, including the Focus Growth and Income Portfolio; multiple year historical total return of accounts managed by the portfolio manager, including the Focus Growth and Income Portfolio, relative to market performance and similar funds; single year historical total return of accounts managed by the portfolio manager, including the Focus Growth and Income Portfolio, relative to market performance and similar funds; the degree of sensitivity of the portfolio manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the portfolio manager’s compensation with respect to the Focus Growth and Income Portfolio and other accounts managed by the portfolio manager, except that certain accounts managed by the portfolio manager may have no income or capital gains tax considerations. To the extent that the portfolio manager realizes benefits from capital appreciation and dividends paid to shareholders of the investment manager, such benefits accrue from the overall financial performance of the investment manager.
Wellington Management. Wellington Management receives a fee based on the assets under management of each Portfolio as set forth in the Subadvisory Agreement between Wellington Management and SAAMCo on behalf of each Portfolio. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Portfolio. The following information relates to the fiscal year ended March 31, 2009. Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Portfolios’ managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolios, (the “Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by the Investment Professionals’ experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio managed by the Investment Professional and generally each other account managed by such Investment Professional. The incentive payment of each Investment Professional listed below relating to the relevant Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees. The incentive paid to the other Investment Professionals is based on the revenues earned by Wellington Management, which have no performance-related component. Wellington Management applies similar incentive structures to other accounts managed by these Investment Professionals, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Hill and Mortimer are partners of the firm.

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Diversified Fixed Income Portfolio	Custom composite consisting of the Barclays Credit Index, collateralized mortgage backed securities and asset backed securities (Messrs. Hill and St. John)

Large Cap Value Portfolio	S&P 500/Citigroup Value Index (Messr. Link)

Mid Cap Growth Portfolio	Russell Mid Cap Growth Index (Messrs. Carmen and Mortimer)

Real Return Portfolio	Barclays Capital World Government Inflation-Linked Bond Index 1-10 Years Hedged to USD (Ms. (Polin)

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Ownership of Portfolio Shares
As of March 31, 2010, none of the Portfolio Managers who are primarily responsible for the day-to-day management of the Portfolios had any ownership interest in the Portfolios that they managed. [TO BE CONFIRMED]
PERSONAL SECURITIES TRADING
The Trust and SAAMCo have adopted a written Code of Ethics under Rule 17j-1 of the 1940 Act (the “SAAMCo Code”), pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics restrict the personal investing by certain access persons of the Portfolios in securities that may be purchased or held by the Portfolios to ensure that such investments do not disadvantage the Portfolio. The SAAMCo Code is filed as an exhibit to the Trust’s registration statement and instructions concerning how these documents can be obtained may be found on the back cover of the Trust’s Prospectus. The Adviser reports to the Board on a quarterly basis, as to whether there were any violations of the SAAMCo Code by Access Persons of the Trust or any Manager during the quarter.
Each of the Managers has adopted a Code of Ethics. Provisions of a Manager’s Code of Ethics are applicable to persons who, in connection with their regular functions or duties as employees of the Manager, make, participate in, or obtain information regarding the purchase or sale of a security, or whose functions relate to the making of any recommendation with respect to such purchase or sale by the Portfolio managed by such Manager. Such provisions may be more restrictive than the provision set forth in the SAAMCo Code. Material violations of a Manager’s Code of Ethics will be reported to the Trust’s Board.
RULE 12b-1 PLANS
The Board has adopted the Class 2 Plan and the Class 3 Plan pursuant to Rule 12b-1 under the 1940 Act. There is no Plan in effect for Class 1 shares. Reference is made to “Account Information - Service Fees” in the Prospectuses for certain information with respect to the Plans. The Class 2 Plan provides for service fees payable at the annual rate of 0.15% of the average daily net assets of such Class 2 shares. The Class 3 Plan provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing service to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 and 3 shares, respectively. It is possible that in any given year, the amount paid to certain financial intermediaries for such services could exceed the financial intermediaries’ costs as described herein.
Continuance of the Plans with respect to each Portfolio is subject to annual approval by vote of the Independent Trustees. A Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Plans must be approved by the Trustees in the manner described above. A Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees’ quarterly review of the Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Plans. In their consideration of the Plans with respect to a Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of the relevant class of the Portfolio.
The following table sets forth the account maintenance and service fees paid by each of the Portfolios in Class 2 and Class 3 for the fiscal year ended March 31, 2010.

2010
	Class 2	Class 3
Allocation Balanced Portfolio	—	—
Allocation Growth Portfolio	—	—
Allocation Moderate Growth Portfolio	—	—
Allocation Moderate Portfolio	—	—

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	2010
	Class 2	Class 3
Asset Allocation: Diversified Growth Portfolio	$179,567	$196,338
Cash Management Portfolio	$91,150	$193,871
Diversified Fixed Income Portfolio	$120,986	$610,403
Focus Growth and Income Portfolio	$29,081	$45,188
Focus Growth Portfolio	$46,794	$90,967
Focus TechNet Portfolio	$20,318	$35,272
Focus Value Portfolio	$51,939	$124,555
International Equity Portfolio	$80,338	$572,175
Large Cap Composite Portfolio	$20,417	$22,924
Large Cap Growth Portfolio	$70,440	$480,419
Large Cap Value Portfolio	$76,248	$604,236
Mid Cap Growth Portfolio	$59,823	$112,141
Mid Cap Value Portfolio	$65,549	$203,257
Multi-Managed Growth Portfolio	$57,280	$91,630
Multi-Managed Income Portfolio	$85,286	$75,623
Multi-Managed Income/Equity Portfolio	$111,201	$100,177
Multi-Managed Moderate Growth Portfolio	$137,593	$156,805
Real Return Portfolio	—	$350,271
Small Cap Portfolio	$50,193	$325,639
Stock Portfolio	$142,028	$159,723
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES
Federal Taxes. The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Portfolio. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Portfolio or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Portfolio. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. Under the Code, each Portfolio is treated as a separate regulated investment company providing qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a Portfolio’s taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the Portfolio and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.
Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Portfolio investments in partnerships, including in qualified publicly traded partnerships, may result in the Portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.
So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income

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dividends or capital gain dividends, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Portfolio must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Portfolio will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders. Dividends from net investment income and capital gain distributions, if any, are paid annually. All distributions are reinvested in shares (of the same class) of the Portfolio at net asset value unless the transfer agent is instructed otherwise.
If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a Portfolio’s distributions, to the extent derived from the Portfolio’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. However, such dividend will be eligible for the dividends received deduction in the case of a corporate shareholder. Moreover, if a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Portfolio fails to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Portfolio had been liquidated) if it qualifies as a regulated investment company in a subsequent year. Further, if a Portfolio should fail to qualify as a regulated investment company, such Portfolio would be considered as a single investment, which may result in Variable Contracts invested in that Portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the Variable Contract from the current and prior years would be taxed currently to the holder, and the contract would remain subject to taxation as ordinary income thereafter, even if it became adequately diversified.
Generally, a regulated investment company must timely distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid imposition of a nondeductible 4% excise tax. However, the excise tax generally does not apply to a regulated investment company whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid imposition of the excise tax, each Portfolio intends to qualify for this exemption or to comply with the calendar year distribution requirement.
In addition, each Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the Separate Accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each Portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days thereafter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. In certain circumstances, each Separate Account will “look-through” its investment in qualifying regulated investment companies, partnerships or trusts and include its pro rata share of the investment companies’ investments in determining if it satisfies the diversification rule of Section 817(h). An alternative asset diversification test may be satisfied under certain circumstances.
A Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a Portfolio were to sell its shares to other categories of shareholders, the Portfolio may fail to comply with applicable Treasury requirements regarding investor control. If a Portfolio should fail to comply with the diversification requirements of Section 817(h) or with the investor control requirements, the contract owner would be treated as the owner of the shares and the contracts invested in the Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the holders, and income and gain would remain subject to taxation as ordinary income thereafter.
Since the shares of the Portfolios are offered only in connection with the Variable Contracts, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the Variable Contracts, see the Prospectus for such contracts.

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Purchasers of the Variable Contracts should consult their tax advisors regarding specific questions as to federal, state and local taxes.
A Portfolio may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Portfolio equal, generally, to a portion of the excess of the face value of the securities over the issue price thereof (“original issue discount”) each year that the securities are held, even though the Portfolio receives no actual interest payments thereon. Original issue discount is treated as income earned by a Portfolio and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Portfolio’s investment in foreign currencies or foreign currency denominated or referenced debt securities and contingent payment or inflation-indexed debt instruments also may accelerate the Portfolio’s recognition of taxable income in excess of cash generated by such investments.
Options, forward contracts, futures contracts and foreign currency transactions entered into by a Portfolio will be subject to special tax rules. These rules may accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by a Portfolio.
In certain situations, a Portfolio may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.
Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary income or loss.
Portfolios that invest in REITs may hold residual interests in REMICs. Certain types of income received by these Portfolio from REITs, REMICs, taxable mortgage pools or other investments may cause the Portfolio to designate some or all of its distributions as “excess inclusion income.” To shareholders of these Portfolios, such excess inclusion income may (1) constitute taxable income, as unrelated business taxable income; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Portfolio to be subject to tax if certain “disqualified organizations” as defined by the Code are shareholders of the Portfolio.
The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts that a Portfolio may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (“60/40 gain or loss”). Such contracts, when held by a Portfolio at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for Federal income tax purposes (“marked-to-market”). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Portfolio from transactions in over-the-counter options written by a Portfolio generally constitute short-term capital gains or losses. Any gain or loss recognized by a Portfolio from transactions in over-the-counter options purchased by such Portfolio generally has the same character as the property to which the option relates as in the hands of such Portfolio (or would have if acquired by the Portfolio). When call options written, or put options purchased, by a Portfolio are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of such gain or loss, the sales proceeds are reduced by the premium paid for the over-the-counter puts or increased by the premium received for over-the-counter calls.

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A substantial portion of each Portfolio’s transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute “straddles” which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions is a Section 1256 contract would constitute a “mixed straddle” under the Code. The Code generally provides with respect to straddles (i) “loss deferral” rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) “wash sale” rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) “short sale” rules which may terminate the holding period of securities owned by a Portfolio when offsetting positions are established and which may convert certain losses from short-term to long-term, and (iv) “conversion transaction” rules which may treat all or a portion of the gain on a transaction as ordinary income rather than as capital gains. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.
Code Section 1259 requires the recognition of gain if a Portfolio makes a “constructive sale” of an appreciated financial position (e.g., stock). A Portfolio generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or Forward Contract to deliver the same or substantially identical property, or enters into certain other similar transactions.
Under the “wash sale” rule, losses incurred by a Portfolio on the sale of (or on a contract or option to sell) stock or securities are not deductible if, within a 61-day period beginning 30 days before and ending 30 days after the date of the sale, the Portfolio acquires or has entered into a contract or option to acquire stock or securities that are substantially identical. In such a case, the basis of the stock or securities acquired by the Portfolio will be adjusted to reflect the disallowed loss.
In general, gain or loss on a short sale, to the extent permitted, is recognized when a Portfolio closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Portfolio’s hands. Except with respect to certain situations where the property used by a Portfolio to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Portfolio. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Portfolio for more than one year. In general, a Portfolio will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
As a result of entering into swap contracts, a Portfolio may make or receive periodic net payments. A Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio has been a party to the swap for more than one year). With respect to certain types of swaps, a Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.
A “passive foreign investment company” (“PFIC”) is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any “excess distribution” received on the stock or on any gain from disposition of the stock (collectively, the “PFIC income”), plus a certain interest charge, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Portfolio may make a mark-to-market election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). For these purposes, all stock in a PFIC that is owned directly or indirectly by a regulated investment company is treated as marketable stock. If the election is in effect, at the end of the Portfolio’s taxable year, the Portfolio will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. No ordinary loss will be recognized on the marking to market of PFIC stock, except to the extent of gains recognized in prior years.

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Alternatively, a Portfolio may elect to treat any PFIC in which it invests as a “qualified electing fund,” in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. In order to make this election, a Portfolio would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.
Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of the Portfolio assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.
The Portfolios which receive dividend income from U.S. sources will annually designate certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These designations and elections will benefit the Life Companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the Life Companies will not be passed to you or the Portfolios.
For the fiscal year ended March 31, 2010, the Portfolios had the following capital loss carry-forwards:

CAPITAL
LOSS CARRY-
PORTFOLIO	FORWARDS
Allocation Balanced Portfolio	$4,484,347
Allocation Growth Portfolio	$10,620,705
Allocation Moderate Growth Portfolio	$20,361,890
Allocation Moderate Portfolio	$9,897,644
Asset Allocation: Diversified Growth Portfolio	$46,728,415
Cash Management Portfolio	$1,131,670
Diversified Fixed Income Portfolio	$2,642,649
Focus Growth and Income Portfolio	$19,047,886
Focus Growth Portfolio	$10,484,318
Focus TechNet Portfolio	$5,008,268
Focus Value Portfolio	$41,039,934
International Equity Portfolio	$108,715,612
Large Cap Composite Portfolio	$6,841,226
Large Cap Growth Portfolio	$15,285,303
Large Cap Value Portfolio	$46,617,790
Mid Cap Growth Portfolio	$15,643,063
Mid Cap Value Portfolio	$48,471,955
Multi-Managed Growth Portfolio	$16,744,032
Multi-Managed Income/Equity Portfolio	$6,325,735
Multi-Managed Income Portfolio	$2,706,636
Multi-Managed Moderate Growth Portfolio	$10,054,420
Real Return Portfolio	$7,850,107
Small Cap Portfolio	$41,408,480
Stock Portfolio	$32,896,990
To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future capital gains from 2011 through 2018. The utilization of such losses may be subject to annual limitations under the Code.
Shareholders will receive, if appropriate, various written notices after the close of a Portfolio’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by a Portfolio to its shareholders during the preceding taxable year.

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Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
If a shareholder recognizes a loss with respect to a Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
SHARES OF THE TRUST
The Trust consists of twenty-four separate Portfolios, each of which offers Class 1, Class 2 and/or Class 3 shares. In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.
Except as otherwise described herein, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders’ meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders’ meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.
In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a majority vote of that Portfolio even though: (1) the matter has not been approved by a majority vote of any other Portfolio; or (2) the matter has not been approved by a majority vote of the Trust.
The classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 Plan adopted with respect to Class 2 and Class 3 shares.
Shares of the Trust are owned through the Life Companies’ separate accounts. As of June 30, 2010, the Life Companies ownership of the Trust’s shares is as follows:

	SunAmerica
	Annuity and Life	First SunAmerica
	Assurance	Life Insurance
	Company	Company
Allocation Balanced Portfolio (Class 3)	93.23%	6.77%

Allocation Growth Portfolio (Class 3)	96.26%	3.74%

Allocation Moderate Growth Portfolio (Class 3)	93.88%	6.12%

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	SunAmerica
	Annuity and Life	First SunAmerica
	Assurance	Life Insurance
	Company	Company
Allocation Moderate Portfolio (Class 3)	94.66%	5.34%

Asset Allocation: Diversified Growth Portfolio (Class 1)	100.00%	0.00%
Asset Allocation: Diversified Growth Portfolio (Class 2)	100.00%	0.00%
Asset Allocation: Diversified Growth Portfolio (Class 3)	97.83%	2.17%

Cash Management Portfolio (Class 1)	100.00%	0.00%
Cash Management Portfolio (Class 2)	100.00%	0.00%
Cash Management Portfolio (Class 3)	91.72%	8.28%

Diversified Fixed Income Portfolio (Class 1)	100.00%	0.00%
Diversified Fixed Income Portfolio (Class 2)	100.00%	0.00%
Diversified Fixed Income Portfolio (Class 3)	98.44%	1.56%

Focus Growth and Income Portfolio (Class 2)	100.00%	0.00%
Focus Growth and Income Portfolio (Class 3)	97.43%	2.57%

Focus Growth Portfolio (Class 1)	100.00%	0.00%
Focus Growth Portfolio (Class 2)	100.00%	0.00%
Focus Growth Portfolio (Class 3)	98.48%	1.52%

Focus TechNet Portfolio (Class 2)	100.00%	0.00%
Focus TechNet Portfolio (Class 3)	98.23%	1.77%

Focus Value Portfolio (Class 2)	100.00%	0.00%
Focus Value Portfolio (Class 3)	97.39%	2.61%

International Equity Portfolio (Class 1)	100.00%	0.00%
International Equity Portfolio (Class 2)	100.00%	0.00%
International Equity Portfolio (Class 3)	95.19%	4.81%

Large Cap Composite Portfolio (Class 1)	100.00%	0.00%
Large Cap Composite Portfolio (Class 2)	100.00%	0.00%
Large Cap Composite Portfolio (Class 3)	96.62%	3.38%

Large Cap Growth Portfolio (Class 1)	100.00%	0.00%
Large Cap Growth Portfolio (Class 2)	100.00%	0.00%
Large Cap Growth Portfolio (Class 3)	97.37%	2.63%

Large Cap Value Portfolio (Class 1)	100.00%	0.00%
Large Cap Value Portfolio (Class 2)	100.00%	0.00%
Large Cap Value Portfolio (Class 3)	96.15%	3.85%

Mid Cap Growth Portfolio (Class 1)	100.00%	0.00%
Mid Cap Growth Portfolio (Class 2)	100.00%	0.00%
Mid Cap Growth Portfolio (Class 3)	97.98%	2.02%

Mid Cap Value Portfolio (Class 1)	100.00%	0.00%
Mid Cap Value Portfolio (Class 2)	100.00%	0.00%
Mid Cap Value Portfolio (Class 3)	97.06%	2.94%

Multi-Managed Growth Portfolio (Class 1)	100.00%	0.00%

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	SunAmerica
	Annuity and Life	First SunAmerica
	Assurance	Life Insurance
	Company	Company
Multi-Managed Growth Portfolio (Class 2)	100.00%	0.00%
Multi-Managed Growth Portfolio (Class 3)	97.22%	2.78%

Multi-Managed Income/Equity Portfolio (Class 1)	100.00%	0.00%
Multi-Managed Income/Equity Portfolio (Class 2)	100.00%	0.00%
Multi-Managed Income/Equity Portfolio (Class 3)	98.44%	1.56%

Multi-Managed Income Portfolio (Class 1)	100.00%	0.00%
Multi-Managed Income Portfolio (Class 2)	100.00%	0.00%
Multi-Managed Income Portfolio (Class 3)	98.87%	1.13%

Multi-Managed Moderate Growth Portfolio (Class 1)	100.00%	0.00%
Multi-Managed Moderate Growth Portfolio (Class 2)	100.00%	0.00%
Multi-Managed Moderate Growth Portfolio (Class 3)	97.27%	2.73%

Real Return Portfolio (Class 3)*	98.17%	1.83%

Small Cap Portfolio (Class 1)	100.00%	0.00%
Small Cap Portfolio (Class 2)	100.00%	0.00%
Small Cap Portfolio (Class 3)	96.64%	3.36%

Stock Portfolio (Class 1)	100.00%	0.00%
Stock Portfolio (Class 2)	100.00%	0.00%
Stock Portfolio (Class 3)	97.83%	2.17%

*	SunAmerica Annuity and Life Assurance Company owns 20.57% shares of the Trust directly.

PORTFOLIO TURNOVER
A Portfolio may purchase and sell securities whenever necessary to seek to accomplish its investment objectives. Portfolio turnover generally involves some expense to a Portfolio and its shareholders, including brokerage commissions and other transaction costs on the purchase and sale of securities and reinvestment in other securities. A Portfolio’s turnover rate would equal 100% if each security in the Portfolio was replaced once per year.
The Asset Allocation: Diversified Growth, Focus Growth, Focus Value, Multi-Managed Growth, Multi- Managed Moderate Growth and Small Cap Portfolios experienced significant redemptions during the fiscal year ended March 31, 2009. The decline in market volatility for fiscal year ended March 31, 2010 as compared to fiscal year ended March 31, 2009 resulted in less transaction activity in the Portfolios. In addition, cash flow activity in/out of the Portfolios declined in the period ended March 31, 2010, further contributing to the decline in turnover.
The Focus TechNet, Multi-Managed Income/Equity and Multi-Managed Income Portfolios experienced a significant reduction in portfolio turnover during the fiscal year ended March 31, 2010 from of previous fiscal years due to the decline in market volatility and uncertainty in the markets in general.
During the fiscal year ending March 31, 2010 the Real Return Portfolio experienced a significant increase in portfolio turnover as a result of the Portfolio’s change in subadviser and change in investment strategy, and the resulting purchasing and selling of portfolio securities

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PRICE OF SHARES
Shares of the Trust are currently offered only to the Separate Accounts of the Life Companies. The Trust is open for business on any day the New York Stock Exchange (“NYSE”) is open for regular trading. Shares of each Portfolio are valued at least daily as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time). Each Portfolio calculates the net asset value of each class of its’ shares by dividing the total value of each class’s net assets by the number of shares outstanding. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Future Contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from an approved outside pricing service or market makers. Mutual funds held by a Portfolio are valued at the net asset value (market value) of the underlying fund.
Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads, models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices, in the market for such Loans, as provided by a third party service.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures

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adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in the prices that very from those of other funds.
A Portfolio’s liabilities, including proper accruals of expense times, are deducted from total assets. The net asset value of a class of shares of the respective Portfolio is divided by the total number of shares outstanding in that class to arrive at the net asset value per share.
EXECUTION OF PORTFOLIO TRANSACTIONS
It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, confidentiality (including trade anonymity), the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid. Sales of Portfolio shares is not considered a factor in the selection of a broker to effect transactions in Portfolio securities.
A factor in the selection of brokers is the receipt of research services analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Manager.
A Manager may cause a Portfolio to pay such broker-dealers commissions that exceed what other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Manager places the Trust’s portfolio transactions, the Manager may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers may be used by the Manager in connection with the Trust and could be useful and of value to the Manager in serving other clients as well as the Trust. Research services obtained by the Manager as a result of the placement of portfolio brokerage of other clients could also be useful and of value in serving the Trust.
In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. The Trust’s Portfolios may, however, effect certain “riskless principal transactions” in the over-the-counter market with a stated commission. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust has obtained an exemptive order from the SEC, permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.
Subject to the above considerations, a Manager may use broker-dealer affiliates of a Manager as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm’s-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.

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Commission Recapture Program. The Trust implemented a commission recapture program in April, 2005. The Board determined that a commission recapture program is in the best interest of each Portfolio and its shareholders and therefore has conveyed that information to the Subadvisers. A commission recapture program includes those arrangements under which products or services (other than execution of securities transactions) or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client’s brokerage transactions to that broker-dealer who commits to returning a portion of their commission to the respective underlying Portfolio. A Portfolio may participate in a commission recapture program, provided the portfolio manager can obtain the best price and execution for trades. Thus a Portfolio may benefit from the products or services or recaptured commissions obtained through the commission recapture program, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for a Portfolio indicates that this is a commission recapture transaction, the Portfolio will get a percentage of commissions paid on either domestic trades or international trades credited back to the Portfolio. The brokerage of one Portfolio will not be used to help pay the expenses, or otherwise recaptured for the benefit, of any other Portfolio. SAAMCo will continue to waive its fees or reimburse expenses for any Portfolio for which it has agreed to do so. All expenses paid through the commission recapture program will be over and above such waivers and/or reimbursements, so that SAAMCo will not receive any direct or indirect economic benefit from the commission recapture program.
The following table reflects the commission recapture activity for the fiscal year ended March 31, 2010.

2010
		% of Net
Portfolio	Amount ($)	Assets
Allocation Balanced	—	0.00%
Allocation Growth	—	0.00%
Allocation Moderate Growth	—	0.00%
Allocation Moderate	—	0.00%
Asset Allocation: Diversified Growth Portfolio	$30,020	0.01%
Cash Management Portfolio	—	0.00%
Diversified Fixed Income Portfolio	—	0.00%
Focus Growth and Income Portfolio	$4,200	0.01%
Focus Growth Portfolio	$5,202	0.01%
Focus TechNet Portfolio	$2,814	0.01%
Focus Value Portfolio	$9.798	0.01%
International Equity Portfolio	$2,515	0.00%
Large Cap Composite Portfolio	$1,126	0.00%
Large Cap Growth Portfolio	$14,735	0.00%
Large Cap Value Portfolio	$3,932	0.00%
Mid Cap Growth Portfolio	$6,143	0.00%
Mid Cap Value Portfolio	$28,828	0.02%
Multi-Managed Growth Portfolio	$3,144	0.00%
Multi-Managed Income Portfolio	$574	0.00%
Multi-Managed Income/Equity Portfolio	$1,279	0.00%
Multi-Managed Moderate Growth Portfolio	$4,810	0.00%
Real Return Portfolio	$415	0.00%
Small Cap Portfolio	$5,348	0.00%
Stock Portfolio	$3,669	0.00%
Brokerage Commissions. The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers of such Portfolios for the past three fiscal years. In addition, for the fiscal year ended March 31, 2010, the Portfolios’ directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Portfolios’ sub-advisers:

83

2010 Brokerage Commissions

				Percentage of
				Amount of
				Transactions	Gross Dollar	Dollar
				Involving	Value of	Amount of
		Amount Paid	Percentage of	Payment of	Purchase/Sales	Commissions
	Aggregate	to Affiliated	Commissions	Commissions to	Directed to	Directed to
	Brokerage	Broker-	Paid to Affiliated	Affiliated Broker-	Research	Research
Portfolio	Commissions	Dealers	Broker-Dealers	Dealers	Providers	Providers
Allocation Balanced	—	—	—	—	—	—
Allocation Growth	—	—	—	—	—	—
Allocation Moderate	—	—	—	—	—	—
Allocation Moderate Growth	—	—	—	—	—	—
Asset Allocation: Diversified Growth	$514,628	—	—	—	$65,964,167	$81,347
Cash Management	—	—	—	—	—	—
Diversified Fixed Income	$6,975	—	—	—	—	—
Focus Growth and Income	$119,066	—	—	—	$991,66,822	$113,046
Focus Growth	$148,634	—	—	—	$107,352,236	$136,684
Focus TechNet	$60,151	—	—	—	$73,740,263	$93,085
Focus Value	$111,785	$17,225	15.41%	20.07%	$34,872,776	$37,078
International Equity	$960,519	$37,434	3.90%	1.51%	$13,826,617	$6,080
Large Cap Composite	$36,949	—	—	—	$21,791,053	$30,120
Large Cap Growth	$127,366	$1,363	1.07%	1.91%	$82,306,326	$62,431
Large Cap Value	$159,039	—	—	—	$16,225,542	$10,501
Mid Cap Growth	$135,052	—	—	—	$7,995,239	$7,461
Mid Cap Value	$206,752	$6,840	3.31%	5.31%	$70,063,351	$77,483
Multi-Managed Growth	$319,391	—	—	—	$125,833,091	$294,867
Multi-Managed Income	$22,923	—	—	—	$2,156,170	$1,940
Multi-Managed Income/Equity	$36,785	—	—	—	$5,718,646	$4,846
Multi-Managed Moderate Growth	$547,471	—	—	—	$212,622,632	$505,690
Real Return	$1,082	$625	57.76%	1.52%	$221,677	$114
Small Cap	$989,912	—	—	—	$361,942,930	$897,983
Stock	$133,317	—	—	—	$17,302,105	$17,132
2009 Brokerage Commissions

				Percentage of
				Amount of
				Transactions
				Involving
		Amount Paid	Percentage of	Payment of
	Aggregate	to Affiliated	Commissions	Commissions to
	Brokerage	Broker-	Paid to Affiliated	Affiliated Broker-
Portfolio	Commissions	Dealers	Broker-Dealers	Dealers
Allocation Balanced	$0	N/A	N/A	N/A
Allocation Growth	$0	N/A	N/A	N/A
Allocation Moderate	$0	N/A	N/A	N/A
Allocation Moderate Growth	$0	N/A	N/A	N/A
Asset Allocation: Diversified Growth	$539,164	N/A	N/A	N/A
Cash Management	N/A	N/A	N/A	N/A
Diversified Fixed Income	$9,499	N/A	N/A	N/A
Focus Growth and Income	$167,778	N/A	N/A	N/A
Focus Growth	$477,267	N/A	N/A	N/A
Focus TechNet	$89,766	N/A	N/A	N/A
Focus Value	$391,694	$106,537	27.20%	40.03%
International Equity	$1,179,853	$39,037	3.31%	0.92%
Large Cap Composite	$65,836	N/A	N/A	N/A
Large Cap Growth	$163,091	$6,895	4.23%	5.10%
Large Cap Value	$270,612	N/A	N/A	N/A
Mid Cap Growth	$149,940	N/A	N/A	N/A
Mid Cap Value	$232,449	$5,647	2.43%	2.37%

84

				Percentage of
				Amount of
				Transactions
				Involving
		Amount Paid	Percentage of	Payment of
	Aggregate	to Affiliated	Commissions	Commissions to
	Brokerage	Broker-	Paid to Affiliated	Affiliated Broker-
Portfolio	Commissions	Dealers	Broker-Dealers	Dealers
Multi-Managed Growth	$781,240	N/A	N/A	N/A
Multi-Managed Income	$31,754	N/A	N/A	N/A
Multi-Managed Income/Equity	$55,400	N/A	N/A	N/A
Multi-Managed Moderate Growth	$1,304,214	N/A	N/A	N/A
Real Return	$455	$1,391	305.71%	100.00%
Small Cap	$1,940,664	$88,849	4.58%	2.84%
Stock	$164,079	N/A	N/A	N/A
2008 Brokerage Commissions

				Percentage of
				Amount of
				Transactions
				Involving
			Percentage of	Payment of
	Aggregate	Amount Paid	Commissions of	Commissions to
	Brokerage	to Affiliated	Paid to Affiliated	Affiliated
Portfolio	Commissions	Broker-Dealers	Broker-Dealers	Broker-Dealers
Allocation Balanced	$0	N/A	N/A	N/A
Allocation Growth	$0	N/A	N/A	N/A
Allocation Moderate	$0	N/A	N/A	N/A
Allocation Moderate Growth	$0	N/A	N/A	N/A
Asset Allocation: Diversified Growth	$515,345	N/A	N/A	N/A
Cash Management	N/A	N/A	N/A	N/A
Diversified Fixed Income	$10,684	N/A	N/A	N/A
Focus Growth and Income	$381,915	$5,644	1.48%	1.00%
Focus Growth	$361,568	$10,075	2.79%	0.92%
Focus TechNet	$141,320	N/A	N/A	N/A
Focus Value	$295,253	$49,666	16.82%	13.02%
International Equity	$1,131,525	$36,830	3.25%	3.82%
Large Cap Composite	$96,345	N/A	N/A	N/A
Large Cap Growth	$176,172	$1,545	0.88%	1.00%
Large Cap Value	$160,240	N/A	N/A	N/A
Mid Cap Growth	$136,456	N/A	N/A	N/A
Mid Cap Value	$181,328	$794	0.44%	2.97%
Multi-Managed Growth	$455,262	N/A	N/A	N/A
Multi-Managed Income	$14,836	N/A	N/A	N/A
Multi-Managed Income/Equity	$43,829	N/A	N/A	N/A
Multi-Managed Moderate Growth	$766,667	N/A	N/A	N/A
Real Return	$211	N/A	N/A	N/A
Small Cap	$967,637	N/A	N/A	N/A
Stock	$271,529	N/A	N/A	N/A
The policy of the Trust with respect to brokerage is reviewed by the Board from time-to-time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

85

The following table sets forth the value of the Portfolio’s holdings of securities of the Trust’s regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents as of March 31, 2010.

		Debt/	Value
Portfolio	Broker-Dealer	Equity	(000’s)
Asset Allocation: Diversified Growth	BANK OF AMERICA CORP.	E	$786
	BARCLAYS BANK PLC	E	$829
	CREDIT SUISSE FIRST BOSTON	E	$429
	DEUTSCHE BANK SECURITIES, INC.	D	$13
	JP MORGAN CHASE SECURITIES, INC.	E	$1,346
	MORGAN STANLEY & CO., INC.	E	$87
	STATE STREET BANK & TRUST CO.	E	$57
	GOLDMAN SACHS & CO.	E	$615
	UBS SECURITIES LLC	E	477
	BANK OF AMERICA CORP.	D	$8,102
	BARCLAYS BANK PLC	D	$104
	CITIGROUP GLOBAL MARKETS, INC.	D	$355
	CREDIT SUISSE FIRST BOSTON	D	$248
	GOLDMAN SACHS & CO.	D	$131
	JP MORGAN SECURITIES, INC.	D	$895
	MORGAN STANLEY & CO., INC.	D	$450
	STATE STREET BANK & TRUST CO.	D	$79
	WACHOVIA SECURITIES LLC	D	$662
	BNP PARIBAS SECURITIES CORP.	D	$752
	CITIGROUP GLOBAL MARKETS, INC.	E	$225

Cash Management	BNP PARIBAS SECURITIES CORP.	D	$5,000
	BARCLAYS BANK PLC	D	$5,000
	UBS SECURITIES LLC	D	$5,500
	CITIGROUP GLOBAL MARKETS, INC.	D	$4,000

Diversified Fixed Income	BANK OF AMERICA CORP.	D	$8,352
	BARCLAYS BANK PLC	D	$910
	CITIGROUP GLOBAL MARKETS, INC.	D	$3,579
	JP MORGAN SECURITIES, INC.	D	$3,765
	MORGAN STANLEY & CO., INC.	D	$6,569
	STATE STREET BANK & TRUST CO.	D	$28,184
	GOLDMAN SACHS & CO.	D	$2,563
	UBS SECURITIES LLC	D	$4,724
	DEUTSCHE BANK SECURITIES, INC.	D	$301

Focus Growth and Income	STATE STREET BANK & TRUST CO.	D	$650
	JP MORGAN CHASE SECURITIES, INC.	E	$1,342
	GOLDMAN SACHS & CO.	E	$903

Focus Growth	STATE STREET BANK & TRUST CO.	D	$2,171
	JP MORGAN CHASE SECURITIES, INC.	E	$1,545
	GOLDMAN SACHS & CO.	E	$1,560

Focus TechNet	STATE STREET BANK & TRUST CO.	D	$1,108

Focus Value	STATE STREET BANK & TRUST CO.	D	$6,415
	GOLDMAN SACHS & CO.	E	$2,047

International Equity	DEUTSCHE BANK SECURITIES, INC.	E	$18
	CREDIT SUISSE FIRST BOSTON	E	$545
	UBS SECURITIES LLC	E	$545

86

		Debt/	Value
Portfolio	Broker-Dealer	Equity	(000’s)
	STATE STREET BANK & TRUST CO.	D	$1,848
	GOLDMAN SACHS & CO.	E	$486
	KBC FINANCIAL PRODUCTS UK LTD.	E	$75

Large Cap Composite	CITIGROUP GLOBAL MARKETS, INC.	E	$104
	JP MORGAN SECURITIES, INC.	E	$495
	MORGAN STANLEY & CO., INC.	E	$189
	STATE STREET BANK & TRUST CO.	E	$17
	STATE STREET BANK & TRUST CO.	D	$221

Large Cap Growth	MORGAN STANLEY & CO., INC.	E	$799
	STATE STREET BANK & TRUST CO.	D	$1,326
	JP MORGAN SECURITIES, INC.	E	$3,298
	BANK OF AMERICA CORP.	E	$3,814
	GOLDMAN SACHS & CO.	E	$2,106

Large Cap Value	BANK OF AMERICA CORP.	E	$8,468
	STATE STREET BANK & TRUST CO.	E	$418
	UBS SECURITIES LLC	E	$1,084
	UBS SECURITIES LLC	D	$170
	CITIGROUP GLOBAL MARKETS, INC.	E	$1,488
	GOLDMAN SACHS & CO.	E	$2,543
	BANK OF AMERICA CORP.	D	$960
	MORGAN STANLEY & CO., INC.	E	$766
	STATE STREET BANK & TRUST CO.	D	$390

Mid Cap Growth	STATE STREET BANK & TRUST CO.	D	$648
	BANK OF AMERICA CORP.	D	$34

Mid Cap Value	INVESTEMENT TECHNOLOGY GROUP, INC.	E	$18
	STATE STREET BANK & TRUST CO.	D	$1,803

Multi-Managed Growth	STATE STREET BANK & TRUST CO.	E	$162
	BANK OF AMERICA CORP	E	$2,017
	JP MORGAN CHASE SECURITIES, INC.	E	$1,313
	MORGAN STANLEY & CO., INC.	E	$138
	GOLDMAN SACHS & CO.	E	$1,118
	BANK OF AMERICA CORP.	D	$2,295
	CITIGROUP GLOBAL MARKETS, INC.	D	$344
	BNP PARIBAS SECURITIES CORP.	D	$5
	GOLDMAN SACHS & CO.	D	$546
	JP MORGAN CHASE SECURITIES, INC.	D	$663
	UBS SECURITIES LLC	D	$295
	MORGAN STANLEY & CO.	D	$620
	STATE STREET BANK & TRUST CO.	D	$1,989
	BARCLAYS BANK PLC	D	$124

Multi-Managed Income/Equity	STATE STREET BANK & TRUST CO.	E	$236
	BANK OF AMERICA CORP.	E	$1,627
	JP MORGAN CHASE SECURITIES, INC.	E	$1,143
	MORGAN STANLEY & CO., INC.	E	$225
	GOLDMAN SACHS & CO.	E	$959
	BANK OF AMERICA CORP.	D	$5,273
	CITIGROUP GLOBAL MARKETS, INC.	D	$1,344
	CREDIT SUISSE FIRST BOSTON	D	$853
	GOLDMAN SACHS & CO.	D	$2,078

87

		Debt/	Value
Portfolio	Broker-Dealer	Equity	(000’s)
	JP MORGAN CHASE SECURITIES, INC.	D	$2,469
	BNP PARIBAS SECURITIES CORP.	D	$20
	MORGAN STANLEY & CO., INC.	D	$2,490
	STATE STREET BANK & TRUST CO.	D	$1,081
	BARCLAYS BANK PLC	D	$346
	UBS SECURITIES LLC	D	$440

Multi-Managed Income	STATE STREET BANK & TRUST CO.	E	$110
	BANK OF AMERICA CORP.	E	$635
	JP MORGAN CHASE SECURITIES, INC.	E	$447
	MORGAN STANLEY & CO., INC.	E	$109
	GOLDMAN SACHS & CO.	E	$395
	CITIGROUP GLOBAL MARKETS, INC.	D	$1,328
	CREDIT SUISSE FIRST BOSTON	D	$1,023
	GOLDMAN SACHS & CO.	D	$2,157
	JP MORGAN CHASE SECURITIES, INC.	D	$2,336
	BANK OF AMERICA CORP.	D	$7,605
	MORGAN STANLEY & CO. INC.	D	$2,674
	STATE STREET BANK & TRUST CO.	D	$240
	BARCLAYS BANK PLC	D	$323
	BNP PARIBAS SECURITIES CORP.	D	$10
	UBS SECURITIES LLC	D	$725

Multi-Managed Moderate Growth	STATE STREET BANK & TRUST CO.	E	$289
	BANK OF AMERICA CORP.	E	$2,947
	JP MORGAN CHASE SECURITIES, INC.	E	$1,924
	MORGAN STANLEY & CO., INC.	E	$280
	GOLDMAN SACHS & CO.	E	$1,559
	BANK OF AMERICA CORP.	D	$7,478
	CITIGROUP GLOBAL MARKETS, INC.	D	$1,078
	GOLDMAN SACHS & CO.	D	$1,810
	JP MORGAN CHASE SECURITIES, INC.	D	$2,025
	BNP PARIBAS SECURITIES CORP.	D	$10
	MORGAN STANLEY & CO., INC	D	$2,555
	STATE STREET BANK & TRUST CO.	D	$1,750
	BARCLAYS BANK PLC	D	$281
	UBS SECURITIES LLC	D	$885

Real Return	BANK OF AMERICA CORP.	D	$11,040
	UBS SECURITIES LLC	D	$1,950

Small Cap	STATE STREET BANK & TRUST CO.	D	$3,361

Stock	JP MORGAN SECURITIES, INC.	E	$4,104
	MORGAN STANLEY & CO., INC.	E	$1,564
	GOLDMAN SACHS & CO.	E	$1,945
A Manager and its respective affiliates may manage, or have proprietary interests in, accounts with similar, dissimilar or the same investment objective as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of the Portfolio’s investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account’s adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

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If determined by a Manager to be beneficial to the interests of the Trust, partners and/or employees of the Manager may serve on investment advisory committees, which will consult with the Manager regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio’s proposed investment activities that is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.
It is possible that a Portfolio’s holdings may include securities of entities for which a Manager or its affiliate performs investment banking services as well as securities of entities in which the Manager or its affiliate makes a market. From time to time, such activities may limit a Portfolio’s flexibility in purchases and sales of securities. When a Manager or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the Manager may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.
Because each Managed Component of a Multi-Managed Seasons Portfolio and each separate portion of a Multi-Managed Seasons Select Portfolio will be managed independently of each other, it is possible that the same security may be purchased and sold on the same day by two separate Managed Components or separate portion, resulting in higher brokerage commissions for the Portfolio.
GENERAL INFORMATION
Custodian. State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust’s custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities, and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Trust.
Independent Registered Public Accounting Firm and Legal Counsel. PricewaterhouseCoopers LLP (“PwC”), 1201 Louisiana Street, Suite 2900, Houston, TX 77002, has been selected as the Trust’s independent registered public accounting firm. PwC performs an annual audit of the Trust’s financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019-6099, has been selected to provide legal counsel to the Trust.
Reports to Shareholders. Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information. The Trust files schedules of its portfolio holdings with the SEC for the first and third quarters of each fiscal year (June 30th and December 31st) on Form N-Q. Shareholders may obtain Form N-Q by visiting the SEC’s website at http://www.sec.gov or visiting the SEC’s Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8900.
Shareholder and Trustee Responsibility. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.
Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.
Registration Statement. A registration statement has been filed with the SEC under the Securities Act and the 1940 Act. The Prospectuses and this SAI do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the SEC, Washington, D.C., to all of which reference is hereby made.

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Proxy Voting Policies and Procedures
Proxy Voting Responsibility. The Trust has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of the Trust and the Trust’s investment adviser, SAAMCo (i.e., representatives form the investment legal and compliance departments). The policies and procedures enable the Trust to vote proxies in a manner consistent with the best interests of the Trust’s shareholders. Except as otherwise described below regarding case-by-case voting matters, neither SAAMCo nor any Manager has discretion concerning proxy voting decisions.
The Trust has retained a proxy voting service, the RiskMetrics Group, to effect votes on behalf of the Trust according to the Trust’s policies and procedures, and to assist the Trust with certain responsibilities including recordkeeping of proxy votes.
Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors the portfolio manager considers is the quality and depth of the company’s management. In holding portfolio securities, the Trust is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Trust’s policies and procedures therefore provide that the Trust will generally vote in support of management recommendations on most corporate matters. When a Trust’s portfolio manager is dissatisfied with a company’s management, the Trust typically will sell the holding.
Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. The Proxy Voting Committee has established proxy voting guidelines. In these circumstances, the Trust may request guidance or a recommendation from the proxy voting committee, the independent proxy voting agent, the portfolio manager or other appropriate personnel of SAAMCo and/or the subadviser of a Portfolio. In these instances, such person(s) will recommend the vote that will maximize value for and is in the best interests of the Trust’s shareholders.
Examples of the Trust’s Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Trust’s voting positions on specific matters:
•	Vote with management recommendations on most corporate matters;

•	Vote on a case-by-case basis on proposals to increase or decrease authorized common stock or preferred stocks;

•	Vote for a management proposal to decrease authorized preferred stock or cancel a class or series of preferred stock;

•	Vote on a case-by-case basis regarding finance, merger and acquisition matters;

•	Abstain from voting on social responsibility or environmental matters, unless the portfolio’s objective is directly related to the social or environmental matter in question;[6]

•	Not vote proxies for index funds/portfolios and passively managed portfolios;[7] and

•	Vote on a case-by-case basis on equity compensation plans..

[6]	In these circumstances, the Portfolio will consider the effect that the vote’s outcome may have on the issuing company and the value of its securities as part of the Portfolio’s overall investment evaluation of whether to retain or sell the company’s securities. The Portfolio will either retain or sell the securities according to the best interests of the portfolio’s shareholders.

[7]	The Board of Trustees has determined that the costs of voting proxies for passively managed Portfolios will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the Portfolio retains a particular security. That is, the Portfolio will retain or sell a particular security based on objective, rather than subjective, criteria.

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Conflicts of Interest. Members of the proxy voting committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Trust’s proxy voting guidelines will in most instances adequately address any possible conflicts of interest, as votes generally are effected according to the guidelines or recommendations of the independent proxy voting agent.
However, if a situation arises where a vote presents a conflict between the interests of a Trust’s shareholders and the interests of SAAMCo, the Trust’s, or one of SAAMCo’s affiliates, and the conflict is known to the Trust, senior management of the Trust and SAAMCo, including the proxy voting committee, will consult with the Independent Chairman of the Board of Trustees or, if not available, an Independent Trustee. Any individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and determine the vote to ensure that the Trust selects the vote that is in the best interests of the Trust’s shareholders.
Proxy Voting Records. The independent proxy voting agent will be responsible for documenting its basis for any determination to vote in a non-uniform or contrary manner, as well as, for ensuring for the maintenance of records of each proxy vote cast on behalf of the Trust. The proxy voting agent will maintain records of voting decisions for each vote cast on behalf of the Portfolios for each one-year period ending June 30th. The proxy voting record will also be available on the SEC’s website at http://www.sec.gov.
Disclosure of Portfolio Holdings Policies and Procedures
The Board has adopted policies and procedures relating to disclosure of the Portfolios’ securities. These policies and procedures prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolios’ shares and other parties which are not employed by the Adviser or its affiliates. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios and their participants) are met, the Trust does not provide or permit others to provide information about the Portfolios’ holdings on a selective basis.
The Trust makes the Portfolios’ portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Trust’s fiscal quarter.
In addition, the Trust generally makes publicly available, on a periodic basis, information regarding a Portfolio’s top ten holdings (including name and percentage of a Portfolio’s assets invested in each holding) and the percentage breakdown of a Portfolio’s investments by country, sector and industry, as applicable. This information is generally made available through the Trust’s website, marketing communications (including printed advertising and sales literature), and/or the Trust’s telephone customer service centers. This information is generally not released until the information is at least 15 days old, unless otherwise approved by the Trust’s legal department. The Trust and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.
Before any non-public disclosure of information about a Portfolio’s holdings is permitted, any employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must then be submitted to the legal and compliance departments of that Adviser and the Trust. The Trust’s Chief Compliance Officer and/or the Adviser’s legal counsel are responsible for authorizing the selective release of portfolio holding information. If the request is approved, the Trust and the third party must execute a confidentiality agreement governing the third party’s duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential.
The Trust’s executive officers and the Adviser’s legal counsel are responsible for determining whether there is a legitimate business purpose for the disclosure of such information and whether there are conflicts between the Portfolios’ participants and the Portfolios’ affiliates. To find that there is a legitimate business purpose, it must be determined that the selective disclosure of portfolio holdings information is necessary for the Portfolios’ operation or useful to the Portfolios’ participants without compromising the integrity or performance of the Portfolios.
At each quarterly meeting of the Board, the Trustees review a report disclosing the third parties to whom the Portfolios’ holdings information has been disclosed and the purpose for such disclosure, and consider whether or not the release of

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information to such third parties is in the best interest of the Portfolios and its participants.
•	Subadvisers. Each subadviser is continuously provided with the entire portfolio holdings for each Portfolio that it subadvises on a daily basis. In the case of a multi-managed Portfolio, the subadviser has access only to that portion of the Portfolio’s holdings that it subadvises. In the event a sub-adviser is engaged to assume sub-advisory duties of a Portfolio, the Trust routinely discloses portfolio holdings information to such sub-adviser prior to its assumption of duties.

•	PwC. PwC is provided with entire portfolio holdings information during periods in which it performs its audits of the Portfolios’ financial statements. PwC does not disclose to third parties information regarding the Portfolios’ holdings.

•	State Street Bank and Trust Company (“State Street”). State Street, as custodian to the Portfolios, has daily access to the entire holdings of each Portfolio. State Street does not disclose or release information regarding the Portfolios’ holdings except as instructed by the Portfolio.

•	Lipper. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis. This information is disclosed approximately fifteen (15) days after the month end. Lipper analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio’s asset class and category in order to place each Portfolio in the appropriate peer group. Lipper does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to Lipper subscribers approximately sixty (60) days after the receipt of information from the Portfolio.

•	Morningstar. Morningstar is a subscription-based service, though certain information regarding stocks and retail mutual Portfolios may be accessed through its web site at no charge. Information regarding the Portfolios are available only with a subscription. State Street forwards entire portfolio holdings information to Morningstar on a monthly basis, approximately thirty (30) days after each month end. Morningstar analyzes the information to produce various reports that contain statistical measures and other portfolio information (including equity style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.). Through Morningstar’s DataLab product, entire portfolio holdings information is available to subscribers approximately within one week of Morningstar’s receipt of the information. Other Morningstar subscription-based products provide statistical measures and portfolio information generally between fifteen (15) to thirty (30) days after its receipt of such information.

•	Standard & Poor’s (“S&P”). The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately thirty (30) days after the month end. S&P analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio’s asset class and category in order to place each Portfolio in the appropriate peer group. S&P does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to S&P subscribers approximately sixty (60) days after the receipt of information from the Portfolio.

•	Bloomberg. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Bloomberg’s various databases within one (1) to fourteen (14) days of its receipt.

•	Thompson Financial. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Thompson Financial’s various databases within a few days of its receipt.

•	Financial Printers. Portfolio Accounting provides various financial printers with portfolio holdings information between thirty (30) and sixty (60) days after each portfolio’s fiscal quarter. Financial printers assist the Portfolios with the filing of their annual and semi-annual shareholder reports and quarterly regulatory filings

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with the SEC and the printing of shareholder reports for distribution to participants. Financial printers do not disclose the information publicly other than to file the document on the SEC’s EDGAR database.

•	Investment Company Institute (“ICI”). Portfolio Accounting provides the ICI with certain holdings information (top 10 holdings, sector weighting and asset categories) regarding the Portfolios on a quarterly basis, approximately fifteen (15) days after the quarter end. The ICI uses this information for survey purposes and does not disclose a particular Portfolio’s holding information publicly.

•	Diligent Board Member Services, Inc. (“Diligent”). Diligent hosts online board meeting materials for the Board of Trustees.

•	Plexus Group. State Street provides purchase and sale information with respect to the Portfolios’ equity holdings on a quarterly basis approximately fifteen (15) days after the quarter end. Plexus analyze the information to produce reports containing brokerage execution statistics and comparisons. These reports are provided to the Portfolios and Plexus does not disclose publicly the information they receive or the reports they prepare. SAAMCo’s contract with Plexus includes a confidentiality clause.

•	RiskMetrics Group (“RiskMetrics”). RiskMetrics, formerly Institutional Shareholders Services, downloads weekly portfolio information (i.e. custodian identification number, security identification number, share position and description of the security) through State Street Insight System. This information is used for the purposes of voting proxies on behalf of a Portfolio, evaluating the Portfolio’s eligibility for participating in, and filing proofs of claim on behalf of, the Portfolio in securities class action lawsuits. RiskMetrics does not publicly disclose the information except as may be required when filing a proof of claim in connection with a Portfolio’s participation in a securities class action lawsuit. SAAMCo’s contract with RiskMetrics includes confidentiality disclosure.
FINANCIAL STATEMENTS
The Trust’s audited financial statements for the fiscal year ended March 31, 2010 are incorporated into this SAI by reference to its 2010 annual report to shareholders. You may request a copy of the reports at no charge by calling (800) 445-7862 or writing the Trust at P.O. Box 54299, Los Angeles, California, 90054-0299.

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APPENDIX
Moody’s Long-Term Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.
Moody’s Long-Term Rating Definitions:

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Moody’s Money Market and Bond Fund Ratings
Moody’s Money Market and Bond Fund Ratings are opinions of the investment quality of shares in mutual funds and similar investment vehicles which principally invest in short-term and long-term fixed income obligations, respectively. As such, these ratings incorporate Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield.

Aaa	Money Market Funds and Bond Funds rated Aaa are judged to be of an investment quality similar to Aaa-rated fixed income obligations — that is, they are judged to be of the best quality.

Aa	Money Market Funds and Bond Funds rated Aa are judged to be of an investment quality similar to Aa-rated fixed income obligations — that is, they are judged to be of high quality by all standards.

A	Money Market Funds and Bond Funds rated A are judged to be of an investment quality similar to A-rated fixed income obligations — that is, they are judged to possess many favorable investment attributes and are considered as upper-medium-grade investment vehicles.

Baa	Money Market Funds and Bond Funds rated Baa are judged to be of an investment quality similar to Baa-rated fixed income obligations — that is, they are considered as medium-grade investment vehicles.

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Ba	Money Market Funds and Bond Funds rated Ba are judged to be of an investment quality similar to Ba-rated fixed income obligations — that is, they are judged to have speculative elements.

B	Money Market Funds and Bond Funds rated B are judged to be of an investment quality similar to B-rated fixed income obligations — that is, they generally lack characteristics of a desirable investment.

Caa	Money Market Funds and Bond Funds rated Caa are judged to be of an investment quality similar to Caa-rated fixed income obligations — that is, they are of poor standing.

Ca	Money Market Funds and Bond Funds rated Ca are judged to be of an investment quality similar to Ca-rated fixed income obligations — that is, they represent obligations that are speculative in a high degree.

C	Money Market Funds and Bond Funds rated C are judged to be of an investment quality similar to C-rated fixed income obligations — that is, they are the lowest-rated class of bonds.
Note: Numerical modifiers 1, 2 and 3 may be appended to each rating classification from Aa to Caa. The modifier 1 indicates that the fund or similar investment vehicle ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the fund or similar investment vehicle ranks in the lower end of its letter rating category.
Moody’s Short-Term Ratings
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P Issue Credit Rating Definitions
A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.
Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.
Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term

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rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
S&P Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA	An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated “CC” is currently highly vulnerable to nonpayment.

C	A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken,

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but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D	An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)
The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

S&P Short-Term Issue Credit Ratings

A-1	A short-term obligation rated “A-1” is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1.	A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2	A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3	A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C	A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

S&P Active Qualifiers (Currently applied and/or outstanding)

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i	This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The “i” subscript indicates that the rating addresses the interest portion of the obligation only. The “i” subscript will always be used in conjunction with the “p” subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L	Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

p	This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” subscript indicates that the rating addresses the principal portion of the obligation only. The “p” subscript will always be used in conjunction with the “i” subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi	Ratings with a “pi” subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a “pi” subscript. Ratings with a “pi” subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr	The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
preliminary
Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by S&P of appropriate documentation. Changes in the information provided to S&P could result in the assignment of a different rating. In addition, S&P reserves the right not to issue a final rating.

•	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with S&P policies. The final rating may differ from the preliminary rating.

t	This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.
S&P Inactive Qualifiers (No longer applied or outstanding)

*	This symbol indicated continuance of the ratings is contingent upon S&P receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c	This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

98

q	A “q” subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r	The “r” modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an “r” modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. S&P discontinued the use of the “r” modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.
Fitch International Long-Term Credit Ratings
International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.
The following rating scale applies to foreign currency and local currency ratings:
Investment Grade

AAA	Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	Good credit quality. “BBB” ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade

BB	Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Highly speculative.
•	For issuers and performing obligations, “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of R1 (outstanding).
CCC
•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions.

99

Such obligations typically would possess a Recovery Rating of “R2” (superior), or “R3” (good) or “R4” (average).
CC
•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of “R4” (average) or “R5” (below average).
C
•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of “R6” (poor).

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
-	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; — the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or — the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated “D” upon a default. Defaulted and distressed obligations typically are rated along the continuum of “C” to “B” ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the “B” or “CCC-C” categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
Fitch International Short-Term Credit Ratings
The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

100

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.
Notes to Fitch International Long-Term and Short-Term Ratings:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)
Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period.
Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.
Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.
Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.
Interest Only Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.
Principal Only Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.
Rate of Return Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

“PIF”	Paid-in-Full; denotes a security that is paid-in-full, matured, called, or refinanced.

“NR”	Indicates that Fitch Ratings does not rate the issuer or issue in question.
“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

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PART C
OTHER INFORMATION
Item 28. Exhibits.

(a)	(i)	Declaration of Trust. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 22, 1996.

	(ii)	Establishment and Designation of Shares effective February 25, 1997. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

	(iii)	Establishment and Designation of Shares effective October 20, 1998. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

	(iv)	Establishment and Designation of Shares effective July 1, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

	(v)	Establishment and Designation of Shares of Beneficial Interest effective October 16, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

	(vi)	Establishment and Designation of Shares of Beneficial Interest effective December 29, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

	(vii)	Establishment and Designation of Shares of Beneficial Interest effective September 24, 2001. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

	(viii)	Establishment and Designation of Classes effective November 11, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

	(ix)	Establishment and Designation of Shares of Beneficial Interest dated November 1, 2004. Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on November 4, 2004.

	(x)	Establishment and Designation of Shares dated January 11, 2005. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on January 14, 2005.

	(xi)	Amended and Restated Establishment and Designation of Series and Classes of Shares dated May 26, 2005. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 15, 2005.

	(xii)	Amended and Restated Establishment and Designation of Shares of Beneficial Interest dated December 9, 2009. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

(b)	(i)	Amended and Restated By-Laws dated June 15, 2004. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

	(ii)	Amendment to By-Laws dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

	(iii)	Amendment 2 to By-Lays dated January 21, 2010. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

(c)		Instruments Defining Rights of Security Holders. Incorporated by reference to Exhibits (a) and (b) above.

(d)	(i)	Investment Advisory and Management Agreement between Seasons Series Trust and SunAmerica Asset Management Corp. (“SAAMCo”) dated January 19, 2010. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

	(ii)	Subadvisory Agreement between SAAMCo and AIG Global Investment Corp. (“AIGGIC”) dated December 10, 2001. Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed July 14, 2003.

	(iii)	Subadvisory Agreement between SAAMCo and BAMCO, Inc. dated September 15, 2003. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

	(iv)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and BAMCO, Inc. dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

	(v)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and BAMCO, Inc. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(vi)	Subadvisory Agreement between SAAMCo and Banc of America Capital Management, LLC dated January 1, 2005. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 15, 2005.

	(vii)	Amendment to Subadvisory Agreement between SAAMCo and Columbia Management Advisors, LLC, (formerly known as Banc of America Capital Management, LLC) dated October 3, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

	(viii)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Columbia Management Advisors, LLC dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(ix)	Amendment No. 3 to Subadvisory Agreement between SAAMCo and Columbia Management Advisors, LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(x)	Subadvisory Agreement between SAAMCo and ClearBridge Advisors, LLC dated December 1, 2006. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

	(xi)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and ClearBridge Advisors, LLC dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

	(xii)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and ClearBridge Advisors, LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(xiii)	Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(xiv)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management, L.P. dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

(xv)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management, L.P. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(xvi)	Subadvisory Agreement between SAAMCo and Ibbotson Associates Advisors, LLC dated March 1, 2006. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(xvii)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Ibbotson Associates Advisors, LLC dated September 7, 2006. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(xviii)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Ibbotson Associates Advisors, LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(xix)	Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated April 3, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

(xx)	Amendment to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated December 2, 2002. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(xxi)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated February 14, 2005. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 15, 2005.

(xxii)	Amendment No. 3 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(xxiii)	Amendment No. 4 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated July 20, 2009. Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 20, 2009.

(xxiv)	Amendment No. 5 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated October 1, 2009. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

(xxv)	Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated June 16, 2003. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

(xxvi)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

(xxvii)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(xxviii)	Subadvisory Agreement between SAAMCo and Lord, Abbett & Co. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(xxix)	Amendment to Subadvisory Agreement between SAAMCo and Lord, Abbett & Co. LLC dated October 3, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(xxx)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Lord, Abbett & Co. LLC dated January 23, 2006. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(xxxi)	Amendment No. 3 to Subadvisory Agreement between SAAMCo and Lord, Abbett & Co. LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(xxxii)	Subadvisory Agreement between SAAMCo and Marsico Capital Management, LLC dated December 14, 2008. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(xxxiii)	Subadvisory Agreement between SAAMCo and Northern Trust Investment, N.A. dated January 23, 2006. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(xxxiv)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Northern Trust Investments, N.A. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(xxxv)	Subadvisory Agreement between SAAMCo and PineBridge Investments, LLC dated March 29, 2010. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

(xxxvi)	Subadvisory Agreement between SAAMCo and Putnam Investment Management, LLC dated August 3, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(xxxvii)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Putnam Investment Management, LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(xxxviii)	Subadvisory Agreement between SAAMCo and RCM Capital Management, LLC (formerly Dresdner RCM Global Investors LLC) dated August 21, 2001. Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on September 24, 2001.

(xxxil)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and RCM Capital Management, LLC dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

(xl)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and RCM Capital Management, LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(xli)	Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

	(xlii)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

	(xliii)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(xliv)	Subadvisory Agreement between SAAMCo and Third Avenue Management LLC (formerly EQSF Advisers, Inc.) dated August 27, 2002. Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on September 24, 2001.

	(xlv)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Third Avenue Management LLC dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

	(xlvi)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Third Avenue Management LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(xlvii)	Subadvisory Agreement between SAAMCo and Thornburg Investment Management, Inc. dated July 29, 2002. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

	(xlviii)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Thornburg Investment Management, Inc. dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

	(xlix)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Thornburg Investment Management, Inc. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(l)	Subadvisory Agreement between SAAMCo and Wellington Management Company dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

	(li)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Wellington Management Company dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

	(lii)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Wellington Management Company dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(liii)	Amendment No. 3 to Subadvisory Agreement between SAAMCo and Wellington Management Company dated December 1, 2009. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

(e)		Inapplicable.

(f)		Inapplicable.

(g)	(i)	Master Custodian Agreement effective as of January 18, 2006. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

	(ii)	Amendment to Master Custodian Agreement effective as of January 18, 2006. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(h)	(i)	Fund Participation Agreement between Registrant and Anchor National Life Insurance Company, on behalf of itself and Variable Annuity Account Five. Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on April 1, 1997.

	(ii)	Form of Addendum to Fund Participation Agreement for Class 2 Shares dated May 29, 2008. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(iii)	Form of Addendum to Fund Participation Agreement for Class 3 Shares dated May 29, 2008. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(iv)	Indemnification Agreement between SAAMCo and Garrett F. Bouton dated March 2, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

	(v)	Indemnification Agreement between SAAMCo and Carl D. Covitz dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

	(vi)	Indemnification Agreement between SAAMCo and Jane Jelenko dated September 7, 2006. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

	(vii)	Indemnification Agreement between SAAMCo and Gilbert T. Ray dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

	(viii)	Indemnification Agreement between SAAMCo and Allan L. Sher dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

	(ix)	Indemnification Agreement between SAAMCo and Bruce G. Willison dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(i)		Opinion and Consent of Counsel. Filed herewith.

(j)	(i)	Consent of PricewaterhouseCoopers LLP. Filed herewith.

	(ii)	Consent of Willkie Farr & Gallagher LLP. Filed herewith.

(k)		Inapplicable.

(l)		Inapplicable.

(m)	(i)	Plan of Distribution Pursuant to Rule 12b-1 (Class 2 Shares) by the Registrant on behalf of its separately designated series dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(ii)	Plan of Distribution Pursuant to Rule 12b-1 (Class 3 Shares) by the Registration on behalf of its separately designated series dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(n)	(i)	Rule 18f-3 Plan. Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on September 28, 2000.

	(ii)	Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on August 26, 2002.

(o)		Inapplicable.

(p)	(i)	Code of Ethics for the Trust and SAAMCo dated December 1, 2009. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

	(ii)	Code of Ethics of BAMCO, Inc. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

	(iii)	Code of Ethics of ClearBridge Advisors., LLC. Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 20, 2009.

	(iv)	Code of Ethics of BofA Advisors LLC (formerly, Banc of America Capital Management, LLC and Columbia Management Advisors, LLC). Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

	(v)	Code of Ethics of Goldman Sachs Asset Management. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(vi)	Code of Ethics of Ibbotson Associates Advisers LLC. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on January 14, 2005.

	(vii)	Code of Ethics of Janus Capital Management LLC. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

	(viii)	Code of Ethics of J.P. Morgan Investment Management, Inc. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

	(ix)	Code of Ethics of Lord, Abbett & Co., LLC. Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 20, 2009.

	(x)	Code of Ethics of Marsico Capital Management, LLC. Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 20, 2009.

	(xi)	Code of Ethics of Northern Trust Investment, N.A. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

	(xii)	Code of Ethics of PineBridge Investments, LLC. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

	(xiii)	Code of Ethics of Putnam Investment Management, Inc. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

	(xiv)	Code of Ethics of RMC Capital Management, LLC (formerly Dresdner RCM Global Investors LLC). Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

	(xv)	Code of Ethics of T. Rowe Price Associates, Inc. Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 20, 2009.

	(xvi)	Code of Ethics for Third Avenue Management LLC (formerly EQSF Advisers, Inc.). Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2001.

	(xvii)	Code of Ethics for Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit p (2) of Post-Effective Amendment No. 42 to Thornburg Investment Trust’s Registration Statement on Form N-1A (File No. 33-14905) filed on September 1, 2000.

	(xviii)	Code of Ethics of Wellington Management Company, LLP. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

(q)		Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.
Item 29. Persons Controlled by or under Common Control with Registrant.
There are no persons controlled by or under common control with the Registrant.
Item 30. Indemnification.
Article VI of the Registrant’s By-Laws relating to the indemnification of officers and trustees is quoted below:
ARTICLE VI
INDEMNIFICATION
          Section 6. Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:
     (i) every person who is or has been a trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party, witness or otherwise by virtue of being or having been a trustee or officer of the Trust and against amounts paid or incurred by that individual in the settlement thereof;
     (ii) the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative (including examinations and inspections), arbitrative, investigative or other, whether formal or informal including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, accountant’s fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:
     (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual’s office;
     (ii) with regard to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual’s action was in the best interest of the Trust; or
     (iii) in the event of a settlement involving a payment by a Covered Person or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual’s office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that the individual did not engage in such conduct:
          (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or
          (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not “Interested Persons” (as defined below) of the Trust or (ii) other legal counsel chosen by a majority of the Disinterested Trustees (as defined below) (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.
     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.
     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 6 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 6, provided that either:
     (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or
     (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in Section 6(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
     As used in this Section 6, an “Interested Person” of the Trust is defined in Section 2(a)(19) of the Investment Company Act of 1940 and a “Disinterested Trustee” is one (i) who is not an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Securities and Exchange Commission) and (ii) against whom none of the actions, suits or other proceedings with respect to which indemnification is sought or another action, suit or other proceeding on the same or similar grounds is then or had been pending.
     (e) With respect to any such determination or opinion referred to in clause (b)(iii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

     (f) Each person who is a Trustee or officer of the Trust shall be deemed to have served or to have continued to serve in such capacity in reliance upon the indemnity provided for in this Section 6. All rights to indemnification under this Section 6 shall be deemed to be provided by a contract between the Trust and the person who serves as a Trustee or officer of the Trust at any time while this Section 6 is in effect. Any repeal or modification thereof shall not affect any rights or obligations existing prior to any such repeal or modification.
Item 31. Business And Other Connections of the Investment Adviser.
“SAAMCo”, the Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SAAMCo on file with the Securities and Exchange Commission (the “Commission”) (File No. 801-19813) for a description of the names and employment of the directors and officers of SAAMCo and other required information.
BAMCO, Inc, BofA Advisors, LLC (f/k/a Bank of America Capital Management, LLC and Columbia Management Advisors, LLC), ClearBridge Advisors, LLC, Goldman Sachs Asset Management LP, Ibbotson Associates Advisers, LLC, Janus Capital Management LLC (f/k/a Janus Capital Corporation), J.P. Morgan Investment Management Inc., Lord, Abbett & Co. LLC, Marsico Capital Management, LLC, Northern Trust Investments, N.A., PineBridge Investments, LLC, Putnam Investment Management, LLC, RCM Capital Management LLC (f/k/a Dresdner RCM Global Investors LLC), T. Rowe Price Associates, Inc., Third Avenue Management LLC (f/k/a EQSF Advisers, Inc.), Thornburg Investment Management, Inc. and Wellington Management Company, the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the above referenced Subadvisers.

FILE NO.
BAMCO, Inc.	801-29080

BofA Advisors, LLC	801-56720

ClearBridge Advisors, LLC	801-64710

Franklin Advisors, Inc.	801-51967

Goldman Sachs Asset Management LP	801-37591

Ibbotson Associates Advisers, LLC	801-62323

Janus Capital Management LLC	801-13991

J.P. Morgan Investment Management Inc.	801-21011

Lord, Abbett & Co. LLC	801-6997

Marsico Capital Management, LLC	801-54914

Northern Trust Investment, N.A.	801-33358

PineBridge Investments, LLC	801-18759

Putnam Investment Management, LLC	801-7974

RMC Capital Management LLC	801-56308

T. Rowe Price Associates, Inc.	801-856

Third Avenue Management LLC	801-27792

Thornburg Investment Management, Inc.	801-17853

Wellington Management Company, LLP	801-15908

Item 32. Principal Underwriters.
There is no Principal Underwriter for the Registrant.
Item 33. Location of Accounts and Records.
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.
BAMCO, Inc. is located at 767 Fifth Avenue, New York, New York 10153.
BofA Advisors, LLC (formerly, Columbia Management Advisors, LLC) is located 100 Federal Street, Boston, Massachusetts 02110.
ClearBridge Advisors, LLC is located at 620 Eighth Avenue, New York, New York 10018.
Goldman Sachs Asset Management LP is located at 32 Old Slip, New York, New York 10005.
Ibbotson Associates Advisers, LLC is located at 22 W. Washington Street, Chicago, Illinois 60602.
Janus Capital Management, Inc. is located at 151 Detroit Street, Denver, Colorado 80206.
J.P. Morgan Investment Management, Inc. is located at 245 Park Avenue, New York, New York 10167.
Lord, Abbett & Co. LLC is located at 90 Hudson Street, Jersey City, New Jersey 07302.
Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202.
Northern Trust Investments, N.A. is located at 50 South LaSalle Street, Chicago, Illinois 60603.
PineBridge Investments, LLC. is located at 70 Pine Street, New York, New York 10270.
Putnam Investment Management, LLC is located at One Post Office Square, Boston, Massachusetts 02109.
RCM Capital Management LLC is located at Four Embarcadero Center, San Francisco, California 94111.
SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311 and 2929 Allen Parkway, Houston, Texas 77546.
T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.
Third Avenue Management LLC is located at 622 Third Avenue, New York, New York 10017.
Thornburg Investment Management, Inc. is located at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.
Wellington Management Company, LLP is located at 75 State Street, Boston, Massachusetts 02109.
Each of the Adviser and Subadvisers maintain the books, accounts and records required to be maintained pursuant to Section 31 (a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 34. Management Services.
Inapplicable.
Item 35. Undertakings.
Inapplicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 28 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 28 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on the 21st day of July 2010.

SEASONS SERIES TRUST
By:	/s/ John T. Genoy
John T. Genoy
President (Principal Executive Officer)

     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John T. Genoy	President (Principal Executive	July 21, 2010
John T. Genoy	Officer)

/s/ Donna M. Handel	Treasurer (Principal Financial and	July 21, 2010
Donna M. Handel	Accounting Officer)

*	Trustee and Chairman	July 21, 2010
Bruce G. Wilson

*	Trustee	July 21, 2010
Garrett F. Bouton

*	Trustee	July 21, 2010
Carl D. Covitz

*	Trustee	July 21, 2010
Jana W. Greer

*	Trustee	July 21, 2010
Jane Jelenko

*	Trustee	July 21, 2010
Gilbert T. Ray

*	Trustee	July 21, 2010
Allan L. Sher

*By:	/s/ Nori L. Gabert Nori L. Gabert
Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT 28	ITEM

(i))	Opinion and Consent of Counsel.

(j)(i)	Consent of PricewaterhouseCoopers LLP.

(j)(ii)	Consent of Willkie Farr & Gallagher. LLP.